UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 9/30/2014

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.8%

Consumer Discretionary – 14.7%
Auto Components - 1.6%
Dorman Products [1]	346,600	$13,884,796
Drew Industries	652,738	27,539,016
Gentex Corporation	985,037	26,369,441
Standard Motor Products	66,843	2,301,404
STRATTEC SECURITY [2]	244,150	19,861,603
Superior Industries International	488,000	8,554,640

		98,510,900

Automobiles - 1.0%
Thor Industries	775,540	39,940,310
Winnebago Industries [1]	890,000	19,375,300

		59,315,610

Distributors - 1.1%
Core-Mark Holding Company	673,925	35,744,982
Pool Corporation	248,300	13,388,336
Weyco Group [2]	590,500	14,827,455

		63,960,773

Diversified Consumer Services - 0.5%
Capella Education	29	1,815
Chegg [1,3]	200,000	1,248,000
Sotheby’s	687,500	24,557,500
Universal Technical Institute	753,700	7,047,095

		32,854,410

Hotels, Restaurants & Leisure - 0.0%
Biglari Holdings [1]	1,760	597,978

Household Durables - 2.0%
Ethan Allen Interiors	1,106,588	25,230,206
Garmin	8,200	426,318
Harman International Industries	103,900	10,186,356
La-Z-Boy	689,500	13,645,205
Mohawk Industries [1]	153,845	20,741,383
NVR [1]	43,278	48,905,006
SodaStream International [1,3]	26,100	769,689
Turtle Beach [1,3]	214,884	1,643,863

		121,548,026

Internet & Catalog Retail - 0.1%
FTD Companies [1]	237,760	8,109,994

Leisure Products - 0.3%
Arctic Cat	129,993	4,526,356
Callaway Golf	250,000	1,810,000
LeapFrog Enterprises Cl. A [1,3]	73,400	439,666
Nautilus [1]	534,800	6,401,556
Smith & Wesson Holding Corporation [1,3]	245,800	2,320,352

		15,497,930

Media - 1.5%
DreamWorks Animation SKG Cl. A [1,3]	448,600	12,233,322
E.W. Scripps Company Cl. A [1,3]	190,100	3,100,531
Harte-Hanks	212,600	1,354,262
Morningstar	442,400	30,038,960
Rentrak Corporation [1]	270,365	16,476,043
Saga Communications Cl. A	168,600	5,661,588
Scholastic Corporation	50,000	1,616,000
Wiley (John) & Sons Cl. A	375,593	21,074,523

		91,555,229

Multiline Retail - 0.2%
Dollar Tree [1]	7,900	442,953
Tuesday Morning [1]	443,633	8,608,698

		9,051,651

Specialty Retail - 5.1%
Advance Auto Parts	3,500	456,050
American Eagle Outfitters	1,276,791	18,539,005
America’s Car-Mart [1,2]	636,516	25,199,669
Ascena Retail Group [1]	2,193,969	29,179,788
Buckle (The)	769,861	34,943,991
Cato Corporation (The) Cl. A	665,163	22,921,517
Destination Maternity	610,959	9,433,207
DSW Cl. A	638,500	19,225,235
Finish Line (The) Cl. A	16,900	423,007
GameStop Corporation Cl. A	671,400	27,661,680
Genesco [1]	653,847	48,875,063
Guess?	248,335	5,455,920
Monro Muffler Brake	308,400	14,966,652
Penske Automotive Group	389,200	15,797,628
Ross Stores	2,400	181,392
Shoe Carnival	895,041	15,940,680
Stein Mart	1,473,242	17,015,945

		306,216,429

Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear	20,200	722,756
Crocs [1]	300,807	3,784,152
G-III Apparel Group [1]	157,544	13,054,096
Movado Group	487,336	16,111,328
Steven Madden [1]	809,247	26,082,031
Vera Bradley [1,3]	311,080	6,433,134
Wolverine World Wide	431,900	10,823,414

		77,010,911

Total		884,229,841

Consumer Staples – 2.0%
Food & Staples Retailing - 0.1%
Village Super Market Cl. A	181,297	4,129,946

Food Products - 0.9%
Cal-Maine Foods	143,221	12,793,932
Farmer Bros. [1]	84,477	2,445,609
Industrias Bachoco ADR	108,986	6,510,824
Sanderson Farms	331,800	29,181,810
Seneca Foods Cl. A [1]	121,589	3,477,445
Seneca Foods Cl. B [1]	7,197	214,471
SunOpta [1]	69,719	841,508

		55,465,599

Household Products - 0.2%
Harbinger Group [1]	1,009,600	13,245,952

Personal Products - 0.8%
Inter Parfums	547,000	15,042,500
Nu Skin Enterprises Cl. A	618,546	27,853,126
Nutraceutical International [1]	312,500	6,534,375

		49,430,001

Total		122,271,498

Diversified Investment Companies – 0.4%
Closed-End Funds - 0.4%
British Empire Securities and General
Trust	183,727	1,532,433
RIT Capital Partners	1,042,300	23,419,586

Total		24,952,019

Energy – 7.3%
Energy Equipment & Services - 6.9%
Atwood Oceanics [1]	525,721	22,968,751
C&J Energy Services [1]	101,977	3,115,397
CARBO Ceramics	155,000	9,180,650
Ensign Energy Services	1,710,100	22,461,334
Era Group [1]	721,840	15,700,020
Exterran Holdings	745,500	33,033,105
Geospace Technologies [1]	12,400	435,860
Helmerich & Payne	312,435	30,578,014
ION Geophysical [1]	816,700	2,278,593
Matrix Service [1]	50,574	1,219,845
Newpark Resources [1]	176,200	2,191,928
Oceaneering International	2,300	149,891
Oil States International [1]	507,677	31,425,206
Pason Systems	1,847,100	51,638,646
Patterson-UTI Energy	369,800	12,029,594
RPC	1,280,475	28,119,231
SEACOR Holdings [1]	406,936	30,438,813
TGS-NOPEC Geophysical	508,120	12,930,872
Tidewater	706,314	27,567,435
Total Energy Services	242,750	4,508,416
Trican Well Service	1,283,200	15,009,527
Unit Corporation [1]	994,013	58,298,862

		415,279,990

Oil, Gas & Consumable Fuels - 0.4%
Cimarex Energy	116,000	14,677,480
SM Energy	14,000	1,092,000
Sprott Resource [1]	2,688,200	6,672,794
VAALCO Energy [1]	151,900	1,291,150
World Fuel Services	5,800	231,536
WPX Energy [1]	66,000	1,587,960

		25,552,920

Total		440,832,910

Financials – 10.8%
Banks - 0.5%
Ames National	13,800	308,430
Camden National	154,788	5,417,580
City Holding Company	265,670	11,192,677
First Citizens BancShares Cl. A	58,526	12,678,488

		29,597,175

Capital Markets - 4.2%
AllianceBernstein Holding L.P.	1,528,960	39,768,250
Artisan Partners Asset Management Cl. A	10,400	541,320
ASA Gold and Precious Metals	88,100	1,036,056
Cowen Group [1]	2,152,377	8,071,414
Diamond Hill Investment Group	161,817	19,911,582
Federated Investors Cl. B	1,741,432	51,128,443
Financial Engines	45,000	1,539,675
FXCM Cl. A	100,260	1,589,121
GFI Group	464,000	2,510,240
INTL FCStone [1]	61,217	1,060,278
Lazard Cl. A	344,322	17,457,125
Manning & Napier Cl. A	677,292	11,371,733
Medley Management Cl. A [1,3]	118,300	1,995,721
MVC Capital	20,000	215,200
Paris Orleans	178,346	3,940,924
Reinet Investments	228,296	4,922,124
Reinet Investments DR	1,300,000	2,902,395
RHJ International [1]	20,000	98,594
SEI Investments	1,260,665	45,585,646
Sprott	2,740,500	6,949,435
Stifel Financial [1]	38,000	1,781,820
Waddell & Reed Financial Cl. A	55,000	2,842,950
Westwood Holdings Group	392,335	22,241,471
WisdomTree Investments [1,3]	180,000	2,048,400

		251,509,917

Consumer Finance - 0.0%
EZCORP Cl. A [1,3]	66,600	660,006

Diversified Financial Services - 1.1%
Bolsa Mexicana de Valores	7,740,000	16,632,024
PICO Holdings [1,2]	1,319,011	26,314,270
Sofina	209,000	22,934,369

		65,880,663

Insurance - 3.6%
Alleghany Corporation [1]	11,800	4,934,170
Allied World Assurance Company
Holdings	408,758	15,058,645
Aspen Insurance Holdings	222,458	9,514,529
Brown & Brown	41,000	1,318,150
E-L Financial	59,500	36,711,014
Erie Indemnity Cl. A	293,500	22,250,235
Greenlight Capital Re Cl. A [1]	1,156,104	37,469,330
MBIA [1]	2,265,177	20,794,325
PartnerRe	168,181	18,481,410
Primerica	41,000	1,977,020
ProAssurance Corporation	54,505	2,402,035
Reinsurance Group of America	347,821	27,870,897
RLI Corp.	380,681	16,479,680
Validus Holdings	116,700	4,567,638

		219,829,078

Real Estate Management & Development - 0.7%
AV Homes [1]	45,500	666,575
Jones Lang LaSalle	111,100	14,036,374
Kennedy-Wilson Holdings	305,300	7,314,988
St. Joe Company (The) [1,3]	105,000	2,092,650
Tejon Ranch [1]	572,627	16,056,461

		40,167,048

Thrifts & Mortgage Finance - 0.7%
Genworth MI Canada	902,612	28,530,260
TrustCo Bank Corp. NY	2,175,051	14,007,329

		42,537,589

Total		650,181,476

Health Care – 6.6%
Biotechnology - 0.5%
ARIAD Pharmaceuticals [1,3]	121,250	654,750
Lexicon Pharmaceuticals [1,3]	1,522,400	2,146,584
Myriad Genetics [1,3]	622,520	24,010,596

		26,811,930

Health Care Equipment & Supplies - 1.7%
Analogic Corporation	301,100	19,258,356
Atrion Corporation	6,935	2,115,244
DENTSPLY International	10,100	460,560
IDEXX Laboratories [1]	211,900	24,968,177
Invacare Corporation	129,000	1,523,490
Meridian Bioscience	82,900	1,466,501
Merit Medical Systems [1]	534,586	6,350,882
STERIS Corporation	521,700	28,150,932
SurModics [1]	346,900	6,299,704
Thoratec Corporation [1]	348,300	9,310,059
Trinity Biotech ADR Cl. A	67,600	1,235,052

		101,138,957

Health Care Providers & Services - 1.8%
Bio-Reference Laboratories [1,3]	24,100	676,246
Chemed Corporation	144,348	14,853,409
HealthSouth Corporation	756,513	27,915,330
Landauer [2]	518,700	17,122,287
Magellan Health [1]	856	46,849
MEDNAX [1]	130,934	7,177,802
Owens & Minor	775,894	25,402,769
U.S. Physical Therapy	479,558	16,971,558

		110,166,250

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories Cl. A [1]	87,672	9,942,005
Covance [1]	146,500	11,529,550
ICON [1]	210,200	12,029,746
Mettler-Toledo International [1]	96,100	24,614,093
PAREXEL International [1]	270,000	17,034,300
PerkinElmer	758,120	33,054,032
Techne Corporation	345,200	32,293,460

		140,497,186

Pharmaceuticals - 0.3%
Lannett Company [1]	134,935	6,163,831
Medicines Company (The) [1]	536,132	11,966,466

		18,130,297

Total		396,744,620

Industrials – 23.5%
Aerospace & Defense - 1.5%
Astronics Corporation [1]	10,120	482,522
Cubic Corporation	111,963	5,239,868
Curtiss-Wright	263,120	17,344,870
HEICO Corporation	702,735	32,817,725
HEICO Corporation Cl. A	189,940	7,654,582
Kratos Defense & Security Solutions [1]	95,578	626,992
Teledyne Technologies [1]	277,000	26,040,770

		90,207,329

Air Freight & Logistics - 1.7%
Echo Global Logistics [1]	332,804	7,837,534
Forward Air	829,000	37,164,070
Hub Group Cl. A [1]	247,500	10,031,175
UTi Worldwide [1]	3,248,600	34,532,618
XPO Logistics [1,3]	287,292	10,822,290

		100,387,687

Building Products - 1.4%
AAON	1,586,962	26,994,224
American Woodmark [1]	410,774	15,141,130
Gibraltar Industries [1]	615,120	8,420,993
Insteel Industries	308,567	6,344,137
NCI Building Systems [1]	29,626	574,744
Simpson Manufacturing	1,017,200	29,651,380

		87,126,608

Commercial Services & Supplies - 2.2%
Copart [1]	1,197,152	37,488,815
Healthcare Services Group	677,275	19,376,838
Heritage-Crystal Clean [1]	257,656	3,828,768
Ritchie Bros. Auctioneers	1,776,400	39,773,596
Team [1]	551,898	20,922,453
UniFirst Corporation	109,726	10,598,434

		131,988,904

Construction & Engineering - 1.1%
Chicago Bridge & Iron	22,056	1,275,939
Comfort Systems USA	553,491	7,499,803
EMCOR Group	617,400	24,671,304
KBR	1,455,572	27,408,421
MYR Group [1]	211,220	5,086,178

		65,941,645

Electrical Equipment - 1.8%
AZZ	215,958	9,020,566
Encore Wire	295,479	10,959,316
EnerSys	122,400	7,177,536
Franklin Electric	789,200	27,416,808
Global Power Equipment Group	744,785	11,097,297
GrafTech International [1,3]	2,035,406	9,322,159
Powell Industries	370,000	15,118,200
Preformed Line Products [2]	352,478	18,596,739

		108,708,621

Industrial Conglomerates - 0.4%
Carlisle Companies	37,475	3,012,240
Raven Industries	783,570	19,119,108

		22,131,348

Machinery - 8.1%
AGCO Corporation	3,600	163,656
Alamo Group	297,657	12,203,937
Chart Industries [1,3]	19,500	1,192,035
CIRCOR International	521,232	35,094,551
CLARCOR	517,500	32,643,900
Columbus McKinnon	152,974	3,363,898
Donaldson Company	717,400	29,147,962
Foster (L.B.) Company	186,898	8,586,094
Gorman-Rupp Company (The)	62,166	1,867,467
Graco	412,749	30,122,422
Graham Corporation	39,498	1,135,568
Harsco Corporation	100,000	2,141,000
IDEX Corporation	30,000	2,171,100
John Bean Technologies	1,082,533	30,451,653
Kadant	74,800	2,920,940
Kennametal	922,833	38,122,231
Lincoln Electric Holdings	364,860	25,224,596
Lindsay Corporation	158,000	11,810,500
Miller Industries	211,225	3,569,703
Mueller Industries	12,000	342,480
Mueller Water Products Cl. A	15,600	129,168
Nordson Corporation	284,600	21,649,522
Proto Labs [1]	75,110	5,182,590
RBC Bearings	675,100	38,278,170
Semperit AG Holding	33,697	1,553,477
Standex International	22,900	1,697,806
Sun Hydraulics	645,710	24,272,239
Tennant Company	583,300	39,133,597
Timken Company (The)	50,880	2,156,803
Valmont Industries	291,100	39,278,123
WABCO Holdings [1]	140,800	12,805,760
Wabtec Corporation	356,587	28,897,810

		487,310,758

Professional Services - 2.3%
Acacia Research	181,000	2,801,880
Advisory Board (The) [1]	665,923	31,025,353
Barrett Business Services	160,800	6,349,992
Corporate Executive Board	95,600	5,742,692
CRA International [1]	374,231	9,516,694
Exponent	269,639	19,112,012
Franklin Covey [1]	140,000	2,742,600
ICF International [1]	162,775	5,011,842
ManpowerGroup	341,005	23,904,451
Navigant Consulting [1]	50,000	695,500
On Assignment [1]	34,595	928,876
Robert Half International	237,690	11,646,810
RPX Corporation [1]	316,100	4,340,053
Towers Watson & Co. Cl. A	64,100	6,377,950
TrueBlue [1]	229,200	5,789,592

		135,986,297

Road & Rail - 1.3%
Contrans Group Cl. A	70,000	936,917
Knight Transportation	225,100	6,165,489
Landstar System	571,800	41,278,242
Patriot Transportation Holding [1]	254,400	8,629,248
Universal Truckload Services	810,784	19,661,512

		76,671,408

Trading Companies & Distributors - 1.4%
Aceto Corporation	503,100	9,719,892
Air Lease Cl. A	26,000	845,000
Applied Industrial Technologies	947,275	43,243,104
MSC Industrial Direct Cl. A	364,810	31,176,662

		84,984,658

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings [1]	1,141,187	19,856,654

Total		1,411,301,917

Information Technology – 21.1%
Communications Equipment - 2.3%
ADTRAN	1,363,315	27,988,857
Bel Fuse Cl. B	11,874	293,763
Black Box	142,502	3,323,147
Brocade Communications Systems	2,541,119	27,621,963
CalAmp Corporation [1]	50,600	891,572
Comtech Telecommunications	35,500	1,318,825
Digi International [1]	388,644	2,914,830
Finisar Corporation [1,3]	74,000	1,230,620
NETGEAR [1]	1,177,118	36,784,937
Oplink Communications	68,467	1,151,615
Plantronics	480,502	22,958,386
Polycom [1]	165,000	2,027,025
TESSCO Technologies	275,481	7,986,194

		136,491,734

Electronic Equipment, Instruments & Components - 9.4%
Anixter International	185,100	15,703,884
Avnet	8,300	344,450
AVX Corporation	1,448,321	19,233,703
Badger Meter	273,514	13,798,781
Benchmark Electronics [1]	918,700	20,404,327
Cognex Corporation [1]	611,790	24,636,783
Coherent [1]	647,350	39,727,870
Dolby Laboratories Cl. A [1]	542,546	22,672,997
DTS [1,2]	1,119,829	28,275,682
Fabrinet [1]	1,604,544	23,426,342
FARO Technologies [1]	378,900	19,229,175
FLIR Systems	954,000	29,898,360
Hollysys Automation Technologies [1]	415,400	9,342,346
IPG Photonics [1]	460,430	31,668,375
Key Tronic [1,2]	697,835	7,376,116
Methode Electronics	469,350	17,304,935
MTS Systems	528,874	36,100,939
National Instruments	1,266,700	39,179,031
Newport Corporation [1]	1,636,722	29,002,714
Park Electrochemical	32,200	758,310
PC Connection	867,221	18,619,235
Plexus Corporation [1]	673,900	24,887,127
Richardson Electronics	157,551	1,573,935
Rofin-Sinar Technologies [1]	1,075,760	24,807,026
Rogers Corporation [1]	402,181	22,023,432
TTM Technologies [1]	375,000	2,553,750
Vishay Intertechnology	1,926,545	27,530,328
Zebra Technologies Cl. A [1]	216,230	15,345,843

		565,425,796

Internet Software & Services - 0.4%
Envestnet [1]	322,401	14,508,045
j2 Global	62,300	3,075,128
Support.com [1,3]	650,300	1,404,648
Textura Corporation [1,3]	199,600	5,269,440
Xoom Corporation [1]	25,000	548,750

		24,806,011

IT Services - 2.6%
Computer Task Group	507,172	5,629,609
Convergys Corporation	1,113,393	19,840,663
CoreLogic [1]	319,000	8,635,330
Fiserv [1]	5,000	323,175
Forrester Research	298,200	10,991,652
ManTech International Cl. A	803,870	21,664,297
MAXIMUS	696,500	27,950,545
MoneyGram International [1]	1,011,539	12,684,699
NeuStar Cl. A [1,3]	15,700	389,831
Sapient Corporation [1]	2,011,700	28,163,800
ServiceSource International [1,3]	815,761	2,634,908
Sykes Enterprises [1]	242,302	4,841,194
Syntel [1]	138,400	12,170,896
Teradata Corporation [1]	4,900	205,408

		156,126,007

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries [1]	697,414	13,104,409
Brooks Automation	370,700	3,896,057
Cabot Microelectronics [1]	512,555	21,245,405
Diodes [1]	1,289,000	30,832,880
Entropic Communications [1]	19,953	53,075
Exar Corporation [1]	824,441	7,378,747
Fairchild Semiconductor International [1]	1,151,800	17,887,454
Integrated Silicon Solution	293,833	4,037,265
IXYS Corporation	434,105	4,558,102
Kulicke & Soffa Industries [1]	140,200	1,995,046
Lam Research	3,900	291,330
Micrel	1,080,800	13,002,024
MKS Instruments	1,087,925	36,314,937
Nanometrics [1]	284,971	4,303,062
OmniVision Technologies [1]	201,700	5,336,982
Photronics [1]	266,660	2,146,613
Rudolph Technologies [1]	101,722	920,584
Silicon Motion Technology ADR	23,600	635,784
Skyworks Solutions	1,500	87,075
Synaptics [1]	38,000	2,781,600
Teradyne	612,251	11,871,547
Tessera Technologies	73,200	1,945,656
Veeco Instruments [1]	343,000	11,987,850

		196,613,484

Software - 2.3%
ACI Worldwide [1]	1,401,900	26,299,644
Blackbaud	595,391	23,392,912
Computer Modelling Group	48,400	503,037
Ellie Mae [1,3]	177,700	5,793,020
ePlus [1]	295,028	16,536,319
Fair Isaac	481,600	26,536,160
Kofax [1,3]	100,300	776,322
Manhattan Associates [1]	219,396	7,332,214
Mentor Graphics	10,000	204,950
Monotype Imaging Holdings	668,400	18,929,088
Rovi Corporation [1]	537,884	10,620,520

		136,924,186

Technology Hardware, Storage & Peripherals - 0.8%
Avid Technology [1,4]	74,200	749,420
Diebold	966,832	34,148,506
Silicon Graphics International [1,3]	414,751	3,828,152
Stratasys [1,3]	89,100	10,761,498
Western Digital	2,300	223,836

		49,711,412

Total		1,266,098,630

Materials – 10.7%
Chemicals - 3.6%
Balchem Corporation	732,100	41,414,897
Cabot Corporation	491,800	24,968,686
FutureFuel Corporation	824,656	9,805,160
Hawkins	29,617	1,065,027
Innophos Holdings	68,894	3,795,371
Innospec	925,905	33,239,990
Intrepid Potash [1]	118,000	1,823,100
Minerals Technologies	321,858	19,861,857
OM Group	87,040	2,258,688
Quaker Chemical	392,988	28,173,310
Schulman (A.)	269,690	9,751,990
Sensient Technologies	15,200	795,720
Stepan Company	319,014	14,157,841
Westlake Chemical	271,100	23,474,549

		214,586,186

Construction Materials - 0.2%
Ash Grove Cement [4]	50,018	10,603,816

Containers & Packaging - 0.9%
AptarGroup	493,000	29,925,100
Greif Cl. A	518,468	22,714,083

		52,639,183

Metals & Mining - 5.2%
Allegheny Technologies	613,046	22,744,007
Carpenter Technology	42,900	1,936,935
Commercial Metals	1,103,700	18,840,159
Compass Minerals International	174,426	14,700,623
Franco-Nevada Corporation	50,200	2,453,776
Globe Specialty Metals	1,441,803	26,226,397
Gold Fields ADR	520,000	2,028,000
Haynes International	583,795	26,848,732
Hecla Mining	228,300	566,184
Horsehead Holding Corporation [1]	510,400	8,436,912
IAMGOLD Corporation [1]	160,000	441,600
Major Drilling Group International	2,657,300	15,659,788
Materion Corporation	50,000	1,533,500
Olympic Steel	29,000	596,530
Pan American Silver	1,183,100	12,990,438
Pretium Resources [1]	2,013,787	10,518,911
Reliance Steel & Aluminum	937,920	64,153,728
RTI International Metals [1]	249,792	6,159,871
Schnitzer Steel Industries Cl. A	750,410	18,047,360
Seabridge Gold [1]	1,930,404	15,520,448
Sims Metal Management	1,807,445	17,739,923
Steel Dynamics	383,521	8,671,410
Universal Stainless & Alloy Products [1]	20,000	527,200
Worthington Industries	523,733	19,493,342

		316,835,774

Paper & Forest Products - 0.8%
Glatfelter	13,200	289,740
Schweitzer-Mauduit International	463,289	19,138,469
Stella-Jones	1,180,300	30,921,025

		50,349,234

Total		645,014,193

Telecommunication Services – 0.2%
Diversified Telecommunication Services - 0.1%
Premiere Global Services [1]	601,500	7,199,955

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems	142,000	3,402,320

Total		10,602,275

Utilities – 0.0%
Gas Utilities - 0.0%
UGI Corporation	11,250	383,512

Total		383,512

Miscellaneous[5] – 1.5%
Total		91,576,377

TOTAL COMMON STOCKS
(Cost $4,206,584,353)		5,944,189,268

REPURCHASE AGREEMENT – 0.8%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $48,937,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.625%-2.00% due 11/30/17-2/28/21,
valued at $49,916,234)
(Cost $48,937,000)		48,937,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.1%
U.S. Treasury Bonds
1.375%-6.00%
due 1/15/26-2/15/44	$495	496
U.S. Treasury Notes
0.25%-3.75%
due 12/15/14-5/15/24	1,473	1,480
U.S. Treasury Strip
due 8/15/18	16	16
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		68,425,992

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $68,427,984)		68,427,984

TOTAL INVESTMENTS – 100.7%
(Cost $4,323,949,337)		6,061,554,252

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(44,260,814)

NET ASSETS – 100.0%		$6,017,293,438

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.8%

Consumer Discretionary – 14.4%
Auto Components - 0.9%
Drew Industries	129,378	$5,458,458

Diversified Consumer Services - 3.3%
American Public Education [1]	193,930	5,234,171
Capella Education	104,451	6,538,632
Liberty Tax [1]	156,776	5,063,865
Lincoln Educational Services	1,034,043	2,905,661

		19,742,329

Household Durables - 0.9%
Cavco Industries [1]	73,410	4,991,880

Leisure Products - 1.1%
Black Diamond [1,3]	116,419	880,128
LeapFrog Enterprises Cl. A [1]	479,200	2,870,408
Smith & Wesson Holding Corporation [1,3]	304,465	2,874,149

		6,624,685

Specialty Retail - 7.6%
Buckle (The)	121,275	5,504,672
Cato Corporation (The) Cl. A	208,250	7,176,295
Citi Trends [1]	175,324	3,874,661
Destination Maternity	234,956	3,627,721
hhgregg [1,3]	47	297
Kirkland’s [1]	384,940	6,201,383
Shoe Carnival	356,114	6,342,390
Stein Mart	597,484	6,900,940
Zumiez [1]	202,400	5,687,440

		45,315,799

Textiles, Apparel & Luxury Goods - 0.6%
Culp	194,874	3,536,963

Total		85,670,114

Consumer Staples – 0.9%
Beverages - 0.2%
Truett-Hurst Cl. A [1,2]	191,900	1,065,045

Food Products - 0.7%
Asian Citrus Holdings [1]	4,092,900	848,641
Sipef	36,748	2,436,765
Waterloo Investment Holdings [1,6]	2,760,860	1,049,127

		4,334,533

Total		5,399,578

Energy – 8.2%
Energy Equipment & Services - 5.9%
Canadian Energy Services & Technology	184,800	1,547,769
Dawson Geophysical	125,333	2,278,554
Geospace Technologies [1]	65,116	2,288,828
Gulf Island Fabrication	370,389	6,370,691
Natural Gas Services Group [1]	213,887	5,148,260
Profire Energy [1,3]	127,712	530,005
Tesco Corporation	268,300	5,325,755
TGC Industries [1]	889,672	3,425,237
Total Energy Services	452,800	8,409,518

		35,324,617

Oil, Gas & Consumable Fuels - 2.3%
Ardmore Shipping	86,775	945,847
Ring Energy [1,3]	83,900	1,236,686
Sprott Resource [1]	1,474,500	3,660,083
Synergy Resources [1]	188,100	2,292,939
Triangle Petroleum [1,3]	482,963	5,317,423

		13,452,978

Total		48,777,595

Financials – 9.1%
Banks - 1.2%
BCB Holdings [1]	2,215,060	439,891
John Marshall Bank [1,4]	64,700	1,148,425
Pacific Continental	296,897	3,815,126
TriState Capital Holdings [1]	229,157	2,078,454

		7,481,896

Capital Markets - 4.2%
FBR & Co. [1]	149,342	4,109,892
Gluskin Sheff + Associates	65,100	1,706,045
GMP Capital	436,600	2,845,823
INTL FCStone [1]	281,855	4,881,729
JMP Group	348,749	2,186,656
Silvercrest Asset Management
Group Cl. A	245,600	3,345,072
U.S. Global Investors Cl. A	317,749	1,128,009
Westwood Holdings Group	87,372	4,953,119

		25,156,345

Diversified Financial Services - 0.4%
PICO Holdings [1]	107,523	2,145,084

Insurance - 1.0%
Blue Capital Reinsurance Holdings	115,800	2,048,502
eHealth [1]	25,384	612,516
Heritage Insurance Holdings [1,3]	101,800	1,533,108
Navigators Group [1]	34,164	2,101,086

		6,295,212

Real Estate Management & Development - 2.3%
AV Homes [1]	161,700	2,368,905
Kennedy-Wilson Holdings	341,085	8,172,396
Midland Holdings [1,3]	6,057,400	2,956,599

		13,497,900

Total		54,576,437

Health Care – 9.6%
Biotechnology - 0.8%
BioSpecifics Technologies [1]	46,900	1,655,570
Dyax Corporation [1]	139,219	1,408,896
Harvard Apparatus Regenerative
Technology [1,3]	98,669	799,219
Lexicon Pharmaceuticals [1]	628,771	886,567

		4,750,252

Health Care Equipment & Supplies - 5.3%
Cerus Corporation [1,3]	699,061	2,803,235
CryoLife	188,655	1,862,025
Cynosure Cl. A [1]	146,269	3,071,649
EnteroMedics [1,3]	344,300	423,489
Exactech [1]	114,440	2,619,532
Merit Medical Systems [1]	227,320	2,700,562
Novadaq Technologies [1,3]	34,121	432,995
Orthofix International [1]	31,900	987,624
RTI Surgical [1]	461,500	2,205,970
STAAR Surgical [1]	135,451	1,439,844
SurModics [1]	215,722	3,917,511
Symmetry Medical [1]	67,784	683,941
Synergetics USA [1]	586,862	2,001,199
Syneron Medical [1]	520,790	5,218,316
Trinity Biotech ADR Cl. A	86,376	1,578,089

		31,945,981

Health Care Providers & Services - 2.2%
Bio-Reference Laboratories [1,3]	91,300	2,561,878
CorVel Corporation [1]	115,565	3,934,988
PDI [1,3]	320,065	768,156
U.S. Physical Therapy	168,340	5,957,553

		13,222,575

Life Sciences Tools & Services - 0.3%
Harvard Bioscience [1]	417,679	1,708,307

Pharmaceuticals - 1.0%
Agile Therapeutics [1,3]	137,682	1,005,079
Theravance Biopharma [1,3]	51,500	1,187,075
Unichem Laboratories	171,218	615,315
Vetoquinol	56,432	2,569,516
Zogenix [1,3]	416,400	478,860

		5,855,845

Total		57,482,960

Industrials – 25.9%
Aerospace & Defense - 1.1%
AeroVironment [1]	91,300	2,745,391
American Science and Engineering	42,418	2,349,109
CPI Aerostructures [1]	148,862	1,466,291

		6,560,791

Building Products - 1.5%
AAON	209,199	3,558,475
Quanex Building Products	300,000	5,427,000

		8,985,475

Commercial Services & Supplies - 2.4%
Courier Corporation	196,782	2,424,354
Ennis	381,751	5,027,661
Heritage-Crystal Clean [1]	122,931	1,826,755
Hudson Technologies [1,3]	450,904	1,492,492
Team [1]	47,500	1,800,725
US Ecology	39,600	1,851,696

		14,423,683

Construction & Engineering - 2.4%
Layne Christensen [1]	173,060	1,680,413
MYR Group [1]	218,700	5,266,296
Severfield [1]	4,041,658	4,160,605
Sterling Construction [1]	420,875	3,228,111

		14,335,425

Electrical Equipment - 2.9%
Global Power Equipment Group	430,412	6,413,139
Graphite India	1,880,691	3,075,612
LSI Industries	830,136	5,038,925
Powell Industries	62,400	2,549,664

		17,077,340

Machinery - 7.0%
AIA Engineering	24,000	361,788
CIRCOR International	25,759	1,734,353
Energy Recovery [1,3]	118,794	420,531
Foster (L.B.) Company	160,856	7,389,725
FreightCar America	135,109	4,499,130
Gorman-Rupp Company (The)	86,713	2,604,858
Graham Corporation	190,788	5,485,155
Kadant	167,616	6,545,405
Key Technology [1,2]	370,814	4,857,663
RBC Bearings	64,869	3,678,072
Semperit AG Holding	90,378	4,166,547

		41,743,227

Marine - 0.5%
Clarkson	68,500	2,609,646

Professional Services - 4.9%
CRA International [1]	264,283	6,720,717
Exponent	48,435	3,433,073
GP Strategies [1]	185,418	5,325,205
Kforce	284,358	5,564,886
Resources Connection	597,479	8,328,857

		29,372,738

Road & Rail - 2.7%
Marten Transport	366,656	6,530,143
Patriot Transportation Holding [1]	286,869	9,730,597

		16,260,740

Trading Companies & Distributors - 0.5%
Houston Wire & Cable	262,000	3,138,760

Total		154,507,825

Information Technology – 14.2%
Communications Equipment - 1.7%
Ceragon Networks [1,3]	415,760	989,509
COM DEV International	423,800	1,343,355
Digi International [1]	384,834	2,886,255
KVH Industries [1]	343,300	3,886,156
Numerex Corporation Cl. A [1]	102,332	1,072,439

		10,177,714

Electronic Equipment, Instruments & Components - 3.0%
CUI Global [1]	346,038	2,505,315
Electro Rent	164,900	2,270,673
Fabrinet [1]	308,045	4,497,457
GSI Group [1]	439,000	5,044,110
Neonode [1,3]	307,796	661,761
Pure Technologies	60,000	432,877
Vishay Precision Group [1]	177,100	2,645,874

		18,058,067

Internet Software & Services - 0.6%
Care.com [1,3]	27,500	224,125
QuinStreet [1]	362,600	1,504,790
Zix Corporation [1]	506,000	1,730,520

		3,459,435

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Energy Industries [1]	216,574	4,069,425
AXT [1]	915,582	2,234,020
Brooks Automation	563,100	5,918,181
Cascade Microtech [1]	73,888	748,485
GSI Technology [1]	665,582	3,600,799
Integrated Silicon Solution	465,900	6,401,466
Photronics [1]	314,500	2,531,725
Rudolph Technologies [1]	203,351	1,840,327
Ultra Clean Holdings [1]	136,700	1,223,465
Xcerra Corporation [1]	422,961	4,140,788

		32,708,681

Software - 2.6%
ePlus [1]	93,167	5,222,010
Gigamon [1,3]	48	503
Monotype Imaging Holdings	172,387	4,882,000
Rubicon Project [1,3]	55,000	645,150
TeleNav [1]	287,100	1,923,570
VASCO Data Security International [1]	151,209	2,839,705

		15,512,938

Technology Hardware, Storage & Peripherals - 0.8%
Avid Technology [1,4]	152,043	1,535,634
Super Micro Computer [1]	121,246	3,567,058

		5,102,692

Total		85,019,527

Materials – 8.7%
Chemicals - 2.1%
BioAmber [1,3]	89,512	893,330
Burcon NutraScience [1]	271,347	757,058
C. Uyemura & Co.	15,500	798,496
FutureFuel Corporation	265,200	3,153,228
Quaker Chemical	73,260	5,252,009
Societe Internationale de Plantations
d’Heveas	36,037	1,593,079

		12,447,200

Metals & Mining - 6.6%
Alamos Gold	212,400	1,693,586
Argonaut Gold [1]	378,300	1,324,109
Endeavour Mining [1]	950,000	568,329
Endeavour Silver [1]	565,200	2,469,924
Geodrill [1]	1,668,800	968,543
Gold Standard Ventures [1,3]	1,290,000	838,500
Goldgroup Mining [1]	1,340,000	215,367
Haynes International	103,930	4,779,741
Horsehead Holding Corporation [1]	303,171	5,011,416
Imdex [1]	2,194,065	1,344,710
McEwen Mining [1,3]	1,347,704	2,641,500
Olympic Steel	261,059	5,369,983
Pilot Gold [1]	2,228,100	2,049,148
Synalloy Corporation	158,342	2,755,151
Universal Stainless & Alloy Products [1]	260,252	6,860,243
Western Copper and Gold [1]	1,441,000	835,780

		39,726,030

Total		52,173,230

Utilities – 0.1%
Independent Power & Renewable Electricity Producer - 0.1%
Alterra Power [1]	2,498,900	680,534

Total		680,534

Miscellaneous[5] – 4.7%
Total		28,226,966

TOTAL COMMON STOCKS
(Cost $478,685,803)		572,514,766

REPURCHASE AGREEMENT – 3.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $19,480,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.68% due 11/19/18, valued at
$19,872,375)
(Cost $19,480,000)	19,480,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $21,218,399)	21,218,399

TOTAL INVESTMENTS – 102.6%
(Cost $519,384,202)	613,213,165

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.6)%	(15,476,418)

NET ASSETS – 100.0%	$597,736,747

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Consumer Discretionary – 10.9%
Automobiles - 3.5%
Thor Industries [2]	4,081,457	$210,195,035

Distributors - 1.1%
Pool Corporation	1,263,900	68,149,488

Diversified Consumer Services - 1.7%
Sotheby’s	1,734,667	61,962,305
Strayer Education [1,2,3]	675,203	40,431,156

		102,393,461

Media - 1.3%
Morningstar	1,147,500	77,915,250

Specialty Retail - 1.4%
Buckle (The)	1,803,136	81,844,343

Textiles, Apparel & Luxury Goods - 1.9%
Columbia Sportswear	1,902,872	68,084,760
Wolverine World Wide	1,807,974	45,307,829

		113,392,589

Total		653,890,166

Consumer Staples – 4.4%
Food Products - 3.5%
Cal-Maine Foods [2]	1,316,686	117,619,560
Sanderson Farms	1,086,437	95,552,134

		213,171,694

Personal Products - 0.9%
Nu Skin Enterprises Cl. A	1,175,894	52,950,507

Total		266,122,201

Energy – 8.5%
Energy Equipment & Services - 8.5%
Ensign Energy Services	6,982,000	91,705,183
Pason Systems	3,836,500	107,255,516
SEACOR Holdings [1]	813,527	60,851,820
Trican Well Service [2]	8,450,100	98,840,404
Unit Corporation [1,2]	2,586,073	151,673,181

Total		510,326,104

Financials – 10.8%
Capital Markets - 4.0%
Artisan Partners Asset Management Cl. A	392,346	20,421,609
Federated Investors Cl. B	3,742,900	109,891,544
Sprott	6,957,200	17,642,259
Stifel Financial [1]	1,885,577	88,414,706

		236,370,118

Insurance - 3.1%
Alleghany Corporation [1]	450,125	188,219,769

Real Estate Management & Development - 3.7%
Jones Lang LaSalle	754,685	95,346,903
Kennedy-Wilson Holdings [2]	5,318,014	127,419,615

		222,766,518

Total		647,356,405

Health Care – 8.1%
Biotechnology - 3.9%
Myriad Genetics [1,2,3]	5,969,565	230,246,122

Health Care Equipment & Supplies - 1.4%
IDEXX Laboratories [1]	712,300	83,930,309

Life Sciences Tools & Services - 1.4%
PerkinElmer	1,942,600	84,697,360

Pharmaceuticals - 1.4%
Medicines Company (The) [1,2]	3,777,388	84,311,300

Total		483,185,091

Industrials – 24.2%
Air Freight & Logistics - 1.3%
Forward Air	1,360,228	60,979,021
UTi Worldwide [1]	1,337,400	14,216,562

		75,195,583

Building Products - 1.3%
Simpson Manufacturing [2]	2,630,933	76,691,697

Commercial Services & Supplies - 3.8%
Brady Corporation Cl. A	650,963	14,607,610
Copart [1]	3,093,500	96,872,952
Ritchie Bros. Auctioneers	5,196,363	116,346,568

		227,827,130

Construction & Engineering - 1.5%
EMCOR Group	2,195,500	87,732,180

Electrical Equipment - 0.4%
GrafTech International [1,3]	5,653,167	25,891,505

Machinery - 9.9%
Kennametal	1,531,500	63,266,265
Lincoln Electric Holdings	2,715,670	187,747,845
Semperit AG Holding [2]	1,912,596	88,173,243
Valmont Industries	683,500	92,224,655
Woodward [2]	3,443,724	163,990,137

		595,402,145

Professional Services - 2.1%
Acacia Research [2]	3,674,551	56,882,049
Towers Watson & Co. Cl. A	726,421	72,278,890

		129,160,939

Road & Rail - 2.0%
Landstar System	1,641,000	118,463,790

Trading Companies & Distributors - 1.9%
Air Lease Cl. A	1,180,160	38,355,200
MSC Industrial Direct Cl. A	886,184	75,733,284

		114,088,484

Total		1,450,453,453

Information Technology – 18.3%
Communications Equipment - 0.8%
ADTRAN	2,516,834	51,670,602

Electronic Equipment, Instruments & Components - 7.7%
Anixter International	757,300	64,249,332
Benchmark Electronics [1,2]	2,702,100	60,013,641
Cognex Corporation [1]	2,967,914	119,517,897
National Instruments	4,067,001	125,792,341
Zebra Technologies Cl. A [1]	1,295,994	91,976,694

		461,549,905

IT Services - 1.9%
Gartner [1]	735,200	54,015,144
Jack Henry & Associates	1,047,840	58,322,775

		112,337,919

Semiconductors & Semiconductor Equipment - 6.4%
Cabot Microelectronics [1,2]	1,340,574	55,566,792
Cirrus Logic [1,2]	5,840,000	121,764,000
Fairchild Semiconductor International [1]	3,598,412	55,883,338
MKS Instruments [2]	3,298,410	110,100,926
Veeco Instruments [1]	1,193,264	41,704,577

		385,019,633

Software - 1.5%
Fair Isaac	1,612,300	88,837,730

Total		1,099,415,789

Materials – 9.9%
Chemicals - 3.1%
Cabot Corporation	1,543,600	78,368,572
Westlake Chemical	1,264,810	109,519,898

		187,888,470

Metals & Mining - 6.3%
Alamos Gold	2,213,227	17,647,321
Globe Specialty Metals [2]	5,615,472	102,145,436
Pan American Silver [2]	8,400,597	92,238,555
Reliance Steel & Aluminum	1,503,500	102,839,400
Schnitzer Steel Industries Cl. A [2]	1,893,538	45,539,589
Silver Standard Resources [1]	2,635,469	16,076,361

		376,486,662

Paper & Forest Products - 0.5%
Stella-Jones	1,115,912	29,234,214

Total		593,609,346

Miscellaneous[5] – 1.3%
Total		80,893,676

TOTAL COMMON STOCKS
(Cost $3,683,030,044)		5,785,252,231

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $215,642,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25%-1.68% due 10/31/18-11/19/18,
valued at $219,956,063)
(Cost $215,642,000)		215,642,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $141,704,196)		141,704,196

TOTAL INVESTMENTS – 102.4%
(Cost $4,040,376,240)	6,142,598,427

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.4)%	(145,025,949)

NET ASSETS – 100.0%	$5,997,572,478

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.8%

Consumer Discretionary – 14.6%
Automobiles - 2.0%
Thor Industries	346,803	$17,860,354
Winnebago Industries [1]	25,000	544,250

		18,404,604

Diversified Consumer Services - 1.3%
Universal Technical Institute [2]	1,279,151	11,960,062

Leisure Products - 0.4%
Smith & Wesson Holding Corporation [1,3]	345,100	3,257,744

Media - 0.7%
Pico Far East Holdings	30,000,000	6,761,238

Specialty Retail - 10.2%
Buckle (The)	399,575	18,136,709
Cato Corporation (The) Cl. A	409,050	14,095,863
Chico’s FAS	834,200	12,321,134
Finish Line (The) Cl. A	410,700	10,279,821
GameStop Corporation Cl. A	430,000	17,716,000
Lewis Group	1,043,747	5,226,714
Luk Fook Holdings (International)	3,977,800	11,551,980
Zumiez [1]	147,500	4,144,750

		93,472,971

Total		133,856,619

Consumer Staples – 2.8%
Food Products - 1.5%
Industrias Bachoco ADR	235,606	14,075,102

Personal Products - 1.3%
Nu Skin Enterprises Cl. A	254,729	11,470,447

Total		25,545,549

Energy – 12.1%
Energy Equipment & Services - 11.3%
C&J Energy Services [1]	196,246	5,995,315
Calfrac Well Services	848,200	13,162,834
Pason Systems	462,550	12,931,328
Tesco Corporation	659,216	13,085,438
TGS-NOPEC Geophysical	510,000	12,978,715
Total Energy Services	676,700	12,567,847
Trican Well Service	1,259,800	14,735,818
Unit Corporation [1]	304,600	17,864,790

		103,322,085

Oil, Gas & Consumable Fuels - 0.8%
Sprott Resource [1]	2,830,100	7,025,026

Total		110,347,111

Financials – 11.9%
Capital Markets - 8.0%
Ashmore Group	3,330,363	16,628,977
Federated Investors Cl. B	456,800	13,411,648
INTL FCStone [1,3]	134,900	2,336,468
Jupiter Fund Management	921,349	5,311,402
Sprott	6,950,400	17,625,015
Value Partners Group	24,141,700	17,690,783

		73,004,293

Real Estate Management & Development - 3.9%
Brasil Brokers Participacoes	2,000,000	2,704,525
E-House (China) Holdings ADR	977,072	9,301,725
Gladstone Land [2]	501,200	6,019,412
Kennedy-Wilson Holdings	745,830	17,870,087

		35,895,749

Total		108,900,042

Health Care – 4.0%
Biotechnology - 2.0%
Myriad Genetics [1]	474,969	18,319,555

Health Care Providers & Services - 0.2%
Bio-Reference Laboratories [1,3]	64,900	1,821,094

Pharmaceuticals - 1.8%
Medicines Company (The) [1]	719,132	16,051,026

Total		36,191,675

Industrials – 14.0%
Aerospace & Defense - 1.1%
Orbital Sciences [1]	372,523	10,356,139

Commercial Services & Supplies - 2.4%
Ennis	665,562	8,765,452
Moshi Moshi Hotline	1,401,000	13,285,069

		22,050,521

Construction & Engineering - 0.7%
Raubex Group	3,068,901	6,030,226

Electrical Equipment - 0.7%
GrafTech International [1,3]	1,429,830	6,548,622

Marine - 1.8%
Clarkson	435,731	16,600,057

Professional Services - 7.1%
Acacia Research	1,105,605	17,114,765
Heidrick & Struggles International	358,792	7,369,588
Kforce	452,074	8,847,088
Korn/Ferry International [1]	427,740	10,650,726
Navigant Consulting [1]	376,423	5,236,044
Resources Connection	163,100	2,273,614
RPX Corporation [1]	693,100	9,516,263
TrueBlue [1]	162,494	4,104,599

		65,112,687

Road & Rail - 0.2%
Heartland Express	56,545	1,354,818

Total		128,053,070

Information Technology – 21.2%
Communications Equipment - 4.3%
ADTRAN	600,463	12,327,505
Brocade Communications Systems	669,300	7,275,291
Infinera Corporation [1,3]	400,000	4,268,000
KVH Industries [1]	539,615	6,108,442
NETGEAR [1]	289,300	9,040,625

		39,019,863

Electronic Equipment, Instruments & Components - 3.3%
AVX Corporation	678,578	9,011,516
GSI Group [1]	63,285	727,145
TTM Technologies [1]	911,558	6,207,710
Vishay Intertechnology	996,550	14,240,699

		30,187,070

IT Services - 3.2%
Convergys Corporation	705,611	12,573,988
Neurones	480,000	7,766,245
TeleTech Holdings [1]	365,301	8,979,098

		29,319,331

Semiconductors & Semiconductor Equipment - 9.7%
Advanced Energy Industries [1]	587,883	11,046,322
Brooks Automation	585,882	6,157,620
Cirrus Logic [1]	843,300	17,582,805
Fairchild Semiconductor International [1]	841,739	13,072,207
Lam Research	98,800	7,380,360
MKS Instruments	547,627	18,279,789
OmniVision Technologies [1]	45,191	1,195,754
Teradyne	702,975	13,630,685

		88,345,542

Software - 0.4%
Mentor Graphics	177,600	3,639,912
Progress Software [1]	20,000	478,200

		4,118,112

Technology Hardware, Storage & Peripherals - 0.3%
Silicon Graphics International [1,3]	283,800	2,619,474

Total		193,609,392

Materials – 13.5%
Chemicals - 0.8%
Intrepid Potash [1]	499,200	7,712,640

Construction Materials - 0.4%
Mardin Cimento Sanayii [1]	1,728,100	3,658,801

Metals & Mining - 12.3%
Alamos Gold	1,479,300	11,795,302
Centamin	4,231,800	4,080,846
Globe Specialty Metals	867,863	15,786,428
Hochschild Mining [1]	6,623,161	14,527,349
Horsehead Holding Corporation [1]	184,535	3,050,364
Major Drilling Group International	1,779,100	10,484,450
McEwen Mining [1,3]	3,751,133	7,352,221
Pan American Silver	752,876	8,266,578
Pretium Resources [1]	1,755,800	9,171,329
Schnitzer Steel Industries Cl. A	252,100	6,063,005
Seabridge Gold [1]	1,833,616	14,742,273
Silver Standard Resources [1,3]	1,128,611	6,884,527

		112,204,672

Total		123,576,113

Utilities – 0.3%
Independent Power & Renewable Electricity Producer - 0.3%
Alterra Power [1]	9,632,900	2,623,362

Total		2,623,362

Miscellaneous[5] – 3.4%
Total		30,788,064

TOTAL COMMON STOCKS
(Cost $717,961,329)		893,490,997

REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $22,795,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.68% due 11/19/18, valued at
$23,251,688)
(Cost $22,795,000)	22,795,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $16,942,227)	16,942,227

TOTAL INVESTMENTS – 102.1%
(Cost $757,698,556)	933,228,224

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.1)%	(19,615,593)

NET ASSETS – 100.0%	$913,612,631

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.9%

Consumer Discretionary – 12.3%
Auto Components - 0.9%
Autoliv	12,413	$1,141,003
Gentex Corporation	1,343,253	35,958,883
Lear Corporation	3,300	285,153
Spartan Motors	21,457	100,204
Standard Motor Products	90,806	3,126,451
STRATTEC SECURITY	43,232	3,516,923

		44,128,617

Automobiles - 0.6%
Thor Industries	565,774	29,137,361

Distributors - 0.2%
Weyco Group	282,000	7,081,020

Diversified Consumer Services - 0.4%
Benesse Holdings	17,500	574,424
DeVry Education Group	43,500	1,862,235
Regis Corporation [1]	840,500	13,414,380
Sotheby’s	3,800	135,736
Strayer Education [1,3]	21,000	1,257,480

		17,244,255

Hotels, Restaurants & Leisure - 0.6%
Abu Dhabi National Hotels	1,200,000	996,474
Bob Evans Farms	430,473	20,378,592
Cheesecake Factory	36,600	1,665,300
Churchill Downs	7,800	760,500
DineEquity	53,130	4,334,877
Ruth’s Hospitality Group	38,400	423,936

		28,559,679

Household Durables - 0.7%
De’Longhi	45,000	905,986
Ekornes	60,000	712,090
Ethan Allen Interiors	1,179,550	26,893,740
Forbo Holding	1,500	1,532,680
Garmin	4,600	239,154
Harman International Industries	5,500	539,220
La-Z-Boy	75,920	1,502,457
Leggett & Platt	16,103	562,317
PulteGroup	90,500	1,598,230

		34,485,874

Internet & Catalog Retail - 0.2%
FTD Companies [1]	25,655	875,092
HSN	4,100	251,617
Manutan International	8,300	423,841
Nutrisystem	20,060	308,322
PetMed Express	351,500	4,780,400
Takkt	20,000	341,276

		6,980,548

Leisure Products - 0.2%
Arctic Cat	107,765	3,752,377
Callaway Golf	962,900	6,971,396
Hasbro	5,938	326,561
Polaris Industries	3,200	479,328

		11,529,662

Media - 0.6%
CTC Media	35,300	234,745
Harte-Hanks	618,563	3,940,246
Meredith Corporation	202,294	8,658,183
Morningstar	33,401	2,267,928
Saga Communications Cl. A	190,758	6,405,653
Scholastic Corporation	24,399	788,576
Television Broadcasts	90,000	535,490
Wiley (John) & Sons Cl. A	100,000	5,611,000
World Wrestling Entertainment Cl. A	16,171	222,675

		28,664,496

Multiline Retail - 0.1%
Big Lots	7,200	309,960
Dillard’s Cl. A	18,286	1,992,808
New World Department Store China	1,993,300	693,112

		2,995,880

Specialty Retail - 6.3%
Aaron’s	67,600	1,644,032
Abercrombie & Fitch Cl. A	19,000	690,460
American Eagle Outfitters	1,895,109	27,516,983
Ascena Retail Group [1]	1,885,163	25,072,668
Big 5 Sporting Goods	9,200	86,204
Brown Shoe	2,700	73,251
Buckle (The)	707,540	32,115,241
Cato Corporation (The) Cl. A	1,052,012	36,252,333
Chico’s FAS	84,000	1,240,680
Destination Maternity	4,900	75,656
DSW Cl. A	785,374	23,647,611
Foot Locker	62,792	3,494,375
GameStop Corporation Cl. A	808,641	33,316,009
Genesco [1]	411,041	30,725,315
Guess?	412,339	9,059,088
Haverty Furniture	1,800	39,222
Lewis Group	50,000	250,382
Men’s Wearhouse (The)	176,539	8,336,171
Monro Muffler Brake	430,000	20,867,900
PetSmart	25,900	1,815,331
Pier 1 Imports	47,227	561,529
RadioShack Corporation [1,3]	103,042	102,012
Rent-A-Center	369,329	11,209,135
Shoe Carnival	676,696	12,051,956
Signet Jewelers	8,000	911,280
Stage Stores	20,800	355,888
Stein Mart	1,028,666	11,881,092
Systemax [1]	261,076	3,255,618
Williams-Sonoma	6,500	432,705

		297,080,127

Textiles, Apparel & Luxury Goods - 1.5%
Columbia Sportswear	153,764	5,501,676
Crocs [1]	109,604	1,378,818
G-III Apparel Group [1]	147,793	12,246,128
Gildan Activewear	15,900	870,048
Movado Group	217,075	7,176,500
Pacific Textiles Holdings	750,000	924,358
Stella International Holdings	125,000	324,378
Steven Madden [1]	894,645	28,834,408
Van de Velde	9,064	440,301
Vera Bradley [1,3]	485,348	10,036,997
Wolverine World Wide	35,775	896,522

		68,630,134

Total		576,517,653

Consumer Staples – 2.5%
Beverages - 0.0%
Crimson Wine Group [1,3,4]	43,380	401,265

Food & Staples Retailing - 0.4%
Village Super Market Cl. A	688,554	15,685,260

Food Products - 1.6%
Cal-Maine Foods	52,598	4,698,579
Farmer Bros. [1,3]	366,000	10,595,700
Flowers Foods	1,058,900	19,441,404
Fresh Del Monte Produce	241,700	7,710,230
Hershey Creamery [4]	882	2,346,120
J&J Snack Foods	3,100	290,036
Lancaster Colony	117,800	10,045,984
Sanderson Farms	16,000	1,407,200
Tootsie Roll Industries	701,291	19,629,135

		76,164,388

Household Products - 0.0%
WD-40 Company	11,911	809,472

Personal Products - 0.5%
Inter Parfums	18,909	519,998
Nu Skin Enterprises Cl. A	519,604	23,397,768

		23,917,766

Tobacco - 0.0%
Universal Corporation	14,864	659,813

Total		117,637,964

Diversified Investment Companies – 0.2%
Closed-End Funds - 0.2%
British Empire Securities and General
Trust	601,182	5,014,349
RIT Capital Partners	100,000	2,246,914

Total		7,261,263

Energy – 5.0%
Energy Equipment & Services - 3.7%
CARBO Ceramics	246,646	14,608,843
Era Group [1]	239,080	5,199,990
Exterran Partners L.P.	819,700	24,041,801
Helmerich & Payne	232,142	22,719,738
Nabors Industries	15,000	341,400
Oceaneering International	8,201	534,459
Oil States International [1]	183,743	11,373,692
Pason Systems	1,016,000	28,403,911
Patterson-UTI Energy	34,765	1,130,905
Precision Drilling	573,050	6,183,209
RPC	96,620	2,121,775
SEACOR Holdings [1]	297,477	22,251,280
Tidewater	737,313	28,777,326
Total Energy Services	177,723	3,300,717

		170,989,046

Oil, Gas & Consumable Fuels - 1.3%
Arch Coal	62,218	131,902
Baytex Energy	27,600	1,044,936
Cimarex Energy	156,790	19,838,639
Delek US Holdings	5,903	195,507
Energy XXI (Bermuda)	11,500	130,525
GasLog	20,400	449,004
Hugoton Royalty Trust	558,500	5,009,745
Natural Resource Partners L.P.	225,900	2,945,736
NuStar GP Holdings LLC	369,200	16,060,200
Panhandle Oil & Gas Cl. A	15,600	931,320
Pengrowth Energy	68,157	354,416
Penn Virginia [1]	633,760	8,055,090
SM Energy	18,342	1,430,676
W&T Offshore	77,700	854,700
Western Refining	100,000	4,199,000

		61,631,396

Total		232,620,442

Financials – 26.4%
Banks - 4.2%
Ames National	421,768	9,426,515
Associated Banc-Corp	336,700	5,865,314
Banco Latinoamericano de Comercio
Exterior Cl. E	42,275	1,296,997
Bank of Hawaii	832,001	47,265,977
Bank of Kentucky Financial	42,465	1,963,157
BLOM Bank GDR	684,500	6,468,525
BOK Financial	453,968	30,179,793
Camden National	194,540	6,808,900
Canadian Western Bank	933,200	32,830,108
City Holding Company	398,866	16,804,225
Farmers & Merchants Bank of Long
Beach [4]	479	2,850,050
First Citizens BancShares Cl. A	82,526	17,877,607
First National Bank Alaska [4]	3,110	5,248,125
Peapack-Gladstone Financial	604,692	10,582,110
Sun Bancorp [1]	56,885	1,030,187

		196,497,590

Capital Markets - 6.7%
AGF Management Cl. B	815,600	8,505,923
AllianceBernstein Holding L.P.	1,720,400	44,747,604
Apollo Global Management LLC Cl. A	478,000	11,395,520
Apollo Investment	1,161,400	9,488,638
ASA Gold and Precious Metals	578,892	6,807,770
Ashmore Group	180,000	898,766
Banca Generali	86,000	2,273,466
Cohen & Steers	285,337	10,968,354
Coronation Fund Managers	1,315,000	11,264,519
Edmond de Rothschild (Suisse)	205	3,263,853
Egyptian Financial Group-Hermes Holding
Company [1]	1,032,032	2,681,821
Egyptian Financial Group-Hermes Holding
Company GDR [1]	90,000	432,000
Federated Investors Cl. B	1,250,807	36,723,694
Fortress Investment Group LLC Cl. A	209,130	1,438,814
GAMCO Investors Cl. A	278,300	19,686,942
Investec	118,000	994,738
Janus Capital Group	87,509	1,272,381
KKR & Co. L.P.	1,315,600	29,337,880
Lazard Cl. A	102,090	5,175,963
Monroe Capital	20,991	283,378
MVC Capital	475,000	5,111,000
Oppenheimer Holdings Cl. A	221,512	4,485,618
Paris Orleans	552,071	12,199,150
Partners Group Holding	9,000	2,370,902
Raymond James Financial	418,525	22,424,569
Schroders	111,100	4,306,425
SEI Investments	1,048,470	37,912,675
Teton Advisors Cl. A [4]	1,297	60,310
Value Partners Group	1,500,000	1,099,184
Vontobel Holding	150,400	5,458,636
Waddell & Reed Financial Cl. A	208,300	10,767,027
Westwood Holdings Group	45,895	2,601,788

		316,439,308

Consumer Finance - 0.1%
Cash America International	63,300	2,772,540
Nelnet Cl. A	33,316	1,435,586

		4,208,126

Diversified Financial Services - 0.9%
Leucadia National	141,659	3,377,151
NASDAQ OMX Group (The)	9,300	394,506
Sofina	279,572	30,678,505
TMX Group	184,000	8,998,330

		43,448,492

Insurance - 10.3%
Alleghany Corporation [1]	99,522	41,615,124
Allied World Assurance Company
Holdings	662,116	24,392,354
American Equity Investment Life Holding
Company	27,130	620,734
American Financial Group	134,186	7,768,028
American National Insurance	159,593	17,938,253
AmTrust Financial Services	35,538	1,415,123
Argo Group International Holdings	16,600	835,146
Aspen Insurance Holdings	334,938	14,325,298
Assurant	35,212	2,264,132
Assured Guaranty	211,592	4,688,879
Baldwin & Lyons Cl. B	324,843	8,023,622
Berkley (W.R.)	29,247	1,398,007
Cincinnati Financial	280,000	13,174,000
Crawford & Company Cl. B	51,341	423,563
E-L Financial	80,488	49,660,439
EMC Insurance Group	53,155	1,535,116
Employers Holdings	100,321	1,931,179
Erie Indemnity Cl. A	571,900	43,355,739
Everest Re Group	13,800	2,235,738
First American Financial	196,161	5,319,886
FNF Group	996,903	27,654,089
Gallagher (Arthur J.) & Co.	673,500	30,549,960
HCI Group	27,200	978,928
Infinity Property & Casualty	133,962	8,574,908
Lancashire Holdings	100,000	1,037,536
Markel Corporation [1]	67,900	43,194,585
Mercury General	179,100	8,741,871
Montpelier Re Holdings	61,707	1,918,471
National Western Life Insurance Cl. A	4,500	1,111,545
Old Republic International	799,820	11,421,430
PartnerRe	261,646	28,752,279
Platinum Underwriters Holdings	142,206	8,656,079
Primerica	10,197	491,699
Reinsurance Group of America	392,386	31,441,890
RenaissanceRe Holdings	20,709	2,070,693
RLI Corp.	191,670	8,297,394
StanCorp Financial Group	4,200	265,356
State Auto Financial	392,000	8,039,920
Stewart Information Services	44,000	1,291,400
Symetra Financial	225,244	5,254,943
Torchmark Corporation	51,200	2,681,344
United Fire Group	100,391	2,787,858
Validus Holdings	25,000	978,500
White Mountains Insurance Group	4,734	2,982,751

		482,095,789

Real Estate Investment Trusts (REITs) - 2.5%
Colony Financial	1,744,149	39,034,055
Cousins Properties	421,710	5,039,434
DCT Industrial Trust	1,121,600	8,423,216
Hannon Armstrong Sustainable
Infrastructure Capital	200,000	2,764,000
Lexington Realty Trust	707,006	6,921,589
MFA Financial	692,000	5,383,760
National Health Investors	159,570	9,117,830
National Retail Properties	650,000	22,470,500
PS Business Parks	118,500	9,022,590
Rayonier	315,000	9,809,100

		117,986,074

Real Estate Management & Development - 0.5%
Alexander & Baldwin	694,700	24,988,359
Midland Holdings [1,3]	1,500,000	732,145

		25,720,504

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada	957,370	30,261,081
TrustCo Bank Corp. NY	3,691,044	23,770,324

		54,031,405

Total		1,240,427,288

Health Care – 5.9%
Health Care Equipment & Supplies - 2.7%
Analogic Corporation	243,300	15,561,468
Atrion Corporation	3,383	1,031,849
bioMerieux	8,500	880,024
Cantel Medical	44,413	1,526,919
Carl Zeiss Meditec	50,000	1,452,508
Cooper Companies	2,200	342,650
DiaSorin	30,000	1,126,136
Hill-Rom Holdings	531,370	22,014,659
IDEXX Laboratories [1]	141,400	16,661,162
Invacare Corporation	41,494	490,044
Meridian Bioscience	20,700	366,183
ResMed	47,368	2,333,822
STERIS Corporation	615,241	33,198,404
Teleflex	309,700	32,530,888

		129,516,716

Health Care Providers & Services - 2.3%
Chemed Corporation	266,929	27,466,994
Ensign Group (The)	7,415	258,042
Landauer	449,700	14,844,597
MEDNAX [1]	275,432	15,099,182
National HealthCare	8,509	472,334
Omnicare	52,399	3,262,362
Owens & Minor	1,135,750	37,184,455
U.S. Physical Therapy	241,564	8,548,950

		107,136,916

Health Care Technology - 0.0%
Computer Programs and Systems	13,400	770,366

Life Sciences Tools & Services - 0.7%
PerkinElmer	712,600	31,069,360
Techne Corporation	3,800	355,490

		31,424,850

Pharmaceuticals - 0.2%
Boiron	27,500	2,297,647
Recordati	110,000	1,803,383
Santen Pharmaceutical	15,000	839,754
Stallergenes	10,445	703,691
Vetoquinol	35,912	1,635,180
Virbac	3,500	736,264

		8,015,919

Total		276,864,767

Industrials – 19.4%
Aerospace & Defense - 1.4%
AAR Corporation	41,100	992,565
American Science and Engineering	207,834	11,509,847
Cubic Corporation	222,053	10,392,080
HEICO Corporation	464,843	21,708,168
HEICO Corporation Cl. A	488,666	19,693,240
National Presto Industries	48,926	2,970,298
Triumph Group	10,776	700,979

		67,967,177

Air Freight & Logistics - 0.9%
Aramex	1,600,000	1,393,975
C. H. Robinson Worldwide	256,000	16,977,920
Expeditors International of Washington	458,400	18,601,872
UTi Worldwide [1]	588,900	6,260,007

		43,233,774

Building Products - 0.5%
A. O. Smith Corporation	465,188	21,994,089
AAON	54,055	919,475
Insteel Industries	72,000	1,480,320

		24,393,884

Commercial Services & Supplies - 3.2%
ABM Industries	642,700	16,510,963
Brady Corporation Cl. A	1,443,235	32,386,193
Ennis	377,444	4,970,938
Healthcare Services Group	188,064	5,380,511
HNI Corporation	457,373	16,460,854
Kaba Holding	4,000	1,860,270
Kimball International Cl. B	724,600	10,905,230
McGrath RentCorp	291,300	9,962,460
Progressive Waste Solutions	4,200	108,234
Ritchie Bros. Auctioneers	1,416,820	31,722,600
UniFirst Corporation	156,104	15,078,085
US Ecology	40,305	1,884,662
Viad Corporation	208,906	4,313,909

		151,544,909

Construction & Engineering - 0.5%
Comfort Systems USA	200,131	2,711,775
EMCOR Group	63,539	2,539,018
Granite Construction	184,775	5,877,693
KBR	450,864	8,489,769
URS Corporation	46,000	2,650,060

		22,268,315

Electrical Equipment - 1.8%
Acuity Brands	11,668	1,373,440
AZZ	4,260	177,940
EnerSys	19,700	1,155,208
Franklin Electric	733,800	25,492,212
Hubbell Cl. B	301,321	36,318,220
LSI Industries	1,054,351	6,399,911
Preformed Line Products	252,471	13,320,370

		84,237,301

Industrial Conglomerates - 0.2%
Raven Industries	288,202	7,032,129

Machinery - 7.5%
Actuant Corporation Cl. A	31,500	961,380
AGCO Corporation	10,300	468,238
Alamo Group	380,652	15,606,732
Altra Industrial Motion	11,900	347,004
American Railcar Industries	243,709	18,014,969
Briggs & Stratton	655,340	11,809,227
Burckhardt Compression Holding	5,000	2,312,245
CIRCOR International	23,800	1,602,454
CLARCOR	246,400	15,542,912
Crane Company	290,000	18,330,900
Donaldson Company	48,902	1,986,888
Federal Signal	37,600	497,824
Foster (L.B.) Company	21,100	969,334
FreightCar America	4,439	147,819
Gorman-Rupp Company (The)	720,791	21,652,562
Hillenbrand	243,625	7,525,576
IDEX Corporation	7,800	564,486
Joy Global	36,000	1,963,440
Kadant	12,500	488,125
Kennametal	156,075	6,447,458
Lincoln Electric Holdings	191,299	13,225,456
Lindsay Corporation	229,682	17,168,729
Miller Industries	340,264	5,750,462
Mueller (Paul) Company [1,2,4]	116,700	5,777,817
Mueller Industries	762,224	21,753,873
Nordson Corporation	257,300	19,572,811
Oshkosh Corporation	21,974	970,152
Pfeiffer Vacuum Technology	5,000	420,912
Semperit AG Holding	25,000	1,152,534
Spirax-Sarco Engineering	9,568	438,345
Standex International	48,331	3,583,260
Starrett (L.S.) Company (The) Cl. A [2]	529,400	7,326,896
Sun Hydraulics	19,349	727,329
Tennant Company	586,196	39,327,890
Timken Company (The)	17,032	721,986
Toro Company (The)	251,364	14,888,290
Trinity Industries	862,174	40,280,769
Valmont Industries	11,300	1,524,709
Wabtec Corporation	4,900	397,096
Woodward	609,200	29,010,104

		351,258,993

Marine - 0.3%
Matson	594,700	14,885,341

Professional Services - 1.7%
Acacia Research	25,000	387,000
Corporate Executive Board	236,000	14,176,520
Exponent	32,396	2,296,228
Heidrick & Struggles International	116,298	2,388,761
Kelly Services Cl. A	634,200	9,937,914
ManpowerGroup	481,652	33,763,805
Michael Page International	200,000	1,357,227
Nihon M&A Center	60,000	1,742,421
Resources Connection	81,633	1,137,964
Robert Half International	25,800	1,264,200
Towers Watson & Co. Cl. A	107,800	10,726,100

		79,178,140

Road & Rail - 0.3%
ArcBest Corporation	227,981	8,503,691
Knight Transportation	118,247	3,238,786

		11,742,477

Trading Companies & Distributors - 1.1%
Aceto Corporation	440,472	8,509,919
Applied Industrial Technologies	518,397	23,664,823
Houston Wire & Cable [2]	1,382,825	16,566,244
MISUMI Group	20,500	618,692
Watsco	9,702	836,118

		50,195,796

Total		907,938,236

Information Technology – 8.4%
Communications Equipment - 2.0%
ADTRAN	387,429	7,953,917
Bel Fuse Cl. A	22,350	526,789
Bel Fuse Cl. B	74,000	1,830,760
Black Box	305,500	7,124,260
Comtech Telecommunications	51,684	1,920,061
EVS Broadcast Equipment	15,000	523,282
InterDigital	21,400	852,148
NETGEAR [1]	984,099	30,753,094
Plantronics	673,032	32,157,469
TESSCO Technologies	347,959	10,087,331

		93,729,111

Electronic Equipment, Instruments & Components - 2.7%
AVX Corporation	1,652,310	21,942,677
Belden	9,003	576,372
Cognex Corporation [1]	711,100	28,635,997
CTS Corporation	4,400	69,916
Daktronics	80,627	990,906
Domino Printing Sciences	110,000	1,089,575
Electro Rent	348,647	4,800,869
FEI Company	23,000	1,734,660
FLIR Systems	145,275	4,552,918
Littelfuse	51,223	4,363,175
Methode Electronics	552,296	20,363,154
MTS Systems	41,241	2,815,111
Nam Tai Property	580,500	3,523,635
Park Electrochemical	62,028	1,460,759
Vishay Intertechnology	2,147,538	30,688,318

		127,608,042

Internet Software & Services - 0.0%
EarthLink Holdings	59,552	203,668
j2 Global	25,200	1,243,872
United Online [1]	16,457	180,204

		1,627,744

IT Services - 2.0%
Amdocs	52,000	2,385,760
Broadridge Financial Solutions	616,000	25,644,080
Calian Technologies	274,004	4,562,860
Convergys Corporation	1,458,389	25,988,492
CoreLogic [1]	10,000	270,700
Forrester Research	46,404	1,710,451
Global Payments	2,346	163,938
Jack Henry & Associates	28,600	1,591,876
ManTech International Cl. A	855,369	23,052,195
MAXIMUS	99,120	3,977,686
Syntel [1]	5,800	510,052
Total System Services	90,995	2,817,205

		92,675,295

Semiconductors & Semiconductor Equipment - 0.8%
Brooks Automation	87,381	918,374
Marvell Technology Group	134,800	1,817,104
Micrel	61,160	735,755
MKS Instruments	810,735	27,062,334
Power Integrations	12,518	674,846
Teradyne	235,346	4,563,359

		35,771,772

Software - 0.4%
Ebix	144,245	2,045,394
FactSet Research Systems	28,200	3,427,146
Fair Isaac	170,557	9,397,691
Mentor Graphics	14,700	301,276
Pegasystems	128,408	2,453,877

		17,625,384

Technology Hardware, Storage & Peripherals - 0.5%
Diebold	747,018	26,384,676

Total		395,422,024

Materials – 10.0%
Chemicals - 4.9%
Albemarle Corporation	467,000	27,506,300
Balchem Corporation	642,149	36,326,369
Cabot Corporation	781,000	39,651,370
Chase Corporation [2]	773,974	24,086,071
FutureFuel Corporation	182,459	2,169,438
H.B. Fuller Company	4,522	179,523
Innophos Holdings	19,778	1,089,570
Innospec	621,746	22,320,681
International Flavors & Fragrances	127,600	12,234,288
Methanex Corporation	310,710	20,755,428
Minerals Technologies	49,993	3,085,068
NewMarket Corporation	9,626	3,667,699
Olin Corporation	47,200	1,191,800
Quaker Chemical	433,029	31,043,849
Stepan Company	20,000	887,600
Victrex	70,000	1,822,497
Westlake Chemical	29,999	2,597,613

		230,615,164

Construction Materials - 0.2%
Ash Grove Cement [4]	39,610	8,397,320

Containers & Packaging - 1.4%
AptarGroup	82,600	5,013,820
Bemis Company	514,800	19,572,696
Greif Cl. A	586,801	25,707,752
Mayr-Melnhof Karton	13,100	1,391,515
Myers Industries	24,500	432,180
Packaging Corporation of America	9,700	619,054
Sonoco Products	305,778	12,014,018

		64,751,035

Metals & Mining - 2.6%
Agnico Eagle Mines	737,000	21,395,110
Alamos Gold	90,000	717,621
Ampco-Pittsburgh	180,306	3,606,120
Carpenter Technology	269,375	12,162,281
Cliffs Natural Resources	650,000	6,747,000
Commercial Metals	85,000	1,450,950
Franco-Nevada Corporation	161,000	7,869,680
Globe Specialty Metals	20,000	363,800
Gold Fields ADR	1,186,200	4,626,180
IAMGOLD Corporation [1]	896,620	2,474,671
Olympic Steel	16,747	344,486
Pan American Silver	1,112,100	12,210,858
Reliance Steel & Aluminum	428,713	29,323,969
Sims Metal Management	1,000,000	9,814,918
Worthington Industries	308,300	11,474,926

		124,582,570

Paper & Forest Products - 0.9%
Deltic Timber	172,000	10,719,040
Domtar Corporation	414,200	14,550,846
Schweitzer-Mauduit International	427,554	17,662,256

		42,932,142

Total		471,278,231

Telecommunication Services – 0.8%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network	276,703	14,914,292

Wireless Telecommunication Services - 0.5%
Spok Holdings	99,066	1,288,849
Telephone and Data Systems	822,190	19,699,672

		20,988,521

Total		35,902,813

Utilities – 3.2%
Electric Utilities - 1.1%
ALLETE	178,347	7,916,823
ITC Holdings	750,000	26,722,500
PNM Resources	638,900	15,914,999

		50,554,322

Gas Utilities - 1.4%
AGL Resources	312,558	16,046,728
National Fuel Gas	24,026	1,681,580
Piedmont Natural Gas	539,500	18,089,435
UGI Corporation	841,614	28,690,621

		64,508,364

Water Utilities - 0.7%
Aqua America	1,024,707	24,111,356
Consolidated Water	11,227	131,131
SJW	400,400	10,758,748

		35,001,235

Total		150,063,921

Miscellaneous[5] – 2.8%
Total		132,489,343

TOTAL COMMON STOCKS
(Cost $3,130,500,211)		4,544,423,945

REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $166,726,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.625% due 11/30/17, valued at
$170,062,381)
(Cost $166,726,000)		166,726,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $2,616,510)		2,616,510

TOTAL INVESTMENTS – 100.5%
(Cost $3,299,842,721)		4,713,766,455

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(22,329,326)

NET ASSETS – 100.0%		$4,691,437,129

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.1%

Consumer Discretionary – 10.0%
Auto Components - 1.6%
Drew Industries	46,800	$1,974,492
Nokian Renkaat	28,000	844,526
Selamat Sempurna	4,228,900	1,573,907
Standard Motor Products	30,083	1,035,758

		5,428,683

Automobiles - 0.6%
Thor Industries	39,450	2,031,675

Distributors - 1.0%
Core-Mark Holding Company	64,900	3,442,296

Diversified Consumer Services - 0.2%
Chegg [1,3]	91,700	572,208

Household Durables - 2.1%
Ethan Allen Interiors	55,900	1,274,520
Forbo Holding	1,000	1,021,787
Garmin	23,100	1,200,969
Mohawk Industries [1]	17,900	2,413,278
NVR [1]	1,425	1,610,278

		7,520,832

Internet & Catalog Retail - 0.2%
Trade Me	309,100	844,374

Multiline Retail - 0.6%
Dollar Tree [1]	22,300	1,250,361
New World Department Store China	2,405,000	836,268

		2,086,629

Specialty Retail - 2.9%
Advance Auto Parts	4,961	646,419
Barnes & Noble [1]	15,000	296,100
Bed Bath & Beyond [1]	55,000	3,620,650
Destination Maternity	37,100	572,824
Luk Fook Holdings (International)	250,000	726,028
Matas	54,400	1,250,723
Monro Muffler Brake	33,400	1,620,902
USS	86,300	1,321,942

		10,055,588

Textiles, Apparel & Luxury Goods - 0.8%
Forus	298,100	1,259,827
Wolverine World Wide	62,400	1,563,744

		2,823,571

Total		34,805,856

Consumer Staples – 0.6%
Food & Staples Retailing - 0.1%
FamilyMart	6,900	263,292

Food Products - 0.5%
Darling Ingredients [1]	95,500	1,749,560

Total		2,012,852

Energy – 4.4%
Energy Equipment & Services - 4.0%
Ensign Energy Services	24,800	325,736
Helmerich & Payne	20,600	2,016,122
Oil States International [1]	2,100	129,990
Pason Systems	73,000	2,040,832
TGS-NOPEC Geophysical	90,700	2,308,176
Tidewater	30,600	1,194,318
Transocean	86,300	2,759,011
Trican Well Service	137,600	1,609,500
Unit Corporation [1]	27,300	1,601,145

		13,984,830

Oil, Gas & Consumable Fuels - 0.4%
World Fuel Services	38,700	1,544,904

Total		15,529,734

Financials – 16.9%
Capital Markets - 13.2%
AllianceBernstein Holding L.P.	139,641	3,632,062
ARA Asset Management	955,000	1,310,065
Artisan Partners Asset Management Cl. A	40,860	2,126,763
Ashmore Group	454,400	2,268,884
Blackstone Group L.P.	60,000	1,888,800
CETIP - Mercados Organizados	82,400	1,020,006
Charles Schwab	75,700	2,224,823
Coronation Fund Managers	200,000	1,713,235
Egyptian Financial Group-Hermes Holding
Company [1]	298,500	775,677
Federated Investors Cl. B	55,000	1,614,800
Invesco	32,400	1,279,152
Jupiter Fund Management	435,900	2,512,881
KKR & Co. L.P.	211,000	4,705,300
Lazard Cl. A	39,500	2,002,650
Medley Management Cl. A [1,3]	202,700	3,419,549
Partners Group Holding	4,100	1,080,077
SEI Investments	98,800	3,572,608
Sprott	640,000	1,622,930
State Street	45,900	3,378,699
TD Ameritrade Holding Corporation	50,600	1,688,522
Value Partners Group	3,165,000	2,319,279

		46,156,762

Consumer Finance - 0.4%
Shriram Transport Finance	92,000	1,395,715

Diversified Financial Services - 1.3%
Bolsa Mexicana de Valores	1,205,000	2,589,353
JSE	74,000	645,965
Warsaw Stock Exchange	114,000	1,301,312

		4,536,630

Insurance - 0.8%
Marsh & McLennan	53,900	2,821,126

Real Estate Management & Development - 1.2%
Brasil Brokers Participacoes	908,800	1,228,936
Jones Lang LaSalle	4,900	619,066
Kennedy-Wilson Holdings	56,400	1,351,344
LPS Brasil Consultoria de Imoveis	264,300	1,178,026

		4,377,372

Total		59,287,605

Health Care – 5.0%
Biotechnology - 0.1%
Myriad Genetics [1]	5,000	192,850

Health Care Equipment & Supplies - 2.5%
Analogic Corporation	16,660	1,065,573
Atrion Corporation	5,083	1,550,366
DENTSPLY International	107,300	4,892,880
Vascular Solutions [1]	52,000	1,284,400

		8,793,219

Health Care Providers & Services - 0.3%
Raffles Medical Group	321,800	971,177

Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories Cl. A [1]	6,400	725,760
Mettler-Toledo International [1]	8,200	2,100,266
Techne Corporation	20,200	1,889,710
Waters Corporation [1]	13,250	1,313,340

		6,029,076

Pharmaceuticals - 0.4%
Recordati	86,000	1,409,918

Total		17,396,240

Industrials – 23.5%
Aerospace & Defense - 0.6%
Curtiss-Wright	6,300	415,296
HEICO Corporation	34,178	1,596,113

		2,011,409

Air Freight & Logistics - 2.6%
Expeditors International of Washington	115,600	4,691,048
Forward Air	66,200	2,967,746
UTi Worldwide [1]	136,600	1,452,058

		9,110,852

Commercial Services & Supplies - 4.3%
Cintas Corporation	22,600	1,595,334
Copart [1]	175,380	5,492,025
Healthcare Services Group	31,700	906,937
Heritage-Crystal Clean [1]	124,327	1,847,499
Kaba Holding	2,400	1,116,162
Ritchie Bros. Auctioneers	186,100	4,166,779

		15,124,736

Construction & Engineering - 1.1%
Fluor Corporation	17,100	1,142,109
Jacobs Engineering Group [1]	21,500	1,049,630
KBR	94,020	1,770,397

		3,962,136

Electrical Equipment - 0.5%
EnerSys	17,800	1,043,792
Powell Industries	15,200	621,072

		1,664,864

Industrial Conglomerates - 0.9%
Carlisle Companies	22,600	1,816,588
Raven Industries	50,400	1,229,760

		3,046,348

Machinery - 6.8%
AGCO Corporation	10,300	468,238
Burckhardt Compression Holding	2,000	924,898
CIRCOR International	21,000	1,413,930
Donaldson Company	84,300	3,425,109
Foster (L.B.) Company	33,700	1,548,178
Graco	30,400	2,218,592
Kennametal	68,700	2,837,997
Mueller Industries	26,800	764,872
Pfeiffer Vacuum Technology	12,000	1,010,188
RBC Bearings	49,800	2,823,660
Rotork	20,000	896,496
Semperit AG Holding	24,800	1,143,313
Sun Hydraulics	60,185	2,262,354
Valmont Industries	14,170	1,911,958
voxeljet ADR [1,3]	16,600	230,242

		23,880,025

Marine - 0.4%
Clarkson	32,500	1,238,153

Professional Services - 4.0%
Advisory Board (The) [1]	34,200	1,593,378
Equifax	24,150	1,804,971
Exponent	5,700	404,016
Franklin Covey [1]	27,200	532,848
ManpowerGroup	41,591	2,915,529
Paylocity Holding Corporation [1,3]	66,700	1,310,655
RPX Corporation [1]	46,500	638,445
Towers Watson & Co. Cl. A	29,500	2,935,250
Verisk Analytics Cl. A [1]	30,800	1,875,412

		14,010,504

Road & Rail - 1.6%
Landstar System	42,000	3,031,980
Patriot Transportation Holding [1]	79,512	2,697,047

		5,729,027

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies	36,462	1,664,491
MSC Industrial Direct Cl. A	8,570	732,392

		2,396,883

Total		82,174,937

Information Technology – 17.6%
Communications Equipment - 0.6%
ADTRAN	43,350	889,976
Plantronics	22,100	1,055,938

		1,945,914

Electronic Equipment, Instruments & Components - 7.6%
Anixter International	26,800	2,273,712
AVX Corporation	211,963	2,814,869
Badger Meter	21,000	1,059,450
Coherent [1]	56,600	3,473,542
E2V Technologies	362,000	944,839
FEI Company	31,100	2,345,562
FLIR Systems	92,800	2,908,352
IPG Photonics [1]	26,214	1,802,999
LPKF Laser & Electronics	72,000	1,265,425
National Instruments	104,850	3,243,010
Rogers Corporation [1]	57,407	3,143,607
Trimble Navigation [1]	44,200	1,348,100

		26,623,467

Internet Software & Services - 0.4%
Envestnet [1]	30,200	1,359,000

IT Services - 3.0%
Computer Task Group	32,400	359,640
eClerx Services	72,000	1,617,552
Fiserv [1]	43,860	2,834,891
MAXIMUS	52,200	2,094,786
Metrofile Holdings	2,979,300	1,280,681
Sapient Corporation [1]	119,800	1,677,200
Teradata Corporation [1]	13,800	578,496

		10,443,246

Semiconductors & Semiconductor Equipment - 2.5%
Diodes [1]	156,800	3,750,656
Lam Research	25,600	1,912,320
Silicon Image [1]	65,500	330,120
Skyworks Solutions	4,300	249,615
Teradyne	83,600	1,621,004
Veeco Instruments [1]	27,400	957,630

		8,821,345

Software - 2.1%
ePlus [1]	37,400	2,096,270
Mentor Graphics	69,000	1,414,155
Mobileye [1,3]	1,000	53,590
Rovi Corporation [1]	75,000	1,480,875
Silverlake Axis	1,058,000	1,074,006
Totvs	73,900	1,124,011

		7,242,907

Technology Hardware, Storage & Peripherals - 1.4%
Diebold	82,000	2,896,240
Western Digital	21,165	2,059,778

		4,956,018

Total		61,391,897

Materials – 9.1%
Chemicals - 3.5%
Airgas	9,200	1,017,980
Cabot Corporation	48,700	2,472,499
Innospec	53,465	1,919,394
Minerals Technologies	23,900	1,474,869
Quaker Chemical	7,500	537,675
Stepan Company	9,200	408,296
Tronox Cl. A	39,800	1,036,790
Victrex	35,700	929,473
Westlake Chemical	28,890	2,501,585

		12,298,561

Containers & Packaging - 0.7%
Greif Cl. A	57,800	2,532,218

Metals & Mining - 3.6%
Compass Minerals International	29,600	2,494,688
Fresnillo	48,000	591,396
Major Drilling Group International	203,900	1,201,607
Randgold Resources ADR	31,600	2,135,844
Reliance Steel & Aluminum	71,880	4,916,592
Sims Metal Management	131,800	1,293,606

		12,633,733

Paper & Forest Products - 1.3%
Glatfelter	87,858	1,928,483
Stella-Jones	98,500	2,580,463

		4,508,946

Total		31,973,458

Utilities – 0.4%
Gas Utilities - 0.4%
UGI Corporation	44,400	1,513,596

Total		1,513,596

Miscellaneous[5] – 3.6%
Total		12,715,915

TOTAL COMMON STOCKS
(Cost $270,548,308)		318,802,090

REPURCHASE AGREEMENT – 7.8%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $27,115,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at
$27,661,031)
(Cost $27,115,000)		27,115,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $2,917,158)		2,917,158

TOTAL INVESTMENTS – 99.7%
(Cost $300,580,466)		348,834,248

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		1,055,869

NET ASSETS – 100.0%		$349,890,117

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.7%

Consumer Discretionary – 11.5%
Auto Components - 1.8%
Cooper Tire & Rubber	213,100	$6,115,970
Dana Holding Corporation	753,736	14,449,119
Fuel Systems Solutions [1]	514,300	4,582,413
Spartan Motors	805,817	3,763,166
Tower International [1]	368,254	9,276,318
Visteon Corporation [1]	48,100	4,677,725

		42,864,711

Distributors - 0.2%
VOXX International Cl. A [1]	418,113	3,888,451

Hotels, Restaurants & Leisure - 1.4%
Belmond Cl. A [1]	917,219	10,694,773
Carrols Restaurant Group [1]	1,104,205	7,850,898
Isle of Capri Casinos [1]	221,735	1,663,012
Krispy Kreme Doughnuts [1]	351,561	6,032,787
Ruby Tuesday [1]	1,160,700	6,836,523

		33,077,993

Household Durables - 2.3%
Comstock Holding Companies Cl. A [1,3]	478,090	535,461
Dixie Group [1,2]	818,135	7,093,230
Ethan Allen Interiors	190,000	4,332,000
Hovnanian Enterprises Cl. A [1,3]	158,196	580,579
Installed Building Products [1,3]	491,000	6,898,550
M.D.C. Holdings	370,850	9,389,922
M/I Homes [1]	350,000	6,937,000
Standard Pacific [1,3]	1,020,300	7,642,047
TRI Pointe Homes [1]	445,472	5,764,408
ZAGG [1]	802,381	4,477,286

		53,650,483

Internet & Catalog Retail - 0.6%
dELiA*s [1,3]	1,493,835	412,299
Gaiam Cl. A [1]	841,162	6,174,129
ValueVision Media [1]	1,231,579	6,318,000

		12,904,428

Leisure Products - 0.2%
Black Diamond [1,3]	513,039	3,878,575

Media - 1.4%
Ballantyne Strong [1]	603,566	2,685,869
Cinedigm Cl. A [1]	1,087,386	1,685,448
Entravision Communications Cl. A	1,149,000	4,550,040
Martha Stewart Living Omnimedia Cl. A [1]	1,749,079	6,296,684
McClatchy Company (The) Cl. A [1,3]	2,203,154	7,402,598
Media General [1,3]	309,200	4,053,612
New York Times Cl. A	474,799	5,327,245

		32,001,496

Multiline Retail - 0.8%
Bon-Ton Stores (The)	212,765	1,778,716
Hudson’s Bay	407,200	6,471,860
J.C. Penney Company [1,3]	1,007,531	10,115,611

		18,366,187

Specialty Retail - 2.2%
Aeropostale [1,3]	588,283	1,935,451
bebe stores	1,346,784	3,124,539
Cache [1,3]	147,200	123,942
Chico’s FAS	403,300	5,956,741
Destination Maternity	263,037	4,061,291
MarineMax [1]	246,150	4,147,627
New York & Company [1]	1,247,017	3,778,462
Pacific Sunwear of California [1,3]	863,801	1,554,842
Rent-A-Center	380,706	11,554,427
Sears Hometown and Outlet Stores [1,3]	301,245	4,669,298
West Marine [1]	1,057,424	9,516,816
Wet Seal (The) Cl. A [1,3]	1,429,536	751,221

		51,174,657

Textiles, Apparel & Luxury Goods - 0.6%
Joe’s Jeans [1,3]	819,460	794,876
Quiksilver [1,3]	476,182	819,033
Skechers U.S.A. Cl. A [1]	24,520	1,307,161
Unifi [1]	412,534	10,684,631

		13,605,701

Total		265,412,682

Consumer Staples – 0.9%
Food & Staples Retailing - 0.3%
SUPERVALU [1]	805,500	7,201,170

Household Products - 0.3%
Central Garden & Pet [1]	863,664	6,693,396

Personal Products - 0.3%
Elizabeth Arden [1,3]	444,850	7,446,789

Total		21,341,355

Energy – 4.6%
Energy Equipment & Services - 2.2%
Basic Energy Services [1]	252,295	5,472,278
C&J Energy Services [1]	220,300	6,730,165
Cal Dive International [1,3]	1,001,331	971,291
Hercules Offshore [1,3]	1,016,100	2,235,420
Key Energy Services [1]	827,500	4,005,100
McDermott International [1]	484,000	2,768,480
Newpark Resources [1]	917,031	11,407,866
Parker Drilling [1]	899,600	4,444,024
Patterson-UTI Energy	233,700	7,602,261
Willbros Group [1]	657,900	5,480,307

		51,117,192

Oil, Gas & Consumable Fuels - 2.4%
Approach Resources [1,3]	484,500	7,025,250
Goodrich Petroleum [1,3]	408,400	6,052,488
Matador Resources [1]	191,336	4,946,036
Pengrowth Energy	1,831,000	9,521,200
Scorpio Tankers	823,126	6,840,177
Solazyme [1,3]	544,818	4,064,342
StealthGas [1]	918,945	8,371,589
Swift Energy [1,3]	847,751	8,138,410

		54,959,492

Total		106,076,684

Financials – 10.3%
Banks - 4.3%
BancorpSouth	247,900	4,992,706
BankUnited	257,398	7,848,065
Boston Private Financial Holdings	917,446	11,367,156
Capital Bank Financial Cl. A [1]	288,200	6,882,216
CenterState Banks	341,541	3,534,949
Columbia Banking System	217,100	5,386,251
Fidelity Southern	220,140	3,015,918
First Bancorp	172,408	2,761,976
First Internet Bancorp	99,700	1,607,164
Guaranty Bancorp	271,758	3,671,451
Independent Bank Group	69,900	3,316,755
South State	114,926	6,426,662
Southern National Bancorp of Virginia	218,015	2,526,794
State Bank Financial	388,659	6,311,822
Trustmark Corporation	416,700	9,598,685
Umpqua Holdings	558,900	9,205,083
United Bankshares	251,939	7,792,473
Valley National Bancorp	357,668	3,465,803

		99,711,929

Capital Markets - 0.1%
Harris & Harris Group [1]	932,997	2,780,331

Consumer Finance - 1.0%
Cash America International	316,900	13,880,220
EZCORP Cl. A [1,3]	843,092	8,355,042

		22,235,262

Insurance - 2.0%
Ambac Financial Group [1]	388,246	8,580,236
Assured Guaranty	632,200	14,009,552
Hilltop Holdings [1,3]	513,576	10,297,199
Kingstone Companies	49,162	398,212
MBIA [1]	1,034,300	9,494,874
Old Republic International	184,800	2,638,944

		45,419,017

Real Estate Investment Trusts (REITs) - 1.4%
BRT Realty Trust [1]	98,309	737,317
LaSalle Hotel Properties	268,100	9,179,744
Mack-Cali Realty	550,450	10,519,100
RAIT Financial Trust	288,000	2,139,840
Rouse Properties	615,433	9,951,552

		32,527,553

Real Estate Management & Development - 0.0%
Maui Land & Pineapple [1]	62,936	358,735

Thrifts & Mortgage Finance - 1.5%
Berkshire Hills Bancorp	200,400	4,707,396
Brookline Bancorp	338,700	2,895,885
MGIC Investment [1,3]	402,585	3,144,189
Radian Group	702,500	10,017,650
Walker & Dunlop [1]	366,512	4,870,944
Washington Federal	392,400	7,989,264

		33,625,328

Total		236,658,155

Health Care – 4.0%
Health Care Equipment & Supplies - 2.1%
Accuray [1,3]	890,500	6,465,030
Alere [1]	177,000	6,864,060
AngioDynamics [1]	601,840	8,257,245
Exactech [1]	307,483	7,038,286
Invacare Corporation	784,385	9,263,587
Merit Medical Systems [1]	607,900	7,221,852
RTI Surgical [1]	675,648	3,229,597

		48,339,657

Health Care Providers & Services - 0.5%
Kindred Healthcare	161,500	3,133,100
Owens & Minor	163,700	5,359,538
Select Medical Holdings	324,014	3,897,888

		12,390,526

Health Care Technology - 0.5%
Allscripts Healthcare Solutions [1]	792,300	10,628,705

Life Sciences Tools & Services - 0.9%
Albany Molecular Research [1,3]	700,710	15,464,669
Cambrex Corporation [1]	291,354	5,442,493

		20,907,162

Total		92,266,050

Industrials – 20.3%
Aerospace & Defense - 0.7%
Kratos Defense & Security Solutions [1]	1,246,502	8,177,053
LMI Aerospace [1,2,3]	687,735	8,803,008

		16,980,061

Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings [1]	371,962	12,282,185
XPO Logistics [1,3]	383,900	14,461,513

		26,743,698

Airlines - 1.0%
Hawaiian Holdings [1,3]	573,999	7,720,287
JetBlue Airways [1,3]	718,400	7,629,408
Republic Airways Holdings [1]	620,281	6,891,322

		22,241,017

Building Products - 3.7%
Apogee Enterprises	370,761	14,756,288
Builders FirstSource [1]	738,256	4,023,495
Gibraltar Industries [1]	358,487	4,907,687
Griffon Corporation	643,000	7,323,770
Insteel Industries	441,927	9,086,019
NCI Building Systems [1]	1,033,290	20,045,826
PGT [1]	711,108	6,627,526
Ply Gem Holdings [1,3]	392,900	4,259,036
Quanex Building Products	792,286	14,332,454

		85,362,101

Commercial Services & Supplies - 1.4%
ABM Industries	346,900	8,911,861
Interface	806,536	13,017,491
TRC Companies [1,2]	1,735,430	11,332,358

		33,261,710

Construction & Engineering - 2.0%
Aegion Corporation [1]	664,053	14,775,179
Ameresco Cl. A [1]	401,399	2,749,583
Furmanite Corporation [1]	1,041,768	7,042,352
Layne Christensen [1,3]	812,812	7,892,405
Northwest Pipe [1]	396,110	13,507,351

		45,966,870

Electrical Equipment - 1.3%
Encore Wire	288,900	10,715,301
Enphase Energy [1,3]	273,280	4,096,467
General Cable	608,245	9,172,335
Magnetek [1,2]	186,163	5,825,040

		29,809,143

Machinery - 6.2%
Accuride Corporation [1]	828,900	3,141,531
Albany International Cl. A	372,350	12,674,794
Astec Industries	384,728	14,031,030
Barnes Group	208,349	6,323,392
Commercial Vehicle Group [1]	1,266,540	7,827,217
Dynamic Materials	476,539	9,078,068
Federal Signal	1,135,679	15,036,390
Hardinge	632,497	6,919,517
Hurco Companies	206,791	7,787,749
Lydall [1]	182,397	4,926,543
Meritor [1]	916,421	9,943,168
Mueller Industries	592,421	16,907,696
Mueller Water Products Cl. A	1,843,829	15,266,904
NN	470,583	12,573,978

		142,437,977

Marine - 0.8%
Baltic Trading	1,030,900	4,267,926
Diana Shipping [1]	836,200	7,475,628
Navios Maritime Holdings	1,001,187	6,007,122

		17,750,676

Professional Services - 0.7%
CTPartners Executive Search [1,2]	461,420	7,193,538
Hill International [1]	593,707	2,374,828
Hudson Global [1]	539,044	2,037,586
Kelly Services Cl. A	312,500	4,896,875

		16,502,827

Road & Rail - 0.5%
ArcBest Corporation	47,339	1,765,745
Swift Transportation Cl. A [1]	509,674	10,692,960

		12,458,705

Trading Companies & Distributors - 0.4%
Kaman Corporation	266,531	10,474,668

Transportation Infrastructure - 0.4%
Wesco Aircraft Holdings [1]	501,800	8,731,320

Total		468,720,773

Information Technology – 27.7%
Communications Equipment - 2.9%
ARRIS Group [1]	270,500	7,670,027
Aviat Networks [1,3]	2,242,784	4,037,011
Ciena Corporation [1,3]	442,200	7,393,584
ClearOne [1,3]	336,534	2,836,982
Comtech Telecommunications	221,200	8,217,580
EMCORE Corporation [1,3]	753,400	4,286,846
Emulex Corporation [1]	783,425	3,870,120
Extreme Networks [1]	1,881,847	9,014,047
Harmonic [1]	727,177	4,610,302
Interphase Corporation [1,3]	401,003	1,239,099
Oclaro [1,3]	1,300,877	1,860,254
Oplink Communications	468,336	7,877,412
UTStarcom Holdings [1,3]	1,145,928	3,506,540
Westell Technologies Cl. A [1]	836,804	1,539,719

		67,959,523

Electronic Equipment, Instruments & Components - 8.1%
Benchmark Electronics [1]	639,900	14,212,179
CTS Corporation	418,809	6,654,875
Daktronics	638,525	7,847,472
Echelon Corporation [1,3]	1,324,586	2,702,155
Frequency Electronics [1]	226,263	2,414,226
GSI Group [1]	493,525	5,670,602
Identiv [1,3]	334,163	4,481,126
II-VI [1]	839,214	9,877,549
Ingram Micro Cl. A [1]	629,400	16,244,814
KEMET Corporation [1]	2,005,107	8,261,041
Knowles Corporation [1,3]	411,800	10,912,700
Maxwell Technologies [1]	656,360	5,723,459
Mercury Systems [1]	848,178	9,338,440
Newport Corporation [1]	781,484	13,847,897
Park Electrochemical	353,834	8,332,791
PCM [1]	424,592	4,148,264
Perceptron	218,513	2,139,242
Planar Systems [1,2]	1,364,699	5,172,209
RadiSys Corporation [1,3]	1,314,294	3,509,165
Sanmina Corporation [1]	910,923	19,001,854
SigmaTron International [1,2,3]	341,372	2,481,774
TTM Technologies [1]	883,725	6,018,167
Vishay Intertechnology	1,074,623	15,356,363
Vishay Precision Group [1]	191,542	2,861,638

		187,210,002

Internet Software & Services - 1.9%
Bankrate [1]	361,708	4,109,003
Blucora [1]	453,530	6,911,797
Digital River [1]	455,103	6,608,096
EarthLink Holdings	1,812,600	6,199,092
Monster Worldwide [1]	1,729,500	9,512,250
Perficient [1]	230,626	3,457,084
QuinStreet [1]	1,153,639	4,787,602
Support.com [1]	1,062,997	2,296,073

		43,880,997

IT Services - 1.3%
CIBER [1]	1,728,073	5,927,290
Computer Task Group	517,744	5,746,958
Datalink Corporation [1]	754,309	8,018,305
Unisys Corporation [1]	398,800	9,335,908

		29,028,461

Semiconductors & Semiconductor Equipment - 10.5%
Advanced Energy Industries [1]	827,851	15,555,320
Alpha & Omega Semiconductor [1]	1,046,572	9,837,777
Amtech Systems [1]	144,027	1,541,089
ANADIGICS [1,3]	2,694,214	1,813,206
Audience [1,3]	208,760	1,544,824
Axcelis Technologies [1]	1,345,794	2,678,130
AXT [1]	589,571	1,438,553
Brooks Automation	1,333,900	14,019,289
BTU International [1,2]	776,179	2,522,582
Cohu	557,826	6,677,177
Exar Corporation [1]	1,112,238	9,954,530
Fairchild Semiconductor International [1]	843,320	13,096,760
FormFactor [1]	950,361	6,814,088
Integrated Silicon Solution	281,075	3,861,970
Intersil Corporation Cl. A	981,399	13,945,680
Kulicke & Soffa Industries [1]	711,400	10,123,222
Mattson Technology [1]	717,700	1,772,719
Microsemi Corporation [1]	745,554	18,944,527
Nanometrics [1]	649,671	9,810,032
NeoPhotonics Corporation [1]	943,855	3,161,914
OmniVision Technologies [1]	195,011	5,159,991
Pericom Semiconductor [1,2]	1,458,499	14,205,780
RF Micro Devices [1,3]	918,900	10,604,106
Rubicon Technology [1,3]	685,984	2,915,432
Rudolph Technologies [1]	667,911	6,044,595
SemiLEDs Corporation [1]	753,440	339,048
Spansion Cl. A [1]	562,700	12,823,933
Spire Corporation [1,2,4]	653,600	269,022
SunEdison [1]	502,509	9,487,370
SunEdison Semiconductor [1,3]	334,676	6,475,981
SunPower Corporation [1,3]	106,753	3,616,792
Ultra Clean Holdings [1]	631,538	5,652,265
Vitesse Semiconductor [1]	927,978	3,340,721
Xcerra Corporation [1]	1,262,805	12,362,861

		242,411,286

Software - 0.8%
Actuate Corporation [1]	846,583	3,301,674
Mentor Graphics	513,219	10,518,423
SeaChange International [1]	440,100	3,063,096
Smith Micro Software [1,3]	1,323,403	1,178,490

		18,061,683

Technology Hardware, Storage & Peripherals - 2.2%
Avid Technology [1,4]	989,946	9,998,455
Cray [1,3]	512,267	13,441,886
Dot Hill Systems [1,3]	1,558,871	5,892,532
Intevac [1,3]	706,347	4,711,335
QLogic Corporation [1]	832,600	7,626,616
Silicon Graphics International [1,3]	1,054,900	9,736,727

		51,407,551

Total		639,959,503

Materials – 9.0%
Chemicals - 2.5%
Chemtura Corporation [1]	523,369	12,210,199
Ferro Corporation [1]	710,011	10,288,059
Kraton Performance Polymers [1]	593,000	10,561,330
OM Group	494,928	12,843,382
Schulman (A.)	316,219	11,434,479

		57,337,449

Metals & Mining - 6.1%
A. M. Castle & Co. [1,3]	1,005,232	8,584,681
AK Steel Holding Corporation [1,3]	1,216,700	9,745,767
Carpenter Technology	304,036	13,727,225
Century Aluminum [1]	716,000	18,594,520
Commercial Metals	1,096,661	18,720,003
Haynes International	262,481	12,071,501
Kaiser Aluminum	248,300	18,925,426
Molycorp [1,3]	584,200	695,198
Noranda Aluminum Holding Corporation	1,861,883	8,415,711
Pan American Silver	785,300	8,622,594
RTI International Metals [1]	715,069	17,633,602
Synalloy Corporation	315,167	5,483,906
Walter Energy	288,800	675,792

		141,895,926

Paper & Forest Products - 0.4%
Louisiana-Pacific Corporation [1]	630,500	8,568,495

Total		207,801,870

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.6%
Iridium Communications [1,3]	1,487,706	13,166,198

Wireless Telecommunication Services - 0.1%
Boingo Wireless [1]	224,259	1,598,967

Total		14,765,165

Miscellaneous[5] – 3.7%
Total		86,328,656

TOTAL COMMON STOCKS
(Cost $1,908,173,525)		2,139,330,893

REPURCHASE AGREEMENT – 7.7%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $177,397,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25%-1.375% due 11/30/18, valued at
$180,947,025)
(Cost $177,397,000)		177,397,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 8.6%
U.S. Treasury Bill
due 2/12/15	$1,349	1,349
U.S. Treasury Bonds
3.00%
due 5/15/42	24,248	24,663
U.S. Treasury Notes
0.125%-3.625%
due 7/15/16-1/15/22	1,005,592	1,011,581
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		198,408,517

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $199,446,110)		199,446,110

TOTAL INVESTMENTS – 109.0%
(Cost $2,285,016,635)		2,516,174,003

LIABILITIES LESS CASH
AND OTHER ASSETS – (9.0)%		(207,088,180)

NET ASSETS – 100.0%		$2,309,085,823

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 92.7%

Consumer Discretionary – 32.2%
Auto Components - 5.6%
Dana Holding Corporation	4,290,000	$82,239,300
Standard Motor Products [2]	2,268,000	78,087,240

		160,326,540

Hotels, Restaurants & Leisure - 0.7%
Bowl America Cl. A [2]	343,048	4,720,340
Frisch’s Restaurants [2]	505,100	14,294,330

		19,014,670

Household Durables - 0.8%
CSS Industries [2]	974,000	23,619,500

Leisure Products - 1.3%
LeapFrog Enterprises Cl. A [1,2,3]	6,400,000	38,336,000

Media - 7.1%
Meredith Corporation [2]	2,570,000	109,996,000
Scholastic Corporation [2]	2,913,000	94,148,160

		204,144,160

Specialty Retail - 16.7%
Bed Bath & Beyond [1]	2,440,000	160,625,200
Buckle (The)	1,713,000	77,753,070
Children’s Place [2]	2,170,000	103,422,200
Finish Line (The) Cl. A [2]	4,860,000	121,645,800
Haverty Furniture	890,000	19,393,100

		482,839,370

Total		928,280,240

Consumer Staples – 7.0%
Food & Staples Retailing - 2.0%
Weis Markets [2]	1,486,100	58,002,483

Food Products - 1.9%
Lancaster Colony	650,000	55,432,000

Tobacco - 3.1%
Universal Corporation [2]	2,003,000	88,913,170

Total		202,347,653

Health Care – 3.0%
Health Care Equipment & Supplies - 1.5%
Atrion Corporation [2]	145,000	44,226,450

Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories Cl. A [1]	370,000	41,958,000

Total		86,184,450

Industrials – 22.2%
Aerospace & Defense - 1.4%
National Presto Industries [2]	656,500	39,856,115

Commercial Services & Supplies - 5.2%
UniFirst Corporation [2]	1,542,278	148,968,632

Electrical Equipment - 6.7%
EnerSys	1,270,000	74,472,800
Hubbell Cl. B	712,000	85,817,360
Regal Beloit	503,000	32,317,750

		192,607,910

Industrial Conglomerates - 1.4%
Carlisle Companies	504,000	40,511,520

Machinery - 4.4%
Foster (L.B.) Company [2]	1,000,000	45,940,000
Hurco Companies [2]	476,519	17,945,706
Valmont Industries	474,500	64,024,285

		127,909,991

Trading Companies & Distributors - 3.1%
Applied Industrial Technologies	1,964,000	89,656,600

Total		639,510,768

Information Technology – 16.5%
Communications Equipment - 3.7%
Plantronics	2,250,000	107,505,000

Electronic Equipment, Instruments & Components - 10.0%
AVX Corporation [2]	10,550,000	140,104,000
Littelfuse	330,000	28,109,400
Park Electrochemical [2]	1,448,182	34,104,686
ScanSource [1,2]	2,470,000	85,437,300

		287,755,386

Semiconductors & Semiconductor Equipment - 2.8%
Teradyne	4,115,000	79,789,850

Total		475,050,236

Materials – 11.8%
Chemicals - 5.8%
Hawkins [2]	866,596	31,162,792
Minerals Technologies [2]	2,075,000	128,048,250
Stepan Company	200,000	8,876,000

		168,087,042

Metals & Mining - 0.2%
Central Steel & Wire [4]	6,055	4,662,350

Paper & Forest Products - 5.8%
Neenah Paper [2]	1,058,000	56,581,840
Schweitzer-Mauduit International [2]	2,688,913	111,078,996

		167,660,836

Total		340,410,228

TOTAL COMMON STOCKS
(Cost $2,168,394,896)		2,671,783,575

REPURCHASE AGREEMENT – 7.2%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $207,050,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.375%-1.68% due 11/19/18-11/30/18,
valued at $211,191,975)
(Cost $207,050,000)		207,050,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $12,329,814)		12,329,814

TOTAL INVESTMENTS – 100.3%
(Cost $2,387,774,710)		2,891,163,389

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(9,053,762)

NET ASSETS – 100.0%		$2,882,109,627

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 90.2%

Consumer Discretionary – 11.8%
Auto Components - 1.8%
Drew Industries	5,726	$241,580
Gentex Corporation	20,085	537,675

		779,255

Automobiles - 1.3%
Thor Industries	10,835	558,003

Household Durables - 1.5%
NVR [1]	600	678,012

Media - 1.1%
E.W. Scripps Company Cl. A [1]	16,300	265,853
Wiley (John) & Sons Cl. A	3,900	218,829

		484,682

Specialty Retail - 5.1%
Ascena Retail Group [1]	36,215	481,659
Buckle (The)	18,000	817,020
Genesco [1]	12,340	922,415

		2,221,094

Textiles, Apparel & Luxury Goods - 1.0%
Movado Group	13,826	457,088

Total		5,178,134

Consumer Staples – 2.7%
Food Products - 1.2%
Cal-Maine Foods	6,209	554,650

Personal Products - 1.5%
Nu Skin Enterprises Cl. A	14,550	655,186

Total		1,209,836

Energy – 11.4%
Energy Equipment & Services - 11.4%
Helmerich & Payne	8,355	817,704
Oil States International [1]	12,140	751,466
Pason Systems	28,000	782,785
SEACOR Holdings [1]	5,499	411,325
TGS-NOPEC Geophysical	35,550	904,693
Unit Corporation [1]	22,450	1,316,692

Total		4,984,665

Financials – 11.4%
Capital Markets - 6.6%
Federated Investors Cl. B	35,130	1,031,417
Lazard Cl. A	15,205	770,893
SEI Investments	19,020	687,763
Virtus Investment Partners	2,445	424,697

		2,914,770

Insurance - 3.5%
Alleghany Corporation [1]	1,930	807,030
Validus Holdings	18,700	731,918

		1,538,948

Thrifts & Mortgage Finance - 1.3%
Genworth MI Canada	17,430	550,937

Total		5,004,655

Health Care – 8.7%
Biotechnology - 2.2%
Myriad Genetics [1]	24,975	963,286

Life Sciences Tools & Services - 3.6%
Bio-Rad Laboratories Cl. A [1]	6,195	702,513
Techne Corporation	9,214	861,969

		1,564,482

Pharmaceuticals - 2.9%
Lannett Company [1]	12,145	554,784
Medicines Company (The) [1]	32,510	725,623

		1,280,407

Total		3,808,175

Industrials – 17.1%
Aerospace & Defense - 0.4%
Cubic Corporation	3,650	170,820

Electrical Equipment - 2.1%
EnerSys	8,775	514,566
Global Power Equipment Group	27,748	413,445

		928,011

Industrial Conglomerates - 1.0%
Carlisle Companies	5,510	442,894

Machinery - 9.6%
CIRCOR International	14,757	993,589
Columbus McKinnon	18,580	408,574
John Bean Technologies	34,469	969,613
Kennametal	9,000	371,790
Timken Company (The)	9,225	391,048
Valmont Industries	5,790	781,244
Wabtec Corporation	3,468	281,047

		4,196,905

Professional Services - 2.9%
ICF International [1]	22,178	682,861
Robert Half International	5,043	247,107
Towers Watson & Co. Cl. A	3,500	348,250

		1,278,218

Trading Companies & Distributors - 1.1%
MSC Industrial Direct Cl. A	5,612	479,601

Total		7,496,449

Information Technology – 18.0%
Communications Equipment - 1.6%
ADTRAN	35,264	723,970

Electronic Equipment, Instruments & Components - 3.5%
Coherent [1]	5,006	307,218
Dolby Laboratories Cl. A [1]	5,075	212,084
FEI Company	1,327	100,082
IPG Photonics [1]	6,645	457,043
Rofin-Sinar Technologies [1]	20,992	484,076

		1,560,503

Internet Software & Services - 1.2%
j2 Global	10,475	517,046

IT Services - 1.9%
Sykes Enterprises [1]	40,975	818,681

Semiconductors & Semiconductor Equipment - 9.0%
Cabot Microelectronics [1]	5,331	220,970
Integrated Silicon Solution	40,089	550,823
MKS Instruments	40,700	1,358,566
Nanometrics [1]	38,888	587,209
Teradyne	29,000	562,310
Tessera Technologies	8,255	219,418
Veeco Instruments [1]	12,500	436,875

		3,936,171

Technology Hardware, Storage & Peripherals - 0.8%
Silicon Graphics International [1]	37,250	343,817

Total		7,900,188

Materials – 6.8%
Chemicals - 3.5%
Innospec	16,957	608,756
Minerals Technologies	11,316	698,310
OM Group	9,770	253,532

		1,560,598

Metals & Mining - 2.4%
Major Drilling Group International	36,000	212,153
Reliance Steel & Aluminum	12,250	837,900

		1,050,053

Paper & Forest Products - 0.9%
Schweitzer-Mauduit International	9,255	382,324

Total		2,992,975

Miscellaneous[5] – 2.3%
Total		1,012,265

TOTAL COMMON STOCKS
(Cost $32,876,584)		39,587,342

REPURCHASE AGREEMENT – 10.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $4,606,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $4,700,438)
(Cost $4,606,000)		4,606,000

TOTAL INVESTMENTS – 100.7%
(Cost $37,482,584)		44,193,342

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(301,831)

NET ASSETS – 100.0%		$43,891,511

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.9%

Consumer Discretionary – 29.4%
Auto Components - 2.7%
Gentex Corporation	784,753	$21,007,838
STRATTEC SECURITY	56,400	4,588,140

		25,595,978

Automobiles - 1.8%
Thor Industries	321,260	16,544,890

Household Durables - 2.5%
NVR [1]	20,527	23,195,921

Media - 0.1%
Saga Communications Cl. A	18,040	605,783

Specialty Retail - 16.0%
American Eagle Outfitters	1,523,586	22,122,469
Ascena Retail Group [1]	1,561,164	20,763,481
Buckle (The)	622,647	28,261,947
DSW Cl. A	643,255	19,368,408
GameStop Corporation Cl. A	637,907	26,281,768
Genesco [1]	371,412	27,763,047
Guess?	125,149	2,749,524
Stein Mart	176,850	2,042,618

		149,353,262

Textiles, Apparel & Luxury Goods - 6.3%
Crocs [1]	108,813	1,368,867
G-III Apparel Group [1]	216,602	17,947,642
Movado Group	205,000	6,777,300
Steven Madden [1]	808,605	26,061,339
Vera Bradley [1,3]	310,253	6,416,032

		58,571,180

Total		273,867,014

Consumer Staples – 2.0%
Personal Products - 2.0%
Nu Skin Enterprises Cl. A	414,107	18,647,238

Total		18,647,238

Energy – 9.8%
Energy Equipment & Services - 9.1%
Atwood Oceanics [1]	554,728	24,236,066
Helmerich & Payne	214,599	21,002,804
Oil States International [1]	193,177	11,957,656
Unit Corporation [1]	474,526	27,830,950

		85,027,476

Oil, Gas & Consumable Fuels - 0.7%
Cimarex Energy	49,692	6,287,529

Total		91,315,005

Financials – 13.5%
Banks - 0.8%
City Holding Company	168,774	7,110,449

Capital Markets - 1.9%
Federated Investors Cl. B	619,926	18,201,027

Insurance - 8.1%
Allied World Assurance Company
Holdings	531,223	19,570,255
Aspen Insurance Holdings	100,767	4,309,805
PartnerRe	212,774	23,381,735
Reinsurance Group of America	351,609	28,174,429

		75,436,224

Thrifts & Mortgage Finance - 2.7%
Genworth MI Canada	800,000	25,286,843

Total		126,034,543

Health Care – 3.3%
Health Care Providers & Services - 3.3%
Chemed Corporation	166,279	17,110,109
Magellan Health [1]	8,206	449,115
MEDNAX [1]	245,128	13,437,917

Total		30,997,141

Industrials – 7.6%
Aerospace & Defense - 0.6%
Cubic Corporation	122,458	5,731,034

Commercial Services & Supplies - 1.1%
UniFirst Corporation	110,020	10,626,832

Construction & Engineering - 0.7%
MYR Group [1]	262,309	6,316,401

Machinery - 0.7%
Kennametal	160,193	6,617,573

Road & Rail - 1.3%
Knight Transportation	433,000	11,859,870

Trading Companies & Distributors - 3.2%
Aceto Corporation	331,733	6,409,081
Applied Industrial Technologies	508,998	23,235,759

		29,644,840

Total		70,796,550

Information Technology – 22.2%
Communications Equipment - 8.4%
Brocade Communications Systems	2,567,800	27,911,986
NETGEAR [1]	832,354	26,011,062
Plantronics	512,233	24,474,493

		78,397,541

Electronic Equipment, Instruments & Components - 5.0%
Fabrinet [1]	828,002	12,088,829
PC Connection	315,017	6,763,415
Vishay Intertechnology	1,946,443	27,814,671

		46,666,915

IT Services - 4.9%
Convergys Corporation	1,358,605	24,210,341
ManTech International Cl. A	802,868	21,637,293

		45,847,634

Semiconductors & Semiconductor Equipment - 3.9%
Cabot Microelectronics [1]	30,123	1,248,598
MKS Instruments	702,107	23,436,332
Synaptics [1]	32,932	2,410,622
Teradyne	477,561	9,259,908

		36,355,460

Total		207,267,550

Materials – 9.3%
Chemicals - 5.4%
Innophos Holdings	90,188	4,968,457
Innospec	642,219	23,055,662
Westlake Chemical	249,226	21,580,480

		49,604,599

Metals & Mining - 2.4%
Reliance Steel & Aluminum	330,043	22,574,941

Paper & Forest Products - 1.5%
Schweitzer-Mauduit International	340,100	14,049,531

Total		86,229,071

Miscellaneous[5] – 0.8%
Total		7,506,936

TOTAL COMMON STOCKS
(Cost $736,188,664)		912,661,048

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $24,162,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.625% due 11/30/17, valued at
$24,648,148)
(Cost $24,162,000)		24,162,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $3,388,519)		3,388,519

TOTAL INVESTMENTS – 100.9%
(Cost $763,739,183)		940,211,567

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(8,490,827)

NET ASSETS – 100.0%		$931,720,740

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 92.7%

Consumer Discretionary – 13.1%
Auto Components - 1.1%
Gentherm [1]	253,500	$10,705,305

Hotels, Restaurants & Leisure - 1.0%
Buffalo Wild Wings [1]	66,900	8,982,663

Household Durables - 1.5%
iRobot Corporation [1,3]	249,000	7,582,050
UCP Cl. A [1]	580,000	6,931,000

		14,513,050

Internet & Catalog Retail - 1.4%
HomeAway [1]	376,500	13,365,750

Media - 0.7%
Rentrak Corporation [1,3]	102,345	6,236,904

Specialty Retail - 4.8%
Container Store Group (The) [1,3]	516,800	11,250,736
Monro Muffler Brake	176,000	8,541,280
Tractor Supply	161,000	9,903,110
Zumiez [1]	572,800	16,095,680

		45,790,806

Textiles, Apparel & Luxury Goods - 2.6%
Carter’s	205,300	15,914,856
Gildan Activewear	149,833	8,198,862

		24,113,718

Total		123,708,196

Consumer Staples – 3.1%
Food & Staples Retailing - 0.8%
Natural Grocers by Vitamin Cottage [1,3]	70,100	1,141,228
United Natural Foods [1]	99,617	6,122,461

		7,263,689

Food Products - 2.1%
Snyder’s-Lance	275,000	7,287,500
SunOpta [1]	1,056,000	12,745,920

		20,033,420

Personal Products - 0.2%
Female Health [3]	506,000	1,765,940

Total		29,063,049

Energy – 8.4%
Energy Equipment & Services - 4.7%
Canadian Energy Services & Technology	981,000	8,216,242
Helmerich & Payne	74,000	7,242,380
Pason Systems	514,000	14,369,695
Trican Well Service	474,200	5,546,694
Unit Corporation [1]	159,200	9,337,080

		44,712,091

Oil, Gas & Consumable Fuels - 3.7%
Bonanza Creek Energy [1]	177,000	10,071,300
Navigator Holdings [1]	356,000	9,907,480
Sprott Resource [1]	1,475,000	3,661,324
Triangle Petroleum [1,3]	1,008,600	11,104,686

		34,744,790

Total		79,456,881

Financials – 8.0%
Banks - 3.6%
Associated Banc-Corp	521,900	9,091,498
Columbia Banking System	287,500	7,132,875
Enterprise Financial Services	496,838	8,307,131
Umpqua Holdings	582,800	9,598,716

		34,130,220

Capital Markets - 1.8%
Northern Trust	167,000	11,361,010
Oaktree Capital Group LLC Cl. A	112,800	5,764,080

		17,125,090

Diversified Financial Services - 1.4%
PICO Holdings [1]	636,222	12,692,629

Real Estate Management & Development - 1.2%
Jones Lang LaSalle	91,000	11,496,940

Total		75,444,879

Health Care – 12.6%
Biotechnology - 6.9%
Actelion	129,800	15,268,189
Anacor Pharmaceuticals [1,3]	340,500	8,332,035
Cubist Pharmaceuticals [1]	194,000	12,869,960
Myriad Genetics [1,3]	584,993	22,563,180
Progenics Pharmaceuticals [1,3]	680,000	3,529,200
PTC Therapeutics [1,3]	50,000	2,200,500

		64,763,064

Health Care Equipment & Supplies - 1.7%
Cerus Corporation [1,3]	2,189,500	8,779,895
Inogen [1]	361,755	7,455,771

		16,235,666

Pharmaceuticals - 4.0%
Aerie Pharmaceuticals [1,3]	100,000	2,069,000
Avanir Pharmaceuticals [1]	898,000	10,704,160
Medicines Company (The) [1]	379,600	8,472,672
UCB	184,000	16,705,004

		37,950,836

Total		118,949,566

Industrials – 11.9%
Building Products - 1.3%
Apogee Enterprises	297,398	11,836,440

Commercial Services & Supplies - 1.7%
Mobile Mini	462,500	16,173,625

Electrical Equipment - 3.6%
Acuity Brands	91,095	10,722,793
Capstone Turbine [1,3]	4,685,000	5,012,950
EnerSys	232,800	13,651,392
Hydrogenics Corporation [1,3]	302,295	5,087,625
Powell Industries	62	2,533

		34,477,293

Machinery - 3.1%
Tennant Company	216,937	14,554,303
Wabtec Corporation	181,464	14,705,843

		29,260,146

Professional Services - 1.4%
Paylocity Holding Corporation [1,3]	672,570	13,216,000

Road & Rail - 0.8%
Celadon Group	369,600	7,188,720

Total		112,152,224

Information Technology – 25.5%
Communications Equipment - 6.4%
EXFO [1,3]	2,247,234	9,393,438
Infinera Corporation [1,3]	1,436,433	15,326,740
Numerex Corporation Cl. A [1]	941,500	9,866,920
Ruckus Wireless [1]	737,700	9,855,672
Sierra Wireless [1,3]	618,500	16,538,690

		60,981,460

Electronic Equipment, Instruments & Components - 10.3%
FLIR Systems	403,900	12,658,226
InvenSense [1,3]	800,600	15,795,838
IPG Photonics [1]	257,132	17,685,539
Littelfuse	132,744	11,307,134
Mercury Systems [1]	1,196,749	13,176,207
Methode Electronics	210,205	7,750,258
Rogers Corporation [1]	338,893	18,557,781

		96,930,983

Internet Software & Services - 1.6%
E2open [1,3]	774,600	7,211,526
SciQuest [1]	548,277	8,246,086

		15,457,612

Semiconductors & Semiconductor Equipment - 2.1%
Cavium [1]	284,000	14,123,320
Ultratech [1]	242,240	5,510,960

		19,634,280

Software - 4.3%
Absolute Software	1,032,200	6,221,126
Kofax [1,3]	1,246,000	9,644,040
Manhattan Associates [1]	292,000	9,758,640
Mobileye [1,3]	4,000	214,360
PTC [1]	404,000	14,907,600

		40,745,766

Technology Hardware, Storage & Peripherals - 0.8%
Immersion Corporation [1]	880,595	7,555,505

Total		241,305,606

Materials – 5.3%
Construction Materials - 1.1%
Eagle Materials	107,500	10,946,725

Metals & Mining - 4.2%
Horsehead Holding Corporation [1]	799,853	13,221,570
Reliance Steel & Aluminum	144,700	9,897,480
Worthington Industries	440,166	16,382,979

		39,502,029

Total		50,448,754

Miscellaneous[5] – 4.8%
Total		44,887,994

TOTAL COMMON STOCKS
(Cost $687,250,198)		875,417,149

REPURCHASE AGREEMENT – 6.7%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $63,053,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at
$64,315,500)
(Cost $63,053,000)		63,053,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 13.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $127,760,997)		127,760,997

TOTAL INVESTMENTS – 112.9%
(Cost $878,064,195)		1,066,231,146

LIABILITIES LESS CASH
AND OTHER ASSETS – (12.9)%		(121,649,685)

NET ASSETS – 100.0%		$944,581,461

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 91.7%

Consumer Discretionary – 8.3%
Auto Components - 0.6%
Drew Industries	35,356	$1,491,669

Diversified Consumer Services - 1.2%
Liberty Tax [1]	90,629	2,927,317

Household Durables - 1.0%
Ethan Allen Interiors	108,910	2,483,148

Internet & Catalog Retail - 1.3%
FTD Companies [1]	94,100	3,209,751

Media - 1.4%
Morningstar	21,072	1,430,789
Wiley (John) & Sons Cl. A	32,000	1,795,520

		3,226,309

Specialty Retail - 1.9%
Ascena Retail Group [1]	167,500	2,227,750
Destination Maternity	142,100	2,194,024

		4,421,774

Textiles, Apparel & Luxury Goods - 0.9%
Movado Group	66,200	2,188,572

Total		19,948,540

Consumer Staples – 1.7%
Food Products - 1.7%
Darling Ingredients [1]	129,000	2,363,280
Sanderson Farms	18,700	1,644,665

Total		4,007,945

Energy – 7.9%
Energy Equipment & Services - 7.9%
Ensign Energy Services	182,000	2,390,481
Helmerich & Payne	26,225	2,566,641
Oil States International [1]	28,400	1,757,960
Pason Systems	109,000	3,047,270
SEACOR Holdings [1]	31,500	2,356,200
Trican Well Service	245,000	2,865,753
Unit Corporation [1]	71,800	4,211,070

Total		19,195,375

Financials – 8.1%
Capital Markets - 8.1%
AllianceBernstein Holding L.P.	108,769	2,829,082
Federated Investors Cl. B	170,200	4,997,072
Lazard Cl. A	43,300	2,195,310
Marcus & Millichap [1]	86,800	2,626,568
SEI Investments	76,000	2,748,160
Silvercrest Asset Management
Group Cl. A	150,000	2,043,000
Westwood Holdings Group	38,900	2,205,241

Total		19,644,433

Health Care – 5.5%
Health Care Equipment & Supplies - 1.8%
Analogic Corporation	25,800	1,650,168
Atrion Corporation	8,400	2,562,084

		4,212,252

Life Sciences Tools & Services - 2.9%
Bio-Rad Laboratories Cl. A [1]	20,000	2,268,000
PerkinElmer	47,400	2,066,640
Techne Corporation	29,000	2,712,950

		7,047,590

Pharmaceuticals - 0.8%
Medicines Company (The) [1]	89,300	1,993,176

Total		13,253,018

Industrials – 23.3%
Aerospace & Defense - 0.8%
HEICO Corporation Cl. A	46,150	1,859,845

Air Freight & Logistics - 1.8%
Expeditors International of Washington	60,800	2,467,264
Forward Air	40,714	1,825,209

		4,292,473

Building Products - 0.9%
Simpson Manufacturing	72,500	2,113,375

Commercial Services & Supplies - 1.0%
Heritage-Crystal Clean [1]	161,508	2,400,009

Construction & Engineering - 2.0%
Jacobs Engineering Group [1]	45,300	2,211,546
KBR	143,800	2,707,754

		4,919,300

Electrical Equipment - 1.5%
Global Power Equipment Group	127,483	1,899,497
Regal Beloit	29,100	1,869,675

		3,769,172

Machinery - 8.8%
CIRCOR International	58,218	3,919,818
Hyster-Yale Materials Handling Cl. A	32,300	2,313,326
John Bean Technologies	109,300	3,074,609
Kadant	39,300	1,534,665
Kennametal	60,000	2,478,600
Sun Hydraulics	59,200	2,225,328
Tennant Company	33,600	2,254,224
Valmont Industries	15,300	2,064,429
Wabtec Corporation	16,300	1,320,952

		21,185,951

Professional Services - 4.3%
ICF International [1]	67,100	2,066,009
ManpowerGroup	41,066	2,878,726
Robert Half International	27,000	1,323,000
RPX Corporation [1]	163,600	2,246,228
Towers Watson & Co. Cl. A	18,400	1,830,800

		10,344,763

Trading Companies & Distributors - 2.2%
Applied Industrial Technologies	70,000	3,195,500
MSC Industrial Direct Cl. A	25,800	2,204,868

		5,400,368

Total		56,285,256

Information Technology – 23.9%
Communications Equipment - 1.3%
ADTRAN	157,400	3,231,422

Electronic Equipment, Instruments & Components - 11.3%
Coherent [1]	44,200	2,712,554
FARO Technologies [1]	43,187	2,191,740
FLIR Systems	69,300	2,171,862
IPG Photonics [1]	35,600	2,448,568
Littelfuse	26,400	2,248,752
MTS Systems	30,600	2,088,756
National Instruments	71,200	2,202,216
Orbotech [1]	203,400	3,168,972
Plexus Corporation [1]	79,800	2,947,014
Rofin-Sinar Technologies [1]	130,600	3,011,636
Rogers Corporation [1]	40,100	2,195,876

		27,387,946

Internet Software & Services - 0.7%
Envestnet [1]	34,500	1,552,500

IT Services - 1.1%
Sapient Corporation [1]	182,300	2,552,200

Semiconductors & Semiconductor Equipment - 6.3%
Brooks Automation	252,600	2,654,826
Cabot Microelectronics [1]	29,900	1,239,355
Diodes [1]	97,700	2,336,984
Fairchild Semiconductor International [1]	131,500	2,042,195
MKS Instruments	85,200	2,843,976
Nanometrics [1]	159,160	2,403,316
Veeco Instruments [1]	49,800	1,740,510

		15,261,162

Software - 1.8%
ANSYS [1]	15,500	1,172,885
ePlus [1]	55,847	3,130,225

		4,303,110

Technology Hardware, Storage & Peripherals - 1.4%
Diebold	97,900	3,457,828

Total		57,746,168

Materials – 9.6%
Chemicals - 1.1%
Innospec	70,000	2,513,000

Containers & Packaging - 1.2%
Greif Cl. A	67,800	2,970,318

Metals & Mining - 7.3%
Compass Minerals International	24,500	2,064,860
Globe Specialty Metals	194,900	3,545,231
Haynes International	77,133	3,547,347
Major Drilling Group International	286,300	1,687,200
Reliance Steel & Aluminum	57,400	3,926,160
Steel Dynamics	129,200	2,921,212

		17,692,010

Total		23,175,328

Miscellaneous[5] – 3.4%
Total		8,218,413

TOTAL COMMON STOCKS
(Cost $170,093,656)		221,474,476

REPURCHASE AGREEMENT – 9.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $21,693,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at
$22,130,813)
(Cost $21,693,000)		21,693,000

TOTAL INVESTMENTS – 100.7%
(Cost $191,786,656)		243,167,476

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(1,583,155)

NET ASSETS – 100.0%		$241,584,321

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP DISCOVERY FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.1%

Consumer Discretionary – 12.8%
Auto Components - 2.5%
Fuel Systems Solutions [1]	3,200	$28,512
Remy International	1,900	39,007
Standard Motor Products	1,800	61,974

		129,493

Distributors - 0.6%
VOXX International Cl. A [1]	3,100	28,830

Diversified Consumer Services - 2.1%
Capella Education	571	35,745
Steiner Leisure [1]	1,900	71,421

		107,166

Hotels, Restaurants & Leisure - 1.0%
Monarch Casino & Resort [1]	4,200	50,022

Household Durables - 1.7%
Flexsteel Industries	1,700	57,341
Hooker Furniture	1,800	27,378

		84,719

Leisure Products - 1.2%
Arctic Cat	1,843	64,173

Media - 2.2%
Global Sources [1]	8,314	55,787
Harte-Hanks	8,800	56,056

		111,843

Multiline Retail - 0.7%
Fred’s Cl. A	2,500	35,000

Textiles, Apparel & Luxury Goods - 0.8%
Culp	2,400	43,560

Total		654,806

Consumer Staples – 4.1%
Food & Staples Retailing - 2.0%
Village Super Market Cl. A	4,500	102,510

Food Products - 1.6%
John B. Sanfilippo & Son	1,600	51,776
Seneca Foods Cl. A [1]	1,100	31,460

		83,236

Personal Products - 0.5%
Medifast [1]	800	26,264

Total		212,010

Energy – 3.8%
Energy Equipment & Services - 2.0%
Gulf Island Fabrication	2,000	34,400
Matrix Service [1]	1,700	41,004
Newpark Resources [1]	2,200	27,368

		102,772

Oil, Gas & Consumable Fuels - 1.8%
Pacific Ethanol [1]	1,900	26,524
TransGlobe Energy	4,000	24,320
VAALCO Energy [1]	4,800	40,800

		91,644

Total		194,416

Financials – 7.7%
Capital Markets - 0.9%
FBR & Co. [1]	1,700	46,784

Consumer Finance - 1.2%
Regional Management [1]	3,400	61,030

Insurance - 5.6%
EMC Insurance Group	1,500	43,320
Employers Holdings	2,800	53,900
Hallmark Financial Services [1]	2,800	28,868
Investors Title Company	800	58,560
Kansas City Life Insurance	500	22,175
Safety Insurance Group	700	37,737
United Fire Group	1,400	38,878

		283,438

Total		391,252

Health Care – 13.3%
Health Care Equipment & Supplies - 10.6%
AngioDynamics [1]	4,800	65,856
Atrion Corporation	300	91,503
CryoLife	5,200	51,324
Exactech [1]	3,800	86,982
Invacare Corporation	7,000	82,670
Symmetry Medical [1]	6,900	69,621
Utah Medical Products	2,000	97,520

		545,476

Health Care Providers & Services - 2.1%
National HealthCare	1,900	105,469

Life Sciences Tools & Services - 0.6%
Harvard Bioscience [1]	7,700	31,493

Total		682,438

Industrials – 17.3%
Aerospace & Defense - 0.7%
American Science and Engineering	700	38,766

Building Products - 1.1%
American Woodmark [1]	1,500	55,290

Commercial Services & Supplies - 1.4%
Courier Corporation	2,500	30,800
Kimball International Cl. B	2,600	39,130

		69,930

Construction & Engineering - 3.1%
Comfort Systems USA	4,489	60,826
MYR Group [1]	4,000	96,320

		157,146

Electrical Equipment - 1.0%
SL Industries [1]	1,100	53,702

Machinery - 5.4%
Alamo Group	2,100	86,100
Douglas Dynamics	1,600	31,200
Miller Industries	5,920	100,048
Standex International	800	59,312

		276,660

Professional Services - 3.5%
Heidrick & Struggles International	1,600	32,864
ICF International [1]	1,200	36,948
Resources Connection	2,800	39,032
VSE Corporation	1,400	68,628

		177,472

Trading Companies & Distributors - 1.1%
Willis Lease Finance [1]	2,800	57,456

Total		886,422

Information Technology – 20.0%
Communications Equipment - 4.5%
Comtech Telecommunications	2,600	96,590
Harmonic [1]	4,300	27,262
PCTEL	6,300	47,817
TESSCO Technologies	2,100	60,879

		232,548

Electronic Equipment, Instruments & Components - 6.2%
Daktronics	6,400	78,656
Fabrinet [1]	2,900	42,340
Nam Tai Property	9,000	54,630
PC Connection	4,000	85,880
Vishay Precision Group [1]	3,600	53,784

		315,290

Internet Software & Services - 1.5%
Liquidity Services [1]	3,000	41,250
Monster Worldwide [1]	6,200	34,100

		75,350

IT Services - 4.0%
CIBER [1]	6,200	21,266
Computer Task Group	7,900	87,690
Global Cash Access Holdings [1]	4,400	29,700
Hackett Group (The)	5,700	33,972
Sykes Enterprises [1]	1,700	33,966

		206,594

Semiconductors & Semiconductor Equipment - 0.5%
Pericom Semiconductor [1]	2,800	27,272

Software - 3.3%
Actuate Corporation [1]	10,000	39,000
American Software Cl. A	5,342	47,116
Ebix	2,600	36,868
VASCO Data Security International [1]	2,400	45,072

		168,056

Total		1,025,110

Materials – 10.2%
Chemicals - 2.7%
FutureFuel Corporation	4,900	58,261
KMG Chemicals	1,100	17,908
Trecora Resources [1]	4,900	60,662

		136,831

Construction Materials - 1.8%
United States Lime & Minerals	1,600	93,008

Containers & Packaging - 1.6%
UFP Technologies [1]	3,640	80,007

Metals & Mining - 4.1%
Ampco-Pittsburgh	2,600	52,000
Haynes International	1,400	64,386
Materion Corporation	1,100	33,737
Olympic Steel	1,800	37,026
Universal Stainless & Alloy Products [1]	900	23,724

		210,873

Total		520,719

Miscellaneous[5] – 4.9%
Total		252,127

TOTAL COMMON STOCKS
(Cost $4,812,819)		4,819,300

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $254,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $263,344)
(Cost $254,000)		254,000

TOTAL INVESTMENTS – 99.1%
(Cost $5,066,819)		5,073,300

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.9%		46,987

NET ASSETS – 100.0%		$5,120,287

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.4%

Banks - 5.0%
BLOM Bank GDR	8,000	$75,600
CIT Group	22,500	1,034,100
First Citizens BancShares Cl. A	1,900	411,597
First Republic Bank	11,600	572,808
PNC Financial Services Group	8,700	744,546

Total		2,838,651

Capital Markets - 52.3%
AllianceBernstein Holding L.P.	16,500	429,165
Apollo Global Management LLC Cl. A	26,700	636,528
ARA Asset Management	470,000	644,744
Artisan Partners Asset Management Cl. A	15,900	827,595
Ashmore Group	145,000	724,006
CETIP - Mercados Organizados	40,700	503,814
Charles Schwab	34,800	1,022,772
Coronation Fund Managers	62,000	531,103
Cowen Group [1]	117,600	441,000
Diamond Hill Investment Group	6,900	849,045
Dundee Corporation Cl. A [1]	42,100	637,919
Edmond de Rothschild (Suisse)	20	318,425
Egyptian Financial Group-Hermes Holding
Company [1]	255,000	662,639
Federated Investors Cl. B	35,600	1,045,216
Financial Engines	22,400	766,416
GMP Capital	108,000	703,960
Invesco	8,000	315,840
IOOF Holdings	11,528	86,197
Jupiter Fund Management	147,000	847,427
KKR & Co. L.P.	40,600	905,380
Lazard Cl. A	12,100	613,470
Manning & Napier Cl. A	15,800	265,282
Medley Management Cl. A [1]	52,200	880,614
Monroe Capital	58,050	783,675
MVC Capital	47,100	506,796
Northern Trust	14,900	1,013,647
Oaktree Capital Group LLC Cl. A	4,700	240,170
Och-Ziff Capital Management
Group LLC Cl. A	73,300	785,043
Oppenheimer Holdings Cl. A	10,000	202,500
Piper Jaffray [1]	19,200	1,003,008
Qalaa Holdings [1]	150,000	90,839
Raymond James Financial	18,300	980,514
Reinet Investments	5,500	118,581
RHJ International [1]	94,000	463,390
SEI Investments	14,200	513,472
SHUAA Capital [1]	580,000	184,756
Silvercrest Asset Management
Group Cl. A	41,600	566,592
SPARX Group	220,000	435,286
Sprott	391,500	992,776
State Street	10,150	747,141
Stifel Financial [1]	17,873	838,065
TD Ameritrade Holding Corporation	19,300	644,041
Tokai Tokyo Financial Holdings	9,400	64,624
U.S. Global Investors Cl. A	225,200	799,460
UOB-Kay Hian Holdings	99,122	123,155
Value Partners Group	1,176,000	861,760
Vontobel Holding	16,500	598,853
Westwood Holdings Group	15,000	850,350
WisdomTree Investments [1]	80,400	914,952

Total		29,982,003

Closed-End Funds - 1.3%
RIT Capital Partners	33,500	752,716

Total		752,716

Consumer Finance - 1.7%
Ally Financial [1]	38,200	883,948
Credit Acceptance [1]	848	106,907

Total		990,855

Diversified Financial Services - 9.9%
Bolsa Mexicana de Valores	248,000	532,912
Bolsas y Mercados Espanoles	15,500	591,038
Bursa Malaysia	160,000	393,111
CRISIL	28,000	902,202
Hellenic Exchanges - Athens Stock
Exchange	36,000	275,092
Interactive Brokers Group Cl. A	12,800	319,360
JSE	61,000	532,485
Leucadia National	23,801	567,416
MarketAxess Holdings	9,200	569,112
MSCI [1]	8,700	409,074
Singapore Exchange	63,000	357,051
Warsaw Stock Exchange	19,000	216,886

Total		5,665,739

Hotels, Restaurants & Leisure - 0.1%
Thomas Cook (India)	30,600	71,793

Total		71,793

Insurance - 10.5%
Alleghany Corporation [1]	2,600	1,087,190
E-L Financial	800	493,594
First American Financial	5,000	135,600
Greenlight Capital Re Cl. A [1]	18,600	602,826
Infinity Property & Casualty	10,000	640,100
Jardine Lloyd Thompson Group	11,900	187,708
Marsh & McLennan	17,800	931,652
Platinum Underwriters Holdings	5,500	334,785
RLI Corp.	20,600	891,774
State Auto Financial	33,800	693,238

Total		5,998,467

Internet Software & Services - 1.8%
Envestnet [1]	15,200	684,000
Xoom Corporation [1]	16,900	370,955

Total		1,054,955

IT Services - 3.4%
Broadridge Financial Solutions	21,900	911,697
Vantiv Cl. A [1]	10,000	309,000
Western Union	44,600	715,384

Total		1,936,081

Media - 0.6%
Morningstar	4,600	312,340

Total		312,340

Professional Services - 2.3%
Towers Watson & Co. Cl. A	5,500	547,250
Verisk Analytics Cl. A [1]	12,800	779,392

Total		1,326,642

Real Estate Management & Development - 3.3%
FirstService Corporation	18,400	960,848
Kennedy-Wilson Holdings	19,676	471,437
Midland Holdings [1]	800,000	390,477
Novation Companies [1,4]	223,459	59,217

Total		1,881,979

Software - 1.8%
Fair Isaac	7,400	407,740
SS&C Technologies [1]	14,200	623,238

Total		1,030,978

Miscellaneous [5] - 2.4%
Total		1,386,517

TOTAL COMMON STOCKS
(Cost $48,462,755)		55,229,716

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $2,256,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $2,305,500)
(Cost $2,256,000)		2,256,000

TOTAL INVESTMENTS – 100.3%
(Cost $50,718,755)		57,485,716

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(197,566)

NET ASSETS – 100.0%		$57,288,150

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.6%

Consumer Discretionary – 9.8%
Auto Components - 1.0%
Autoliv	33,300	$3,060,936
Gentex Corporation	82,848	2,217,841
Selamat Sempurna	911,800	339,353

		5,618,130

Automobiles - 0.2%
Thor Industries	16,740	862,110

Diversified Consumer Services - 0.1%
Weight Watchers International [1,3]	23,500	644,840

Hotels, Restaurants & Leisure - 0.1%
Abu Dhabi National Hotels	642,000	533,114
EIH	66,300	107,351

		640,465

Household Durables - 0.3%
Forbo Holding	150	153,268
Harman International Industries	3,000	294,120
Hunter Douglas	27,600	1,167,816

		1,615,204

Internet & Catalog Retail - 0.0%
Trade Me	29,100	79,493

Media - 0.3%
Global Mediacom	650,000	103,755
Media Chinese International	322,600	88,505
Media Prima	155,000	105,365
Pico Far East Holdings	1,014,100	228,552
Saga Communications Cl. A	21,966	737,618
Television Broadcasts	26,600	158,267

		1,422,062

Multiline Retail - 0.0%
New World Department Store China	667,000	231,930

Specialty Retail - 6.3%
American Eagle Outfitters	282,600	4,103,352
Ascena Retail Group [1]	276,884	3,682,557
Buckle (The)	141,679	6,430,810
Cato Corporation (The) Cl. A	43,810	1,509,692
Fielmann	6,400	392,819
GameStop Corporation Cl. A	127,430	5,250,116
Genesco [1]	80,449	6,013,563
Guess?	54,600	1,199,562
Lewis Group	196,000	981,498
Luk Fook Holdings (International)	476,100	1,382,648
Shoe Carnival	58,228	1,037,041
Signet Jewelers	3,300	375,903
Stein Mart	187,696	2,167,889
USS	70,000	1,072,259

		35,599,709

Textiles, Apparel & Luxury Goods - 1.5%
Pandora	17,000	1,332,932
Stella International Holdings	604,000	1,567,397
Steven Madden [1]	143,608	4,628,486
Vera Bradley [1,3]	54,120	1,119,201

		8,648,016

Total		55,361,959

Consumer Staples – 2.5%
Food & Staples Retailing - 0.3%
FamilyMart	14,450	551,386
Village Super Market Cl. A	56,167	1,279,484

		1,830,870

Food Products - 1.6%
First Resources	80,700	126,519
Hormel Foods	140,700	7,230,573
Industrias Bachoco ADR	6,100	364,414
J&J Snack Foods	10,300	963,668
Lancaster Colony	3,000	255,840
McLeod Russel India	37,200	175,851

		9,116,865

Personal Products - 0.6%
Nu Skin Enterprises Cl. A	66,745	3,005,527

Total		13,953,262

Energy – 5.0%
Energy Equipment & Services - 4.3%
Ensco Cl. A	66,600	2,751,246
Ensign Energy Services	25,300	332,303
Helmerich & Payne	59,254	5,799,189
Oil States International [1]	45,000	2,785,500
TGS-NOPEC Geophysical	105,600	2,687,357
Tidewater	76,500	2,985,795
Total Energy Services	14,379	267,051
Transocean	209,400	6,694,518

		24,302,959

Oil, Gas & Consumable Fuels - 0.7%
Cimarex Energy	4,100	518,773
HollyFrontier Corporation	67,900	2,965,872
Natural Resource Partners L.P.	37,500	489,000

		3,973,645

Total		28,276,604

Financials – 26.1%
Banks - 1.7%
Ames National	36,639	818,882
Bank of Hawaii	70,700	4,016,467
BLOM Bank GDR	63,000	595,350
BOK Financial	2,114	140,539
Camden National	15,422	539,770
City Holding Company	22,101	931,115
First Republic Bank	48,100	2,375,178

		9,417,301

Capital Markets - 15.0%
Alaris Royalty	33,000	913,728
AllianceBernstein Holding L.P.	155,100	4,034,151
Apollo Global Management LLC Cl. A	81,900	1,952,496
ARA Asset Management	1,388,200	1,904,327
Artisan Partners Asset Management Cl. A	87,200	4,538,760
Ashmore Group	504,250	2,517,792
Aurelius	2,700	96,510
CETIP - Mercados Organizados	12,000	148,545
Close Brothers Group	18,000	417,576
Coronation Fund Managers	415,000	3,554,962
Diamond Hill Investment Group	32,500	3,999,125
Egyptian Financial Group-Hermes Holding
Company [1]	159,000	413,175
Federated Investors Cl. B	198,400	5,825,024
Gluskin Sheff + Associates	51,700	1,354,878
GMP Capital	296,000	1,929,372
Invesco	79,600	3,142,608
Investec	88,500	746,053
Jupiter Fund Management	550,000	3,170,646
KKR & Co. L.P.	503,058	11,218,193
Lazard Cl. A	67,700	3,432,390
Oaktree Capital Group LLC Cl. A	32,900	1,681,190
Och-Ziff Capital Management
Group LLC Cl. A	108,100	1,157,751
SEI Investments	146,600	5,301,056
Sprott	735,700	1,865,608
State Street	105,300	7,751,133
T. Rowe Price Group	9,100	713,440
Value Partners Group	4,597,000	3,368,633
VZ Holding	8,300	1,404,923
Waddell & Reed Financial Cl. A	36,105	1,866,267
Westwood Holdings Group	78,473	4,448,634

		84,868,946

Consumer Finance - 0.1%
Ally Financial [1]	15,100	349,414
Shriram Transport Finance	7,400	112,264

		461,678

Diversified Financial Services - 1.2%
Bolsa Mexicana de Valores	1,443,000	3,100,777
Hellenic Exchanges - Athens Stock
Exchange	158,000	1,207,350
Inversiones La Construccion	7,500	100,430
Singapore Exchange	140,000	793,447
Warsaw Stock Exchange	135,400	1,545,594

		6,747,598

Insurance - 6.0%
Allied World Assurance Company
Holdings	52,594	1,937,563
Aspen Insurance Holdings	3,624	154,998
Brasil Insurance Participacoes e
Administracao	19,200	62,752
Cincinnati Financial	46,700	2,197,235
E-L Financial	5,500	3,393,455
Erie Indemnity Cl. A	24,200	1,834,602
Marsh & McLennan	85,900	4,496,006
PartnerRe	32,471	3,568,238
Reinsurance Group of America	80,155	6,422,820
Symetra Financial	181,100	4,225,063
Willis Group Holdings	139,400	5,771,160

		34,063,892

Real Estate Investment Trusts (REITs) - 0.6%
DCT Industrial Trust	98,400	738,984
Essex Property Trust	8,000	1,430,000
National Health Investors	19,300	1,102,802

		3,271,786

Real Estate Management & Development - 0.3%
Brasil Brokers Participacoes	69,200	93,576
Midland Holdings [1,3]	3,331,600	1,626,144
Relo Holdings	2,300	158,751

		1,878,471

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada	163,348	5,163,194
TrustCo Bank Corp. NY	305,660	1,968,451

		7,131,645

Total		147,841,317

Health Care – 3.6%
Health Care Equipment & Supplies - 1.5%
Atrion Corporation	13,200	4,026,132
DENTSPLY International	92,500	4,218,000

		8,244,132

Health Care Providers & Services - 1.6%
Chemed Corporation	27,008	2,779,123
MEDNAX [1]	28,700	1,573,334
Owens & Minor	150,800	4,937,192

		9,289,649

Pharmaceuticals - 0.5%
Recordati	82,300	1,349,259
Santen Pharmaceutical	20,800	1,164,459
Unichem Laboratories	35,000	125,781

		2,639,499

Total		20,173,280

Industrials – 17.7%
Aerospace & Defense - 0.7%
American Science and Engineering	49,545	2,743,802
HEICO Corporation Cl. A	36,132	1,456,120

		4,199,922

Air Freight & Logistics - 2.4%
C. H. Robinson Worldwide	60,000	3,979,200
Expeditors International of Washington	156,600	6,354,828
Forward Air	70,400	3,156,032

		13,490,060

Building Products - 0.9%
AAON	138,787	2,360,767
Geberit	1,000	323,452
Simpson Manufacturing	57,600	1,679,040
TOTO	74,000	813,713
Zehnder Group	3,600	139,332

		5,316,304

Commercial Services & Supplies - 1.9%
Blue Label Telecoms	133,300	107,748
Brink’s Company (The)	100	2,404
Cintas Corporation	103,500	7,306,065
Collection House	60,000	108,743
Kaba Holding	2,100	976,642
Ritchie Bros. Auctioneers	9,000	201,510
Societe BIC	6,600	851,119
UniFirst Corporation	12,455	1,203,029

		10,757,260

Construction & Engineering - 0.3%
KBR	100,000	1,883,000

Electrical Equipment - 1.8%
AZZ	64,100	2,677,457
Hubbell Cl. B	45,700	5,508,221
Regal Beloit	36,000	2,313,000

		10,498,678

Machinery - 6.3%
Alamo Group	10,602	434,682
CB Industrial Product Holding	100,000	149,367
China Metal International Holdings	352,000	128,291
CLARCOR	75,200	4,743,616
Donaldson Company	111,000	4,509,930
Flowserve Corporation	20,100	1,417,452
Freund Corporation	8,100	104,726
Graco	65,400	4,772,892
IDEX Corporation	44,500	3,220,465
John Bean Technologies	97,356	2,738,624
Kennametal	32,314	1,334,891
Lincoln Electric Holdings	30,050	2,077,507
Lindsay Corporation	32,800	2,451,800
Miller Industries	36,414	615,397
Pfeiffer Vacuum Technology	13,500	1,136,461
Spirax-Sarco Engineering	35,148	1,610,260
Tennant Company	18,400	1,234,456
Valmont Industries	20,600	2,779,558
Zuiko Corporation	6,300	320,529

		35,780,904

Marine - 0.4%
Clarkson	54,600	2,080,098

Professional Services - 1.3%
ManpowerGroup	52,300	3,666,230
Towers Watson & Co. Cl. A	36,400	3,621,800

		7,288,030

Road & Rail - 0.9%
Globaltrans Investment GDR	10,400	87,360
Landstar System	66,300	4,786,197

		4,873,557

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies	97,425	4,447,451

Total		100,615,264

Information Technology – 11.9%
Communications Equipment - 0.9%
Ellies Holdings [1]	171,900	26,986
Plantronics	79,608	3,803,670
TESSCO Technologies	31,249	905,909

		4,736,565

Electronic Equipment, Instruments & Components - 5.8%
Amphenol Corporation Cl. A	31,400	3,135,604
AVX Corporation	142,300	1,889,744
Cognex Corporation [1]	20,000	805,400
Domino Printing Sciences	32,600	322,911
FLIR Systems	255,100	7,994,834
Littelfuse	32,063	2,731,126
LPKF Laser & Electronics	5,800	101,937
MTS Systems	50,293	3,433,000
National Instruments	155,100	4,797,243
Vaisala Cl. A	48,000	1,267,092
Vishay Intertechnology	449,888	6,428,900

		32,907,791

IT Services - 3.6%
Broadridge Financial Solutions	99,100	4,125,533
Calian Technologies	23,896	397,929
Convergys Corporation	224,115	3,993,729
eClerx Services	116,700	2,621,782
Jack Henry & Associates	32,300	1,797,818
ManTech International Cl. A	66,836	1,801,230
Metrofile Holdings	1,517,000	652,097
Western Union	300,900	4,826,436

		20,216,554

Semiconductors & Semiconductor Equipment - 0.3%
Eugene Technology	11,325	157,224
MKS Instruments	36,100	1,205,018
Teradyne	20,000	387,800

		1,750,042

Software - 0.6%
Computer Modelling Group	90,000	935,399
Cyient	36,700	265,624
Silverlake Axis	87,800	89,128
Totvs	150,000	2,281,483

		3,571,634

Technology Hardware, Storage & Peripherals - 0.7%
Diebold	118,000	4,167,760

Total		67,350,346

Materials – 14.2%
Chemicals - 3.9%
Balchem Corporation	50,150	2,836,985
Cabot Corporation	98,393	4,995,413
Huchems Fine Chemical	5,000	111,822
Innospec	103,400	3,712,060
International Flavors & Fragrances	27,100	2,598,348
Quaker Chemical	28,800	2,064,672
Rockwood Holdings	29,400	2,247,630
Stepan Company	60,600	2,689,428
Victrex	7,500	195,267
Westlake Chemical	5,700	493,563

		21,945,188

Containers & Packaging - 1.8%
AptarGroup	86,200	5,232,340
Greif Cl. A	115,400	5,055,674
Nampak	30,000	109,362

		10,397,376

Metals & Mining - 8.2%
Agnico Eagle Mines	97,500	2,830,425
Allegheny Technologies	134,200	4,978,820
Carpenter Technology	116,100	5,241,915
Commercial Metals	18,700	319,209
Compass Minerals International	47,900	4,037,012
Franco-Nevada Corporation	2,400	117,312
Fresnillo	254,000	3,129,468
Hecla Mining	135,000	334,800
Hi-Crush Partners L.P.	20,000	1,031,200
Imdex [1]	125,000	76,611
Major Drilling Group International	409,400	2,412,643
Pan American Silver	284,000	3,118,320
Randgold Resources ADR	50,000	3,379,500
Reliance Steel & Aluminum	131,506	8,995,010
Royal Gold	2,200	142,868
Sims Metal Management	172,000	1,688,166
Steel Dynamics	21,000	474,810
Vale Indonesia	160,200	49,303
Worthington Industries	103,800	3,863,436

		46,220,828

Paper & Forest Products - 0.3%
Schweitzer-Mauduit International	43,900	1,813,509

Total		80,376,901

Telecommunication Services – 0.9%
Diversified Telecommunication Services - 0.4%
Inmarsat	210,000	2,386,495

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	109,200	2,616,432

Total		5,002,927

Utilities – 0.5%
Water Utilities - 0.5%
Aqua America	125,000	2,941,250

Total		2,941,250

Miscellaneous [5] – 3.4%
Total		19,494,886

TOTAL COMMON STOCKS
(Cost $453,754,881)		541,387,996

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $24,161,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.625%-3.625% due 11/30/17-8/15/19,
valued at $24,646,531)
(Cost $24,161,000)		24,161,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $1,930,941)		1,930,941

TOTAL INVESTMENTS – 100.2%
(Cost $479,846,822)		567,479,937

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(850,576)

NET ASSETS – 100.0%		$566,629,361

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.1%

Consumer Discretionary – 22.8%
Auto Components - 3.5%
Automodular Corporation	6,300	$12,376
Nishikawa Rubber	4,100	71,215
Selamat Sempurna	132,600	49,351
Standard Motor Products	1,100	37,873

		170,815

Household Durables - 1.1%
Turtle Beach [1]	7,216	55,202

Internet & Catalog Retail - 3.2%
Blue Nile [1]	3,132	89,419
Trade Me	24,500	66,927

		156,346

Leisure Products - 1.0%
Nautilus [1]	4,200	50,274

Media - 4.1%
Global Mediacom	193,500	30,887
Pico Far East Holdings	366,500	82,600
Rentrak Corporation [1]	700	42,658
T4F Entretenimento [1]	33,200	48,150

		204,295

Multiline Retail - 3.4%
New World Department Store China	235,300	81,819
Parkson Retail Asia	127,000	84,620

		166,439

Specialty Retail - 2.9%
DSW Cl. A	2,000	60,220
Luk Fook Holdings (International)	8,000	23,233
Oriental Watch Holdings	275,200	62,023

		145,476

Textiles, Apparel & Luxury Goods - 3.6%
Daphne International Holdings	133,100	67,365
Forus	10,800	45,643
Xtep International Holdings	138,000	62,737

		175,745

Total		1,124,592

Consumer Staples – 3.5%
Food Products - 3.5%
Farmer Bros. [1]	3,023	87,516
First Resources	37,400	58,634
SunOpta [1,7]	2,281	27,532

Total		173,682

Energy – 2.0%
Energy Equipment & Services - 1.5%
Newpark Resources [1]	5,900	73,396

Oil, Gas & Consumable Fuels - 0.5%
Lundin Petroleum [1]	1,500	25,381

Total		98,777

Financials – 7.2%
Capital Markets - 4.3%
Ashmore Group	8,700	43,440
FXCM Cl. A	3,400	53,890
Partners Group Holding	200	52,687
Tokai Tokyo Financial Holdings	9,000	61,874

		211,891

Real Estate Management & Development - 2.9%
Brasil Brokers Participacoes	35,300	47,735
E-House (China) Holdings ADR	4,400	41,888
LPS Brasil Consultoria de Imoveis	12,200	54,377

		144,000

Total		355,891

Health Care – 3.1%
Health Care Equipment & Supplies - 2.1%
Analogic Corporation	600	38,376
Invacare Corporation [7]	1,500	17,715
Meridian Bioscience	2,800	49,532

		105,623

Health Care Providers & Services - 1.0%
Addus HomeCare [1,7]	2,400	47,040

Total		152,663

Industrials – 26.5%
Aerospace & Defense - 2.1%
FLYHT Aerospace Solutions [1]	136,200	51,685
Magellan Aerospace	5,200	53,813

		105,498

Air Freight & Logistics - 1.3%
Aramex	71,300	62,119

Commercial Services & Supplies - 5.8%
Collection House	38,800	70,321
Itoki Corporation	11,200	68,522
Programmed Maintenance Services	23,800	57,513
Steelcase Cl. A	5,400	87,426

		283,782

Machinery - 7.5%
Freund Corporation	7,200	93,090
Mincon Group	35,900	36,375
Nitto Kohki	4,000	77,611
Obara Group	1,300	47,650
Zuiko Corporation	2,300	117,018

		371,744

Marine - 0.6%
Clarkson	800	30,478

Professional Services - 6.8%
Acacia Research [7]	8,850	136,998
Franklin Covey [1]	4,700	92,073
Nihon M&A Center	1,700	49,369
YAMADA Consulting Group	2,100	53,900

		332,340

Road & Rail - 1.6%
Trancom	1,800	80,830

Trading Companies & Distributors - 0.8%
Bufab Holding [1]	5,000	39,322

Total		1,306,113

Information Technology – 21.0%
Communications Equipment - 1.1%
Comba Telecom Systems Holdings	115,600	52,256

Internet Software & Services - 2.3%
Care.com [1]	5,600	45,640
Textura Corporation [1]	900	23,760
XING	400	42,585

		111,985

IT Services - 4.0%
Computer Task Group [7]	5,329	59,152
CSE Global	34,600	18,172
Innodata [1]	20,000	61,000
Metrofile Holdings	140,700	60,481

		198,805

Semiconductors & Semiconductor Equipment - 8.9%
Amtech Systems [1]	9,200	98,440
Brooks Automation	10,300	108,253
Eugene Technology	3,608	50,090
Kulicke & Soffa Industries [1]	4,200	59,766
Miraial	3,300	54,340
Photronics [1,7]	8,640	69,552

		440,441

Software - 4.7%
American Software Cl. A [7]	5,256	46,358
Cyient	4,400	31,846
Globo [1]	50,000	36,273
KPIT Technologies	19,100	49,482
SeaChange International [1]	9,600	66,816

		230,775

Total		1,034,262

Materials – 6.4%
Chemicals - 2.4%
AirBoss of America	3,300	30,733
Fufeng Group	110,300	54,547
Fujimori Kogyo	1,100	32,998

		118,278

Containers & Packaging - 1.2%
UFP Technologies [1]	2,639	58,005

Metals & Mining - 1.3%
Imdex [1]	63,500	38,918
Royal Gold	400	25,976

		64,894

Paper & Forest Products - 1.5%
Western Forest Products	38,300	76,603

Total		317,780

Miscellaneous [5] – 4.6%
Total		224,495

TOTAL COMMON STOCKS
(Cost $4,847,306)		4,788,255

REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $224,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $228,563)
(Cost $224,000)		224,000

TOTAL INVESTMENTS – 101.7%
(Cost $5,071,306)		5,012,255

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.7)%		(81,363)

NET ASSETS – 100.0%		$4,930,892

SECURITIES SOLD SHORT
COMMON STOCKS – 3.0%
Diversified Investment Companies – 2.2%
Exchange Traded Funds - 2.2%
VelocityShares Daily Inverse VIX Short-
Term ETN	2,800	$107,100

Total		107,100

Information Technology – 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Control4 Corporation	3,200	41,376

Total		41,376

TOTAL SECURITIES SOLD SHORT
(Proceeds $168,825)		$148,476

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.0%

Austria – 4.5%
Mayr-Melnhof Karton	6,800	$722,313
Semperit AG Holding	13,300	613,148

Total		1,335,461

Belgium – 2.0%
Sipef	5,500	364,706
Van de Velde	5,000	242,884

Total		607,590

China – 1.0%
Joyou [1]	20,000	287,976

Total		287,976

Cyprus – 1.6%
Globaltrans Investment GDR	56,000	470,400

Total		470,400

Denmark – 0.6%
Zealand Pharma [1]	16,600	194,348

Total		194,348

Finland – 1.9%
F-Secure	10,500	33,022
Nokian Renkaat	18,000	542,910

Total		575,932

France – 22.1%
Altamir	20,000	287,975
Alten	7,200	308,786
Audika Groupe	25,000	367,232
Beneteau [1]	12,500	199,720
bioMerieux	3,300	341,656
Boiron	5,000	417,754
Gaztransport Et Technigaz	5,100	301,723
Lectra	30,000	306,921
Manutan International	10,500	536,184
Nexity	14,000	516,954
Parrot [1]	20,000	435,247
SEB	5,000	377,147
Societe Internationale de Plantations
d’Heveas	10,000	442,068
Stallergenes	8,500	572,654
Vetoquinol	12,000	546,396
Virbac	3,000	631,083

Total		6,589,500

Germany – 10.9%
Aixtron [1]	17,500	266,235
Amadeus Fire	3,500	244,729
Bertrandt	3,500	447,815
KWS Saat	1,900	670,263
LPKF Laser & Electronics	37,500	659,075
PUMA	2,000	463,539
SNP Schneider-Neureither & Partner	17,500	307,016
Takkt	11,000	187,702

Total		3,246,374

Ireland – 1.0%
Mincon Group	294,000	297,886

Total		297,886

Italy – 5.3%
Azimut Holding	7,500	189,742
De’Longhi	17,500	352,328
DiaSorin	17,500	656,912
Recordati	22,500	368,874

Total		1,567,856

Netherlands – 3.0%
Beter Bed Holding	10,000	211,308
Brunel International	12,500	286,397
Exact Holding	5,000	176,827
Fugro	7,128	215,758

Total		890,290

Norway – 5.5%
Borregaard	30,000	172,302
Eltek	400,000	575,898
Fred. Olsen Energy	20,000	367,330
TGS-NOPEC Geophysical	20,000	508,969

Total		1,624,499

Poland – 1.6%
Elektrobudowa	20,000	482,095

Total		482,095

Slovenia – 1.9%
Krka d.d., Novo mesto	7,000	578,225

Total		578,225

Sweden – 1.7%
Lundin Petroleum [1]	30,000	507,622

Total		507,622

Switzerland – 5.3%
Carlo Gavazzi Holding	613	152,752
Forbo Holding	300	306,536
VZ Holding	3,000	507,804
Zehnder Group	15,500	599,900

Total		1,566,992

Turkey – 1.4%
Mardin Cimento Sanayii [1]	200,000	423,448

Total		423,448

United Kingdom – 26.7%
Ashmore Group	140,000	699,040
AVEVA Group	17,500	436,616
Clarkson	14,000	533,358
Consort Medical	45,000	707,632
Domino Printing Sciences	37,500	371,446
E2V Technologies	200,000	522,010
Elementis	100,000	414,204
EnQuest [1]	225,000	399,776
Jupiter Fund Management	55,000	317,065
Keller Group	10,000	142,661
Kennedy Wilson Europe Real Estate	30,000	531,089
Latchways	35,000	581,588
Polypipe Group	70,000	279,446
Rotork	6,300	282,396
Severfield [1]	400,000	411,772
Spirax-Sarco Engineering	5,300	242,813
Spirent Communications	325,000	551,110
Synthomer	85,000	292,131
Xaar	37,500	228,582

Total		7,944,735

TOTAL COMMON STOCKS
(Cost $30,143,103)		29,191,229

REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $432,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $442,219)
(Cost $432,000)		432,000

TOTAL INVESTMENTS – 99.5%
(Cost $30,575,103)		29,623,229

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.5%		153,472

NET ASSETS – 100.0%		$29,776,701

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.4%

Austria – 6.4%
Mayr-Melnhof Karton	56,000	$5,948,463
Semperit AG Holding	135,000	6,223,681

Total		12,172,144

Belgium – 1.6%
Sipef	45,000	2,983,957

Total		2,983,957

Brazil – 2.7%
Brasil Brokers Participacoes	2,000,000	2,704,525
CETIP - Mercados Organizados	200,000	2,475,743

Total		5,180,268

Canada – 8.8%
Major Drilling Group International	360,000	2,121,523
Pan American Silver	300,000	3,294,000
Pason Systems	125,000	3,494,576
Sprott	1,450,000	3,676,950
Trican Well Service	345,000	4,035,448

Total		16,622,497

Chile – 1.0%
Inversiones La Construccion	135,000	1,807,748

Total		1,807,748

China – 3.3%
Daphne International Holdings [3]	5,500,000	2,783,698
E-House (China) Holdings ADR	375,000	3,570,000

Total		6,353,698

France – 4.0%
Alten	75,000	3,216,516
Societe Internationale de Plantations
d’Heveas	35,000	1,547,237
Stallergenes	42,822	2,884,965

Total		7,648,718

Hong Kong – 7.6%
Luk Fook Holdings (International)	1,300,000	3,775,346
New World Department Store China	7,250,000	2,520,976
Television Broadcasts	510,000	3,034,444
Value Partners Group	6,956,000	5,097,283

Total		14,428,049

India – 2.7%
Apollo Tyres	333,259	1,096,474
Bajaj Holdings & Investment	73,000	1,647,701
Graphite India	1,500,000	2,453,044

Total		5,197,219

Italy – 1.1%
Recordati	130,000	2,131,271

Total		2,131,271

Japan – 12.1%
Benesse Holdings	50,000	1,641,213
C. Uyemura & Co.	45,000	2,318,213
EPS Corporation	210,000	2,713,198
FamilyMart	75,000	2,861,865
Miraial	90,000	1,482,015
MISUMI Group	55,000	1,659,904
Moshi Moshi Hotline	246,500	2,337,451
Obara Group	37,500	1,374,516
Santen Pharmaceutical	25,000	1,399,590
USS	130,000	1,991,338
Zuiko Corporation	63,000	3,205,288

Total		22,984,591

Jersey – 1.2%
Randgold Resources ADR	34,200	2,311,578

Total		2,311,578

Mexico – 3.5%
Fresnillo	110,000	1,355,281
Industrias Bachoco ADR	90,000	5,376,600

Total		6,731,881

Norway – 3.2%
Spectrum	271,802	1,438,386
TGS-NOPEC Geophysical	180,000	4,580,723

Total		6,019,109

Peru – 1.1%
Hochschild Mining [1]	925,000	2,028,910

Total		2,028,910

Singapore – 1.1%
Silverlake Axis	2,100,000	2,131,771

Total		2,131,771

South Africa – 2.1%
Lewis Group	400,000	2,003,058
Raubex Group	1,000,000	1,964,946

Total		3,968,004

Switzerland – 0.9%
Garmin	34,500	1,793,655

Total		1,793,655

Turkey – 1.4%
Mardin Cimento Sanayii [1]	1,265,900	2,680,213

Total		2,680,213

United Kingdom – 5.3%
Ashmore Group	1,000,000	4,993,143
Clarkson	85,060	3,240,533
Jupiter Fund Management	305,000	1,758,267

Total		9,991,943

United States – 26.3%
AGCO Corporation	40,000	1,818,400
Artisan Partners Asset Management Cl. A	37,500	1,951,875
Cirrus Logic [1]	255,000	5,316,750
Globe Specialty Metals	200,000	3,638,000
Helmerich & Payne	40,000	3,914,800
Kennedy-Wilson Holdings	239,600	5,740,816
Lindsay Corporation	31,000	2,317,250
Medicines Company (The) [1]	122,500	2,734,200
Myriad Genetics [1]	176,000	6,788,320
Nu Skin Enterprises Cl. A	45,700	2,057,871
Teradyne	125,000	2,423,750
Unit Corporation [1]	30,000	1,759,500
Valmont Industries	19,100	2,577,163
Western Digital	70,000	6,812,400

Total		49,851,095

TOTAL COMMON STOCKS
(Cost $208,188,740)		185,018,319

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $5,897,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.68% due 11/19/18, valued at $6,017,194)
(Cost $5,897,000)		5,897,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $882,791)		882,791

TOTAL INVESTMENTS – 101.0%
(Cost $214,968,531)		191,798,110

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.0)%		(1,889,858)

NET ASSETS – 100.0%		$189,908,252

SCHEDULES OF INVESTMENTS
ROYCE ENTERPRISE SELECT FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 68.3%

Consumer Discretionary – 16.8%
Auto Components - 0.8%
Standard Motor Products	660	$22,724

Automobiles - 2.6%
Thor Industries	1,400	72,100

Distributors - 0.8%
Core-Mark Holding Company	390	20,685

Household Durables - 4.5%
Garmin	960	49,910
Mohawk Industries [1]	290	39,098
NVR [1]	30	33,901

		122,909

Multiline Retail - 1.6%
Dollar Tree [1]	790	44,295

Specialty Retail - 5.2%
Advance Auto Parts	340	44,302
Bed Bath & Beyond [1]	600	39,498
Finish Line (The) Cl. A	1,700	42,551
Ross Stores	200	15,116

		141,467

Textiles, Apparel & Luxury Goods - 1.3%
Wolverine World Wide	1,380	34,583

Total		458,763

Energy – 2.7%
Energy Equipment & Services - 1.9%
Helmerich & Payne	190	18,595
SEACOR Holdings [1]	100	7,480
TGS-NOPEC Geophysical	980	24,940

		51,015

Oil, Gas & Consumable Fuels - 0.8%
World Fuel Services	570	22,754

Total		73,769

Financials – 6.0%
Capital Markets - 2.5%
Artisan Partners Asset Management Cl. A	240	12,492
Ashmore Group	4,040	20,172
Marcus & Millichap [1]	725	21,938
SEI Investments	380	13,741

		68,343

Real Estate Management & Development - 3.5%
Jones Lang LaSalle	220	27,795
Kennedy-Wilson Holdings	2,800	67,088

		94,883

Total		163,226

Health Care – 2.3%
Health Care Equipment & Supplies - 2.3%
DENTSPLY International	1,070	48,792
IDEXX Laboratories [1]	120	14,140

Total		62,932

Industrials – 19.9%
Aerospace & Defense - 0.7%
Curtiss-Wright	290	19,117

Commercial Services & Supplies - 4.2%
Copart [1]	1,500	46,972
Ritchie Bros. Auctioneers	1,600	35,824
UniFirst Corporation	140	13,523
Waste Connections	400	19,408

		115,727

Electrical Equipment - 2.5%
EnerSys	770	45,152
Powell Industries	230	9,398
Sensata Technologies [1]	300	13,359

		67,909

Industrial Conglomerates - 1.8%
Carlisle Companies	600	48,228

Machinery - 5.9%
AGCO Corporation	230	10,456
Donaldson Company	691	28,075
Kennametal	520	21,481
Mueller Industries	1,440	41,097
Mueller Water Products Cl. A	1,570	13,000
Semperit AG Holding	690	31,810
Valmont Industries	100	13,493

		159,412

Professional Services - 1.7%
ManpowerGroup	660	46,266

Road & Rail - 1.5%
Union Pacific	380	41,200

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies	404	18,443
MSC Industrial Direct Cl. A	300	25,638

		44,081

Total		541,940

Information Technology – 11.3%
Communications Equipment - 0.5%
ADTRAN	550	11,291
Plantronics	70	3,345

		14,636

Electronic Equipment, Instruments & Components - 4.8%
Avnet	800	33,200
AVX Corporation	1,660	22,045
Coherent [1]	600	36,822
Rogers Corporation [1]	726	39,756

		131,823

IT Services - 2.2%
Fiserv [1]	400	25,854
Sykes Enterprises [1]	660	13,187
Teradata Corporation [1]	480	20,121

		59,162

Semiconductors & Semiconductor Equipment - 1.7%
Diodes [1]	240	5,741
Lam Research	400	29,880
Skyworks Solutions	160	9,288

		44,909

Software - 0.7%
Mentor Graphics	990	20,290

Technology Hardware, Storage & Peripherals - 1.4%
Diebold	700	24,724
Western Digital	130	12,652

		37,376

Total		308,196

Materials – 6.6%
Chemicals - 5.2%
Cabot Corporation	591	30,005
Minerals Technologies	684	42,210
Sensient Technologies	390	20,417
Stepan Company	330	14,645
Westlake Chemical	390	33,770

		141,047

Metals & Mining - 0.4%
Reliance Steel & Aluminum	170	11,628

Paper & Forest Products - 1.0%
Glatfelter	1,323	29,040

Total		181,715

Utilities – 1.7%
Gas Utilities - 1.7%
UGI Corporation	1,350	46,021

Total		46,021

Miscellaneous [5] – 1.0%
Total		27,055

TOTAL COMMON STOCKS
(Cost $1,744,198)		1,863,617

FIXED INCOME – 1.8%
Government Bonds – 1.8%
iShares 1-3 Year Treasury Bond ETF	590	49,861

(Cost $49,848)		49,861

REPURCHASE AGREEMENT – 30.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $818,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.68% due 11/19/18, valued at $837,263)
(Cost $818,000)		818,000

TOTAL INVESTMENTS – 100.1%
(Cost $2,612,046)		2,731,478

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(3,779)

NET ASSETS – 100.0%		$2,727,699

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.0%

Consumer Discretionary – 12.5%
Automobiles - 3.7%
Thor Industries	12,580	$647,870

Household Durables - 1.3%
Garmin	4,320	224,597

Specialty Retail - 7.5%
Bed Bath & Beyond [1]	7,040	463,443
Chico’s FAS	8,600	127,022
Finish Line (The) Cl. A	14,460	361,934
GameStop Corporation Cl. A	8,320	342,784

		1,295,183

Total		2,167,650

Consumer Staples – 2.6%
Food Products - 2.6%
Cal-Maine Foods	2,320	207,246
Sanderson Farms	2,700	237,465

Total		444,711

Energy – 15.6%
Energy Equipment & Services - 13.0%
Helmerich & Payne	5,000	489,350
Pason Systems	8,880	248,255
TGS-NOPEC Geophysical	26,800	682,019
Trican Well Service	29,700	347,399
Unit Corporation [1]	8,360	490,314

		2,257,337

Oil, Gas & Consumable Fuels - 2.6%
HollyFrontier Corporation	10,580	462,134

Total		2,719,471

Financials – 14.9%
Capital Markets - 11.2%
Artisan Partners Asset Management Cl. A	8,560	445,548
Ashmore Group	119,740	597,879
Federated Investors Cl. B	6,000	176,160
Sprott	89,800	227,717
Value Partners Group	676,780	495,937

		1,943,241

Real Estate Management & Development - 3.7%
Kennedy-Wilson Holdings	27,380	656,025

Total		2,599,266

Health Care – 7.6%
Biotechnology - 5.5%
Cubist Pharmaceuticals [1]	3,980	264,033
Myriad Genetics [1]	17,900	690,403

		954,436

Pharmaceuticals - 2.1%
Medicines Company (The) [1]	16,800	374,976

Total		1,329,412

Industrials – 16.7%
Construction & Engineering - 1.2%
Jacobs Engineering Group [1]	4,400	214,808

Machinery - 11.7%
AGCO Corporation	14,780	671,899
Kennametal	3,200	132,192
Lincoln Electric Holdings	1,500	103,702
Lindsay Corporation	2,600	194,350
Semperit AG Holding	11,700	539,386
Valmont Industries	2,885	389,273

		2,030,802

Marine - 0.9%
Clarkson	4,000	152,388

Professional Services - 2.9%
ManpowerGroup	7,140	500,514

Total		2,898,512

Information Technology – 13.0%
Semiconductors & Semiconductor Equipment - 6.2%
Cirrus Logic [1]	31,340	653,439
Lam Research	2,600	194,220
Teradyne	12,490	242,181

		1,089,840

Technology Hardware, Storage & Peripherals - 6.8%
SanDisk Corporation	6,720	658,224
Western Digital	5,340	519,689

		1,177,913

Total		2,267,753

Materials – 15.1%
Chemicals - 2.4%
Westlake Chemical	4,740	410,437

Metals & Mining - 11.7%
Franco-Nevada Corporation	5,100	249,288
Fresnillo	13,200	162,634
Globe Specialty Metals	34,660	630,465
Pan American Silver	34,000	373,320
Randgold Resources ADR	3,300	223,047
Reliance Steel & Aluminum	5,900	403,560

		2,042,314

Paper & Forest Products - 1.0%
Stella-Jones	6,300	165,045

Total		2,617,796

TOTAL COMMON STOCKS
(Cost $15,948,841)		17,044,571

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $377,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $387,563)
(Cost $377,000)		377,000

TOTAL INVESTMENTS – 100.2%
(Cost $16,325,841)		17,421,571

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(31,535)

NET ASSETS – 100.0%		$17,390,036

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.7%

Australia – 0.8%
Programmed Maintenance Services	165,000	$398,725

Total		398,725

Austria – 2.7%
Mayr-Melnhof Karton	6,500	690,446
Semperit AG Holding	14,018	646,249

Total		1,336,695

Brazil – 7.0%
Brasil Brokers Participacoes	360,000	486,815
CETIP - Mercados Organizados	50,000	618,936
Eternit	270,000	434,603
Grendene	80,000	555,612
Guararapes Confeccoes	8,500	354,203
Kepler Weber	25,000	479,011
MAHLE Metal Leve	62,000	544,582

Total		3,473,762

Canada – 2.6%
Magellan Aerospace	66,000	683,013
MTY Food Group	12,000	352,837
Sprott	95,000	240,903

Total		1,276,753

Chile – 1.4%
Inversiones La Construccion	50,000	669,536

Total		669,536

China – 4.0%
Daphne International Holdings	1,140,000	576,985
E-House (China) Holdings ADR	50,000	476,000
Pacific Online	800,000	431,689
Xtep International Holdings	1,040,000	472,797

Total		1,957,471

Cyprus – 1.0%
Globaltrans Investment GDR	60,000	504,000

Total		504,000

Finland – 0.1%
F-Secure	15,594	49,043

Total		49,043

France – 9.2%
Audika Groupe	25,500	374,576
Boiron	4,500	375,978
Gaztransport Et Technigaz	6,800	402,297
Manutan International	10,500	536,184
Nexity	14,200	524,339
Parrot [1]	16,000	348,198
Robertet	1,300	269,299
Societe Internationale de Plantations
d’Heveas	11,839	523,364
Stallergenes	8,500	572,654
Vetoquinol	13,400	610,142

Total		4,537,031

Germany – 4.3%
Bertrandt	5,000	639,735
KWS Saat	1,700	599,709
LPKF Laser & Electronics	27,500	483,322
PUMA	1,700	394,009

Total		2,116,775

Hong Kong – 8.5%
I.T	1,420,000	480,962
Luk Fook Holdings (International)	156,500	454,494
Midland Holdings [1]	1,000,000	488,097
New World Department Store China	1,650,000	573,739
Pico Far East Holdings	2,908,400	655,479
Stella International Holdings	135,000	350,329
Television Broadcasts	92,500	550,365
Value Partners Group	850,000	622,871

Total		4,176,336

India – 6.7%
AIA Engineering	25,000	376,862
Apollo Tyres	130,000	427,720
Graphite India	240,000	392,487
Ipca Laboratories	46,000	589,897
KPIT Technologies	175,000	453,368
Shriram Transport Finance	35,000	530,979
Thomas Cook (India)	225,000	527,890

Total		3,299,203

Indonesia – 0.8%
Selamat Sempurna	1,100,000	409,397

Total		409,397

Italy – 1.1%
DiaSorin	15,000	563,068

Total		563,068

Japan – 14.5%
Asahi Company	34,500	386,601
Benesse Holdings	16,500	541,600
BML	13,300	419,585
C. Uyemura & Co.	11,000	566,674
EPS Corporation	60,000	775,199
FamilyMart	15,100	576,189
Milbon	17,800	590,764
Miraial	15,000	247,003
Moshi Moshi Hotline	63,500	602,143
Nishikawa Rubber	3,175	55,148
Obara Group	12,000	439,845
Relo Holdings	4,800	331,306
Santen Pharmaceutical	11,000	615,820
Trancom	11,500	516,412
Zuiko Corporation	10,000	508,776

Total		7,173,065

Jersey – 0.6%
Randgold Resources ADR	4,300	290,637

Total		290,637

Malaysia – 4.1%
CB Industrial Product Holding	350,000	522,786
Media Chinese International	1,750,000	480,110
Media Prima	875,000	594,803
Padini Holdings	725,000	424,325

Total		2,022,024

Mexico – 2.0%
Grupo SIMEC Ser. B [1]	105,000	470,723
Industrias Bachoco ADR	9,000	537,660

Total		1,008,383

Netherlands – 0.7%
Brunel International	16,000	366,588

Total		366,588

Norway – 2.0%
Eltek	330,000	475,116
TGS-NOPEC Geophysical	19,550	497,517

Total		972,633

Peru – 0.5%
Hochschild Mining [1]	105,000	230,309

Total		230,309

Singapore – 2.1%
ARA Asset Management	350,000	480,129
Biosensors International Group [1]	1,000,000	564,396

Total		1,044,525

Slovenia – 1.1%
Krka d.d., Novo mesto	6,500	536,923

Total		536,923

South Africa – 3.1%
Blue Label Telecoms	850,000	687,066
Lewis Group	105,000	525,803
Raubex Group	170,000	334,041

Total		1,546,910

South Korea – 0.9%
Handsome	14,900	460,308

Total		460,308

Sweden – 2.5%
Industrivarden Cl. C	31,000	541,727
Lundin Petroleum [1]	39,500	668,369

Total		1,210,096

Switzerland – 3.3%
Kaba Holding	1,000	465,068
VZ Holding	3,500	592,437
Zehnder Group	15,000	580,549

Total		1,638,054

Turkey – 1.3%
Koza Altin Isletmeleri	44,100	328,345
Mardin Cimento Sanayii [1]	155,000	328,172

Total		656,517

United Arab Emirates – 0.2%
Aramex	123,885	107,933

Total		107,933

United Kingdom – 8.6%
Ashmore Group	130,000	649,108
Consort Medical	49,000	770,533
Domino Printing Sciences	35,000	346,683
E2V Technologies	215,000	561,161
Elementis	82,500	341,718
EnQuest [1]	230,000	408,660
Kennedy Wilson Europe Real Estate	30,000	531,089
Spirent Communications	365,000	618,939

Total		4,227,891

TOTAL COMMON STOCKS
(Cost $48,529,313)		48,260,591

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $1,028,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $1,053,375)
(Cost $1,028,000)		1,028,000

TOTAL INVESTMENTS – 99.8%
(Cost $49,557,313)		49,288,591

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		105,625

NET ASSETS – 100.0%		$49,394,216

SCHEDULES OF INVESTMENTS
ROYCE PARTNERS FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 85.0%

Consumer Discretionary – 2.1%
Household Durables - 0.9%
Hunter Douglas	600	$25,387

Media - 1.2%
Morningstar	480	32,592

Total		57,979

Consumer Staples – 1.2%
Food Products - 1.2%
Fresh Del Monte Produce	1,000	31,900

Total		31,900

Energy – 4.9%
Energy Equipment & Services - 4.0%
Ensco Cl. A	560	23,133
Schlumberger	288	29,287
Tidewater	720	28,102
Transocean	900	28,773

		109,295

Oil, Gas & Consumable Fuels - 0.9%
Cameco Corporation	1,300	22,958

Total		132,253

Financials – 32.2%
Banks - 1.6%
BBVA Banco Frances ADR	3,300	42,636

Capital Markets - 23.5%
ASA Gold and Precious Metals	2,700	31,752
Ashmore Group	8,000	39,945
Aurelius	900	32,170
Bank of New York Mellon (The)	1,360	52,673
Charles Schwab	1,656	48,670
Coronation Fund Managers	4,300	36,835
Jupiter Fund Management	7,300	42,083
KKR & Co. L.P.	1,040	23,192
Monroe Capital	3,390	45,765
Northern Trust	448	30,477
RHJ International [1]	8,000	39,438
SEI Investments	1,152	41,656
Sprott	18,200	46,152
State Street	886	65,218
Value Partners Group	84,000	61,554

		637,580

Diversified Financial Services - 1.8%
Moody’s Corporation	525	49,613

Insurance - 2.7%
E-L Financial	120	74,039

Real Estate Management & Development - 2.6%
Jones Lang LaSalle	320	40,429
Midland Holdings [1]	64,000	31,238

		71,667

Total		875,535

Health Care – 4.1%
Biotechnology - 1.3%
Myriad Genetics [1]	880	33,942

Health Care Equipment & Supplies - 2.2%
Atrion Corporation	200	61,002

Health Care Providers & Services - 0.6%
Landauer	500	16,505

Total		111,449

Industrials – 18.6%
Air Freight & Logistics - 1.6%
Expeditors International of Washington	1,040	42,203

Commercial Services & Supplies - 1.3%
Heritage-Crystal Clean [1]	2,400	35,664

Machinery - 6.3%
Foster (L.B.) Company	640	29,402
Graco	576	42,036
RBC Bearings	560	31,752
Spirax-Sarco Engineering	770	35,277
Valmont Industries	240	32,383

		170,850

Professional Services - 5.4%
Acacia Research	1,700	26,316
ManpowerGroup	560	39,256
Towers Watson & Co. Cl. A	392	39,004
Verisk Analytics Cl. A [1]	698	42,501

		147,077

Road & Rail - 2.9%
Landstar System	640	46,202
Patriot Transportation Holding [1]	960	32,563

		78,765

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies	640	29,216

Total		503,775

Information Technology – 11.1%
Electronic Equipment, Instruments & Components - 7.8%
Amphenol Corporation Cl. A	300	29,958
Anixter International	400	33,936
FARO Technologies [1]	600	30,450
IPG Photonics [1]	440	30,263
National Instruments	1,200	37,116
Orbotech [1]	1,000	15,580
Sutron Corporation [1]	6,700	33,634

		210,937

IT Services - 1.9%
MasterCard Cl. A	710	52,483

Technology Hardware, Storage & Peripherals - 1.4%
Western Digital	400	38,928

Total		302,348

Materials – 8.7%
Chemicals - 0.7%
Airgas	160	17,704

Containers & Packaging - 2.6%
Greif Cl. A	704	30,842
Mayr-Melnhof Karton	375	39,834

		70,676

Metals & Mining - 4.1%
Fresnillo	2,000	24,641
Pan American Silver	3,200	35,136
Reliance Steel & Aluminum	760	51,984

		111,761

Paper & Forest Products - 1.3%
Stella-Jones	1,400	36,677

Total		236,818

Miscellaneous [5] – 2.1%
Total		57,708

TOTAL COMMON STOCKS
(Cost $1,798,658)		2,309,765

REPURCHASE AGREEMENT – 15.6%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $423,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $432,281)
(Cost $423,000)		423,000

TOTAL INVESTMENTS – 100.6%
(Cost $2,221,658)		2,732,765

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.6)%		(15,185)

NET ASSETS – 100.0%		$2,717,580

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.6%

Consumer Discretionary – 12.5%
Hotels, Restaurants & Leisure - 1.5%
Belmond Cl. A [1]	27,000	$314,820

Household Durables - 5.0%
Dixie Group [1,7]	22,300	193,341
Installed Building Products [1]	21,500	302,075
M.D.C. Holdings	7,500	189,900
New Home [1]	18,000	243,000
ZAGG [1]	20,000	111,600

		1,039,916

Media - 1.4%
Ballantyne Strong [1,7]	25,000	111,250
McClatchy Company (The) Cl. A [1]	52,500	176,400

		287,650

Multiline Retail - 1.6%
J.C. Penney Company [1]	33,000	331,320

Specialty Retail - 2.8%
American Eagle Outfitters	14,500	210,540
Pacific Sunwear of California [1,7]	24,000	43,200
Zumiez [1]	11,800	331,580

		585,320

Textiles, Apparel & Luxury Goods - 0.2%
Quiksilver [1]	25,000	43,000

Total		2,602,026

Energy – 3.7%
Energy Equipment & Services - 0.3%
Hercules Offshore [1]	35,000	77,000

Oil, Gas & Consumable Fuels - 3.4%
Matador Resources [1]	3,500	90,475
Pengrowth Energy	45,000	234,000
Scorpio Tankers	25,000	207,750
Swift Energy [1]	18,000	172,800

		705,025

Total		782,025

Financials – 7.5%
Banks - 3.9%
First NBC Bank Holding Company [1]	7,071	231,575
Independent Bank Group [7]	6,000	284,700
TriState Capital Holdings [1]	16,000	145,120
Trustmark Corporation	6,500	149,728

		811,123

Insurance - 1.6%
MBIA [1]	35,500	325,890

Real Estate Investment Trusts (REITs) - 2.0%
Gramercy Property Trust [7]	40,000	230,400
RAIT Financial Trust	25,000	185,750

		416,150

Total		1,553,163

Health Care – 5.4%
Health Care Equipment & Supplies - 2.5%
Accuray [1]	30,500	221,430
OraSure Technologies [1]	39,500	285,190

		506,620

Health Care Providers & Services - 1.8%
Owens & Minor	11,600	379,784

Health Care Technology - 1.1%
Allscripts Healthcare Solutions [1]	17,500	234,762

Total		1,121,166

Industrials – 15.9%
Aerospace & Defense - 1.5%
Kratos Defense & Security Solutions [1]	46,500	305,040

Air Freight & Logistics - 1.3%
XPO Logistics [1]	7,000	263,690

Building Products - 3.3%
Builders FirstSource [1]	40,000	218,000
NCI Building Systems [1]	7,500	145,500
Quanex Building Products	18,000	325,620

		689,120

Construction & Engineering - 0.5%
Ameresco Cl. A [1]	15,000	102,750

Electrical Equipment - 0.7%
General Cable	10,000	150,800

Machinery - 4.2%
Accuride Corporation [1]	35,004	132,665
Commercial Vehicle Group [1]	29,000	179,220
Hardinge	13,000	142,220
Meritor [1]	15,000	162,750
Mueller Water Products Cl. A	32,500	269,100

		885,955

Marine - 0.7%
Baltic Trading	37,000	153,180

Road & Rail - 2.1%
ArcBest Corporation	4,500	167,850
Swift Transportation Cl. A [1]	12,600	264,348

		432,198

Trading Companies & Distributors - 1.6%
Air Lease Cl. A	10,000	325,000

Total		3,307,733

Information Technology – 31.8%
Communications Equipment - 2.8%
Extreme Networks [1]	105,000	502,950
Interphase Corporation [1]	8,000	24,720
Oclaro [1]	15,000	21,450
Westell Technologies Cl. A [1]	15,000	27,600

		576,720

Electronic Equipment, Instruments & Components - 3.8%
II-VI [1]	15,000	176,550
Knowles Corporation [1]	5,000	132,500
Newport Corporation [1]	20,000	354,400
RadiSys Corporation [1,7]	50,000	133,500

		796,950

Internet Software & Services - 5.1%
Amber Road [1]	24,000	416,160
Carbonite [1]	29,000	296,960
EarthLink Holdings	56,000	191,520
Limelight Networks [1]	64,000	149,440

		1,054,080

IT Services - 1.5%
CIBER [1]	30,000	102,900
Datalink Corporation [1]	20,000	212,600

		315,500

Semiconductors & Semiconductor Equipment - 14.1%
Alpha & Omega Semiconductor [1,7]	21,500	202,100
Brooks Automation	12,503	131,406
Exar Corporation [1]	34,000	304,300
Fairchild Semiconductor International [1]	16,000	248,480
FormFactor [1]	12,000	86,040
Inphi Corporation [1]	24,000	345,120
Integrated Silicon Solution	14,500	199,230
Intersil Corporation Cl. A	17,000	241,570
Mattson Technology [1]	88,000	217,360
NeoPhotonics Corporation [1]	25,000	83,750
OmniVision Technologies [1]	5,000	132,300
RF Micro Devices [1]	34,000	392,360
Rubicon Technology [1]	15,000	63,750
Rudolph Technologies [1,7]	12,003	108,627
Spire Corporation [1,4]	36,000	14,818
SunEdison [1]	9,000	169,920

		2,941,131

Software - 2.0%
Mentor Graphics	17,000	348,415
Smith Micro Software [1,7]	84,000	74,802

		423,217

Technology Hardware, Storage & Peripherals - 2.5%
Logitech International [1]	29,600	379,472
QLogic Corporation [1]	16,000	146,560

		526,032

Total		6,633,630

Materials – 12.8%
Chemicals - 1.5%
Kraton Performance Polymers [1]	17,000	302,770

Construction Materials - 0.9%
U.S. Concrete [1]	7,500	196,050

Metals & Mining - 10.4%
AK Steel Holding Corporation [1,7]	59,000	472,590
Carpenter Technology	8,700	392,805
Commercial Metals	18,500	315,795
Noranda Aluminum Holding Corporation	72,000	325,440
RTI International Metals [1]	17,000	419,220
TimkenSteel Corporation	5,000	232,450

		2,158,300

Total		2,657,120

Miscellaneous [5] – 4.0%
Total		838,709

TOTAL COMMON STOCKS
(Cost $19,288,133)		19,495,572

REPURCHASE AGREEMENT – 7.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $1,642,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $1,679,438)
(Cost $1,642,000)		1,642,000

TOTAL INVESTMENTS – 101.5%
(Cost $20,930,133)		21,137,572

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.5)%		(314,174)

NET ASSETS – 100.0%		$20,823,398

SECURITIES SOLD SHORT
COMMON STOCKS – 5.0%
Consumer Discretionary – 3.0%
Hotels, Restaurants & Leisure - 1.2%
Fiesta Restaurant Group	1,500	$74,520
Life Time Fitness	1,500	75,660
Popeyes Louisiana Kitchen	2,500	101,250

		251,430

Specialty Retail - 1.8%
Brown Shoe	1,000	27,130
Guess?	1,000	21,970
Lumber Liquidators Holdings	1,000	57,380
Men’s Wearhouse (The)	2,300	108,606
Sonic Automotive Cl. A	2,500	61,275
Vitamin Shoppe	2,000	88,780

		365,141

Total		616,571

Consumer Staples – 0.7%
Food & Staples Retailing - 0.7%
Fresh Market (The)	2,500	87,325
Sprouts Farmers Markets	2,000	58,140

Total		145,465

Diversified Investment Companies – 0.2%
Exchange Traded Funds - 0.2%
iShares Russell 2000 Growth Index Fund	300	38,907

Total		38,907

Financials – 0.4%
Capital Markets - 0.4%
Stifel Financial	2,000	93,780

Total		93,780

Industrials – 0.4%
Building Products - 0.2%
Trex Company	1,000	34,570

Construction & Engineering - 0.1%
Dycom Industries	1,000	30,710

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply	1,000	25,480

Total		90,760

Information Technology – 0.2%
Internet Software & Services - 0.2%
Dealertrack Technologies	1,000	43,410

Total		43,410

Materials – 0.1%
Chemicals - 0.1%
H.B. Fuller Company	500	19,850

Total		19,850

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,130,656)		$1,048,743

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL DIVIDEND VALUE FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.1%

Australia – 1.1%
ALS	10,200	$47,064
Imdex [1]	88,300	54,118

Total		101,182

Austria – 1.6%
Mayr-Melnhof Karton	700	74,356
Semperit AG Holding	900	41,491
Zumtobel Group	1,400	26,197

Total		142,044

Brazil – 5.4%
Brasil Brokers Participacoes	46,050	62,272
Brasil Insurance Participacoes e
Administracao	4,700	15,361
CETIP - Mercados Organizados	4,800	59,418
Eternit	28,000	45,070
Grendene	9,000	62,506
Iguatemi Empresa de Shopping Centers	4,000	40,543
MAHLE Metal Leve	4,500	39,526
Mills Estruturas e Servicos de Engenharia	1,900	13,894
T4F Entretenimento [1]	10,900	15,809
Totvs	9,000	136,889

Total		491,288

Canada – 8.3%
Aimia	3,000	45,511
Alaris Royalty	2,000	55,378
Canadian Energy Services & Technology	3,627	30,378
Computer Modelling Group	6,700	69,635
E-L Financial	70	43,189
Gluskin Sheff + Associates	1,400	36,689
GMP Capital	11,000	71,700
Holloway Lodging	8,900	49,667
KP Tissue	3,000	41,868
Major Drilling Group International	7,500	44,198
MTY Food Group	400	11,761
Pan American Silver	4,200	46,116
Sprott	22,500	57,056
Stella-Jones	3,840	100,599
Trican Well Service	4,200	49,127

Total		752,872

Chile – 1.9%
Forus	14,000	59,166
Inversiones La Construccion	5,000	66,954
Sonda	20,000	46,475

Total		172,595

China – 2.6%
Daphne International Holdings	125,000	63,266
E-House (China) Holdings ADR	1,900	18,088
Pacific Online	122,500	66,103
Xtep International Holdings	185,000	84,103

Total		231,560

Cyprus – 0.8%
Globaltrans Investment GDR	8,500	71,400

Total		71,400

Denmark – 0.7%
Matas	2,600	59,777

Total		59,777

Finland – 1.7%
F-Secure	10,800	33,966
Nokian Renkaat	1,950	58,815
Tieto	2,500	63,153

Total		155,934

France – 3.5%
Alten	1,300	55,753
bioMerieux	400	41,413
Gaztransport Et Technigaz	900	53,245
Nexity	2,300	84,928
Vetoquinol	1,900	86,513

Total		321,852

Germany – 2.6%
Amadeus Fire	1,050	73,419
Aurelius	1,900	67,914
CompuGroup Medical	300	7,184
Nemetschek	600	57,822
Pfeiffer Vacuum Technology	400	33,673

Total		240,012

Hong Kong – 9.4%
Bonjour Holdings	236,500	32,590
Bosideng International Holdings	275,000	39,666
Dickson Concepts (International)	52,500	28,465
Giordano International	40,000	21,636
Goldlion Holdings	40,000	16,691
Le Saunda Holdings	120,000	55,326
Luen Thai Holdings	80,200	19,728
Luk Fook Holdings (International)	7,000	20,329
Lung Kee (Bermuda) Holdings	150,000	45,204
Midland Holdings [1]	92,500	45,149
New World Department Store China	169,300	58,869
Oriental Watch Holdings	207,000	46,653
Pacific Textiles Holdings	26,250	32,352
Pico Far East Holdings	328,900	74,126
Stella International Holdings	27,500	71,363
Television Broadcasts	15,000	89,248
Value Partners Group	120,000	87,935
VTech Holdings	3,000	36,858
Win Hanverky Holdings	276,000	35,189

Total		857,377

India – 0.5%
Graphite India	29,000	47,426

Total		47,426

Indonesia – 0.8%
Selamat Sempurna	200,000	74,436

Total		74,436

Israel – 0.9%
Hilan	10,000	81,456

Total		81,456

Italy – 1.1%
DiaSorin	1,750	65,691
Recordati	2,000	32,789

Total		98,480

Japan – 5.7%
Dr.Ci:Labo	1,600	52,373
EPS Corporation	6,000	77,520
Hogy Medical	1,100	58,272
Itoki Corporation	6,100	37,320
Miraial	3,500	57,634
Moshi Moshi Hotline	7,500	71,119
Santen Pharmaceutical	1,100	61,582
TOTO	4,000	43,985
USS	3,800	58,208

Total		518,013

Malaysia – 3.2%
CB Industrial Product Holding	58,100	86,782
Media Chinese International	242,500	66,529
Media Prima	102,500	69,677
Padini Holdings	108,700	63,620

Total		286,608

Mexico – 2.1%
Bolsa Mexicana de Valores	40,000	85,954
Fresnillo	3,400	41,890
Industrias Bachoco ADR	1,000	59,740

Total		187,584

Netherlands – 1.0%
Exact Holding	1,500	53,048
Hunter Douglas	900	38,081

Total		91,129

New Zealand – 0.4%
Trade Me	14,000	38,244

Total		38,244

Norway – 1.9%
Fred. Olsen Energy	2,500	45,916
Oslo Bors VPS Holding	5,500	67,629
TGS-NOPEC Geophysical	2,200	55,987

Total		169,532

Poland – 0.5%
Warsaw Stock Exchange	4,000	45,660

Total		45,660

Singapore – 3.7%
ARA Asset Management	39,050	53,568
ComfortDelGro Corporation	20,000	37,626
CSE Global	40,000	21,008
First Resources	19,800	31,042
Pan-United Corporation	94,000	70,738
Parkson Retail Asia	35,400	23,587
Silverlake Axis	98,400	99,889

Total		337,458

South Africa – 7.7%
Afrimat	55,600	85,745
AVI	6,400	39,650
Blue Label Telecoms	82,100	66,363
Cashbuild	6,000	74,987
Coronation Fund Managers	11,200	95,941
Foschini Group (The)	6,000	62,325
Gold Fields ADR	12,200	47,580
Investec	5,000	42,150
JSE	8,700	75,945
Lewis Group	7,000	35,053
Raubex Group	36,000	70,738

Total		696,477

South Korea – 0.9%
Eugene Technology	1,500	20,824
GS Home Shopping	135	32,559
Hanssem	300	32,552

Total		85,935

Sweden – 0.3%
Bjoern Borg	9,100	30,392

Total		30,392

Switzerland – 4.6%
Belimo Holding	20	49,859
Forbo Holding	75	76,634
Kaba Holding	150	69,760
LEM Holding	80	59,746
Transocean	1,600	51,152
VZ Holding	335	56,705
Zehnder Group	1,500	58,055

Total		421,911

Turkey – 0.7%
Mardin Cimento Sanayii [1]	30,000	63,517

Total		63,517

United Arab Emirates – 0.9%
Aramex	92,000	80,154

Total		80,154

United Kingdom – 9.3%
Ashmore Group	13,900	69,405
AVEVA Group	2,000	49,899
Clarkson	1,900	72,384
Close Brothers Group	1,200	27,838
Consort Medical	2,500	39,313
De La Rue	2,700	20,879
Diploma	2,500	27,945
Domino Printing Sciences	3,500	34,668
E2V Technologies	21,500	56,116
Fidessa Group	1,800	66,853
Homeserve	14,000	72,559
Jupiter Fund Management	12,050	69,466
Latchways	3,600	59,820
Michael Page International	3,500	23,752
Rathbone Brothers	700	21,641
RIT Capital Partners	1,000	22,469
Spirax-Sarco Engineering	1,275	58,413
Victrex	2,000	52,071

Total		845,491

United States – 9.3%
Cabot Corporation	1,000	50,770
Commercial Metals	3,825	65,293
Cubic Corporation	500	23,400
Diebold	1,300	45,916
Expeditors International of Washington	1,100	44,638
FLIR Systems	3,250	101,855
Fresh Del Monte Produce	2,300	73,370
Globe Specialty Metals	4,645	84,492
Haynes International	900	41,391
KBR	2,200	41,426
Lindsay Corporation	900	67,275
National Instruments	2,000	61,860
National Research Cl. B [1]	1,600	59,360
York Water	4,000	80,000

Total		841,046

TOTAL COMMON STOCKS
(Cost $8,554,870)		8,638,842

REPURCHASE AGREEMENT – 4.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $444,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $457,125)
(Cost $444,000)		444,000

TOTAL INVESTMENTS – 100.0%
(Cost $8,998,870)		9,082,842

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(1,816)

NET ASSETS – 100.0%		$9,081,026

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.5%

Australia – 6.4%
Collection House	63,700	$115,449
Imdex [1]	135,900	83,291
Medusa Mining [1]	37,500	27,416
Programmed Maintenance Services	29,450	71,166
TFS Corporation	56,651	93,002
Webjet	14,650	38,609

Total		428,933

Austria – 0.5%
Zumtobel Group	1,800	33,682

Total		33,682

Bahamas – 0.4%
Steiner Leisure [1]	800	30,072

Total		30,072

Belgium – 1.1%
Ion Beam Applications [1]	2,750	48,280
Picanol Group [1]	700	23,483

Total		71,763

Bermuda – 1.0%
GP Investments BDR [1]	21,500	42,073
Northern Offshore	17,050	28,529

Total		70,602

Brazil – 3.3%
Brasil Brokers Participacoes	34,200	46,247
Brasil Insurance Participacoes e
Administracao	10,100	33,010
Contax Participacoes	7,600	34,089
LPS Brasil Consultoria de Imoveis	9,700	43,234
T4F Entretenimento [1]	43,200	62,654

Total		219,234

Canada – 6.4%
AirBoss of America	5,450	50,756
COM DEV International	12,550	39,781
Contrans Group Cl. A	5,600	74,953
FLYHT Aerospace Solutions [1]	61,150	23,205
HNZ Group	2,550	42,942
Magellan Aerospace	10,400	107,626
MTY Food Group	3,050	89,680

Total		428,943

Chile – 0.7%
Forus	10,700	45,220

Total		45,220

China – 4.6%
Daphne International Holdings	151,900	76,881
Fufeng Group	100,000	49,453
Hopefluent Group Holdings	116,000	34,360
Pacific Online	167,000	90,115
Qunxing Paper Holdings [1,6]	41,000	528
SinoMedia Holding	46,000	28,021
Xtep International Holdings	60,000	27,277

Total		306,635

Denmark – 0.5%
Zealand Pharma [1]	2,750	32,196

Total		32,196

France – 2.9%
Aufeminin [1]	1,000	35,365
Lectra	3,200	32,738
Neurones	2,750	44,494
Prodware [1]	6,450	58,249
Tessi	250	27,241

Total		198,087

Germany – 3.2%
Amadeus Fire	900	62,930
GFT Technologies	2,950	42,458
mutares	400	41,428
Tomorrow Focus	15,200	68,903

Total		215,719

Greece – 0.8%
StealthGas [1]	5,800	52,838

Total		52,838

Hong Kong – 12.1%
China Metal International Holdings	221,000	80,546
Comba Telecom Systems Holdings	248,700	112,422
Embry Holdings	45,000	22,370
I.T	297,400	100,731
Le Saunda Holdings	130,100	59,983
Luen Thai Holdings	221,000	54,362
Lung Kee (Bermuda) Holdings	128,000	38,574
New World Department Store China	139,700	48,577
Oriental Watch Holdings	360,800	81,315
Pico Far East Holdings	480,000	108,180
Sitoy Group Holdings	44,900	36,429
Tse Sui Luen Jewellery (International)	95,000	37,438
UTStarcom Holdings [1]	11,100	33,966

Total		814,893

India – 3.7%
Cyient	9,200	66,587
eClerx Services	3,200	71,891
KPIT Technologies	15,650	40,544
McLeod Russel India	7,400	34,981
Persistent Systems	1,600	36,658

Total		250,661

Indonesia – 0.1%
Selamat Sempurna	12,600	4,689

Total		4,689

Ireland – 0.5%
Mincon Group	35,200	35,665

Total		35,665

Japan – 23.3%
Asahi Company	5,600	62,753
Freund Corporation	7,000	90,504
Fujimori Kogyo	1,500	44,997
GCA Savvian	3,700	34,107
G-Tekt Corporation	4,800	45,823
Itoki Corporation	15,500	94,830
Mandom Corporation	900	31,060
Milbon	1,600	53,102
Miraial	5,300	87,274
Nishikawa Rubber	6,500	112,902
Nitto Kohki	4,700	91,193
Obara Group	1,766	64,730
Relo Holdings	700	48,315
Ryobi	16,200	47,267
SPARX Group	20,500	40,561
Sun Frontier Fudousan	3,500	40,018
T Hasegawa	2,800	42,737
Takata Corporation	1,300	29,491
Tokai Corporation/Gifu	2,900	89,109
Trancom	4,100	184,112
YAMADA Consulting Group	3,100	79,567
Zuiko Corporation	3,000	152,633

Total		1,567,085

Malaysia – 2.8%
Asia Brands	37,700	40,223
CB Industrial Product Holding	33,000	49,291
Media Chinese International	148,800	40,823
NTPM Holdings	112,500	24,691
Padini Holdings	58,900	34,473

Total		189,501

Norway – 1.1%
Borregaard	4,650	26,707
Oslo Bors VPS Holding	3,900	47,955

Total		74,662

Philippines – 1.3%
Asian Terminals	164,300	39,613
GMA Holdings PDR	328,000	50,723

Total		90,336

Singapore – 1.9%
Hour Glass (The)	20,000	30,258
Parkson Retail Asia	144,500	96,280

Total		126,538

South Africa – 1.7%
Ellies Holdings [1]	123,700	19,420
Metrofile Holdings	214,250	92,097

Total		111,517

South Korea – 3.6%
Eugene Technology	3,702	51,395
Handsome	1,600	49,429
Hankuk Carbon	8,850	46,294
Huvis Corporation	8,250	95,380

Total		242,498

Sri Lanka – 0.7%
Distilleries Company of Sri Lanka	29,500	47,951

Total		47,951

Sweden – 1.4%
Bufab Holding [1]	6,500	51,119
Nolato Cl. B	2,050	46,449

Total		97,568

Switzerland – 0.7%
Zehnder Group	1,250	48,379

Total		48,379

Taiwan – 0.6%
Makalot Industrial	8,160	41,445

Total		41,445

United Arab Emirates – 0.7%
Aramex	52,000	45,304

Total		45,304

United Kingdom – 1.5%
E2V Technologies	18,550	48,416
Globo [1]	61,150	44,362
Hogg Robinson Group	15,900	11,793

Total		104,571

TOTAL COMMON STOCKS
(Cost $6,153,531)		6,027,187

REPURCHASE AGREEMENT – 9.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $614,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $631,031)
(Cost $614,000)		614,000

TOTAL INVESTMENTS – 98.6%
(Cost $6,767,531)		6,641,187

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.4%		91,448

NET ASSETS – 100.0%		$6,732,635

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.5%

Austria – 4.0%
Mayr-Melnhof Karton	2,550	$270,868
Semperit AG Holding	5,400	248,947

Total		519,815

Brazil – 6.4%
CETIP - Mercados Organizados	22,500	278,521
LPS Brasil Consultoria de Imoveis	57,000	254,058
Totvs	18,800	285,946

Total		818,525

China – 2.6%
Daphne International Holdings	650,000	328,982

Total		328,982

Finland – 1.9%
Nokian Renkaat	8,300	250,342

Total		250,342

France – 6.7%
Societe BIC	2,125	274,035
Stallergenes	4,000	269,484
Virbac	1,500	315,542

Total		859,061

Germany – 5.7%
Carl Zeiss Meditec	8,110	235,597
KWS Saat	950	335,131
LPKF Laser & Electronics	9,500	166,966

Total		737,694

Hong Kong – 6.5%
Pico Far East Holdings	1,370,800	308,943
Stella International Holdings	110,000	285,453
Television Broadcasts	40,000	237,996

Total		832,392

India – 6.0%
Bajaj Finance	8,000	353,238
Kewal Kiran Clothing	5,000	150,583
Motherson Sumi Systems	42,500	271,818

Total		775,639

Italy – 3.1%
DiaSorin	4,400	165,166
Recordati	14,500	237,719

Total		402,885

Japan – 5.6%
FamilyMart	6,500	248,028
MISUMI Group	8,000	241,441
USS	15,000	229,770

Total		719,239

Malaysia – 3.9%
Media Chinese International	950,000	260,631
Media Prima	350,000	237,921

Total		498,552

Norway – 1.6%
TGS-NOPEC Geophysical	8,000	203,588

Total		203,588

Singapore – 2.0%
Silverlake Axis	250,000	253,782

Total		253,782

South Africa – 2.1%
Metrofile Holdings	630,000	270,812

Total		270,812

Switzerland – 13.4%
Belimo Holding	95	236,828
Forbo Holding	300	306,536
Inficon Holding	600	182,885
Kaba Holding	600	279,041
LEM Holding	253	188,948
Partners Group Holding	1,000	263,434
VZ Holding	1,600	270,828

Total		1,728,500

United Kingdom – 25.0%
Abcam	40,000	260,843
Ashmore Group	58,500	292,099
AVEVA Group	10,000	249,495
Clarkson	8,700	331,444
Consort Medical	22,500	353,816
Domino Printing Sciences	25,000	247,631
Elementis	55,000	227,812
Fidessa Group	4,500	167,132
Lancashire Holdings	20,000	207,507
Latchways	17,500	290,794
Oxford Instruments	8,000	132,286
Rotork	3,600	161,369
Spirax-Sarco Engineering	3,200	146,604
Victrex	5,400	140,593

Total		3,209,425

TOTAL COMMON STOCKS
(Cost $12,155,661)		12,409,233

REPURCHASE AGREEMENT – 4.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $524,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $536,625)
(Cost $524,000)		524,000

TOTAL INVESTMENTS – 100.6%
(Cost $12,679,661)		12,933,233

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.6)%		(79,936)

NET ASSETS – 100.0%		$12,853,297

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.6%

Consumer Discretionary – 25.3%
Auto Components - 4.8%
Lear Corporation	145,000	$12,529,450

Distributors - 3.0%
Genuine Parts	89,300	7,832,503

Media - 2.7%
Scripps Networks Interactive Cl. A	91,900	7,176,471

Multiline Retail - 5.2%
Nordstrom	197,500	13,503,075

Specialty Retail - 9.6%
Bed Bath & Beyond [1]	204,000	13,429,320
Gap (The)	276,000	11,506,440

		24,935,760

Total		65,977,259

Energy – 8.8%
Energy Equipment & Services - 4.1%
Helmerich & Payne	108,400	10,609,108

Oil, Gas & Consumable Fuels - 4.7%
Occidental Petroleum	129,000	12,403,350

Total		23,012,458

Financials – 7.5%
Capital Markets - 7.5%
Franklin Resources	203,500	11,113,135
T. Rowe Price Group	107,600	8,435,840

Total		19,548,975

Health Care – 6.4%
Health Care Equipment & Supplies - 2.3%
Stryker Corporation	72,200	5,830,150

Health Care Providers & Services - 4.1%
Quest Diagnostics	177,000	10,740,360

Total		16,570,510

Industrials – 19.4%
Aerospace & Defense - 1.5%
Raytheon Company	39,500	4,013,990

Construction & Engineering - 2.7%
Fluor Corporation	104,400	6,972,876

Electrical Equipment - 4.4%
Emerson Electric	181,000	11,326,980

Industrial Conglomerates - 1.2%
3M	21,700	3,074,456

Machinery - 7.1%
Dover Corporation	49,000	3,936,170
Illinois Tool Works	69,800	5,892,516
Parker Hannifin	75,900	8,663,985

		18,492,671

Professional Services - 2.5%
ManpowerGroup	93,000	6,519,300

Total		50,400,273

Information Technology – 26.2%
Communications Equipment - 4.4%
Cisco Systems	455,500	11,464,935

Electronic Equipment, Instruments & Components - 0.8%
Avnet	53,700	2,228,550

Semiconductors & Semiconductor Equipment - 6.5%
Intel Corporation	147,000	5,118,540
KLA-Tencor	149,000	11,738,220

		16,856,760

Software - 8.7%
Microsoft Corporation	269,500	12,494,020
Symantec Corporation	434,000	10,203,340

		22,697,360

Technology Hardware, Storage & Peripherals - 5.8%
Apple	68,100	6,861,075
SanDisk Corporation	83,600	8,188,620

		15,049,695

Total		68,297,300

TOTAL COMMON STOCKS
(Cost $208,498,301)		243,806,775

REPURCHASE AGREEMENT – 6.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $18,037,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at
$18,399,281)
(Cost $18,037,000)		18,037,000

TOTAL INVESTMENTS – 100.5%
(Cost $226,535,301)		261,843,775

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(1,262,281)

NET ASSETS – 100.0%		$260,581,494

[1]	Non-income producing.
[2]
At September 30, 2014, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[3]	All or a portion of these securities were on loan at September 30, 2014. Total market value of loaned securities as of September 30, 2014, was as follows:

Market Value
Royce Pennsylvania Mutual Fund	$66,006,900
Royce Micro-Cap Fund	19,941,232
Royce Premier Fund	137,830,700
Royce Low-Priced Stock Fund	15,372,068
Royce Total Return Fund	2,472,978
Royce Heritage Fund	2,428,509
Royce Opportunity Fund	186,890,835
Royce Special Equity Fund	11,393,154
Royce Value Fund	3,149,419
Royce Value Plus Fund	121,999,587
Royce Dividend Value Fund	1,789,525
Royce Global Value Fund	812,186

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2014 and less than 1% of net assets.
[6]
Securities for which market quotations are not readily available represent 0.2% and 0.0% of net assets for Royce Micro-Cap Fund and Royce International Micro-Cap Fund, respectively. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[7]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
At September 30, 2014, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:
		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Royce Pennsylvania Mutual Fund	$4,333,652,161	$1,727,902,091	$1,964,633,085	$236,730,994
Royce Micro-Cap Fund	519,390,746	93,822,419	159,438,187	65,615,768
Royce Premier Fund	4,040,376,241	2,102,222,186	2,371,345,923	269,123,737
Royce Low-Priced Stock Fund	757,698,556	175,529,668	270,893,333	95,363,665
Royce Total Return Fund	3,303,936,696	1,409,829,759	1,605,002,242	195,172,483
Royce Heritage Fund	300,824,345	48,009,903	63,459,423	15,449,520
Royce Opportunity Fund	2,292,524,040	223,649,963	469,899,649	246,249,686
Royce Special Equity Fund	2,387,797,874	503,365,515	572,401,824	69,036,309
Royce Select Fund I	37,495,992	6,697,350	8,700,973	2,003,623
Royce Value Fund	764,053,295	176,158,272	221,081,109	44,922,837
Royce Value Plus Fund	878,252,353	187,978,793	244,282,584	56,303,791
Royce 100 Fund	191,871,743	51,295,733	56,976,223	5,680,490
Royce Micro-Cap Discovery Fund	5,066,819	6,481	416,976	410,495
Royce Financial Services Fund	50,741,423	6,744,293	8,221,282	1,476,989
Royce Dividend Value Fund	479,998,654	87,481,283	114,257,633	26,776,350
Royce Select Fund II	4,905,320	(41,541)	384,186	425,727
Royce European Smaller-Companies Fund	30,658,153	(1,034,924)	2,159,242	3,194,166
Royce Global Value Fund	215,589,095	(23,790,985)	23,377,104	47,168,089
Royce Enterprise Select Fund	2,612,046	119,432	197,833	78,401
Royce SMid-Cap Value Fund	16,334,075	1,087,496	2,429,390	1,341,894
Royce International Smaller-Companies Fund	49,573,379	(284,788)	3,985,346	4,270,134
Royce Partners Fund	2,221,661	511,104	591,236	80,132
Royce Opportunity Select Fund	19,828,485	260,344	2,160,519	1,900,175
Royce Global Dividend Value Fund	9,017,489	65,353	1,089,065	1,023,712
Royce International Micro-Cap Fund	6,781,848	(140,661)	457,937	598,598
Royce International Premier Fund	12,680,222	253,011	1,144,481	891,470
Royce Special Equity Multi-Cap Fund	226,544,804	35,298,971	37,453,048	2,154,077

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount there to for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2014. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Pennsylvania Mutual Fund
Common Stocks	$5,932,836,032	$11,353,236	$–	$5,944,189,268
Cash Equivalents	68,427,984	48,937,000	–	117,364,984
Royce Micro-Cap Fund
Common Stocks	568,781,580	2,684,059	1,049,127	572,514,766
Cash Equivalents	21,218,399	19,480,000	–	40,698,399
Royce Premier Fund
Common Stocks	5,785,252,231	–	–	5,785,252,231
Cash Equivalents	141,704,196	215,642,000	–	357,346,196
Royce Low-Priced Stock Fund
Common Stocks	893,490,997	–	–	893,490,997
Cash Equivalents	16,942,227	22,795,000	–	39,737,227
Royce Total Return Fund
Common Stocks	4,519,342,937	25,081,008	–	4,544,423,945
Cash Equivalents	2,616,510	166,726,000	–	169,342,510
Royce Heritage Fund
Common Stocks	318,802,090	–	–	318,802,090
Cash Equivalents	2,917,158	27,115,000	–	30,032,158
Royce Opportunity Fund
Common Stocks	2,129,063,417	10,267,476	–	2,139,330,893
Cash Equivalents	199,446,110	177,397,000	–	376,843,110
Royce Special Equity Fund
Common Stocks	2,667,121,225	4,662,350	–	2,671,783,575
Cash Equivalents	12,329,814	207,050,000	–	219,379,814
Royce Select Fund I
Common Stocks	39,587,342	–	–	39,587,342
Cash Equivalents	–	4,606,000	–	4,606,000
Royce Value Fund
Common Stocks	912,661,048	–	–	912,661,048
Cash Equivalents	3,388,519	24,162,000	–	27,550,519
Royce Value Plus Fund
Common Stocks	875,417,149	–	–	875,417,149
Cash Equivalents	127,760,997	63,053,000	–	190,813,997
Royce 100 Fund
Common Stocks	221,474,476	–	–	221,474,476
Cash Equivalents	–	21,693,000	–	21,693,000
Royce Micro-Cap Discovery Fund
Common Stocks	4,819,300	–	–	4,819,300
Cash Equivalents	–	254,000	–	254,000
Royce Financial Services Fund
Common Stocks	55,170,499	59,217	–	55,229,716
Cash Equivalents	–	2,256,000	–	2,256,000
Royce Dividend Value Fund
Common Stocks	541,387,996	–	–	541,387,996
Cash Equivalents	1,930,941	24,161,000	–	26,091,941
Royce Select Fund II
Common Stocks	4,788,255	–	–	4,788,255
Cash Equivalents	–	224,000	–	224,000
Royce European Smaller-Companies Fund
Common Stocks	29,191,229	–	–	29,191,229
Cash Equivalents	–	432,000	–	432,000
Royce Global Value Fund
Common Stocks	185,018,319	–	–	185,018,319
Cash Equivalents	882,791	5,897,000	–	6,779,791
Royce Enterprise Select Fund
Common Stocks	1,863,617	–	–	1,863,617
Fixed Income	49,861	–	–	49,861
Cash Equivalents	–	818,000	–	818,000
Royce SMid-Cap Value Fund
Common Stocks	17,044,571	–	–	17,044,571
Cash Equivalents	–	377,000	–	377,000
Royce International Smaller-Companies Fund
Common Stocks	48,260,591	–	–	48,260,591
Cash Equivalents	–	1,028,000	–	1,028,000
Royce Partners Fund
Common Stocks	2,309,765	–	–	2,309,765
Cash Equivalents	–	423,000	–	423,000
Royce Opportunity Select Fund
Common Stocks	19,480,754	14,818	–	19,495,572
Cash Equivalents	–	1,642,000	–	1,642,000
Royce Global Dividend Value Fund
Common Stocks	8,638,842	–	–	8,638,842
Cash Equivalents	–	444,000	–	444,000
Royce International Micro-Cap Fund
Common Stocks	6,026,659	–	528	6,027,187
Cash Equivalents	–	614,000	–	614,000
Royce International Premier Fund
Common Stocks	12,409,233	–	–	12,409,233
Cash Equivalents	–	524,000	–	524,000
Royce Special Equity Multi-Cap Fund
Common Stocks	243,806,775	–	–	243,806,775
Cash Equivalents	–	18,037,000	–	18,037,000

Short positions:

	Level 1	Level 2	Level 3	Total
Royce Select Fund II
Common Stocks	$(148,476)	$–	$–	$(148,476)
Royce Opportunity Select Fund
Common Stocks	(1,048,743)	–	–	(1,048,743)

For the nine months ended September 30, 2014, certain securities have transferred in and out of Level 1 and Level 2 measurements. The Funds recognize transfers between levels as of the end of the reporting period. At September 30, 2014, the following Funds had securities transfer from Level 1 to Level 2 within the fair value hierarchy:

Transfers from Level 1 to Level 2
Royce Micro-Cap Fund	$1,535,634
Royce Total Return Fund	5,248,125
Royce Opportunity Fund	9,998,455

Level 3 Reconciliation:

	Balance as of 12/31/13	Purchases	Sales	Realized and Unrealized Gain (Loss)	Balance as of 9/30/14
Royce Micro-Cap Fund
Common Stocks	$411,368	$–	$–	$637,759	$1,049,127
Royce Financial Services Fund
Common Stocks	0	–	0	0	–
Royce International Micro-Cap Fund
Common Stocks	529	–	–	(1)	528

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:

The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:

The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:

An "Affiliated Company," as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2014:

Affiliated Company	Shares 12/31/13	Market Value 12/31/13	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Dividend Income	Shares 9/30/14	Market Value 9/30/14
Royce Pennsylvania Mutual Fund
America’s Car-Mart	711,516	$30,047,321	$–	$3,172,978	$13,957	$–	636,516	$25,199,669
DTS	1,044,829	25,054,999	1,651,960	–	–	–	1,119,829	28,275,682
Fabrinet [1]	1,727,113	35,509,443	3,582,301	6,158,629	446,842	–
Key Tronic	697,735	7,689,040	1,117	–	–	–	697,835	7,376,116
Landauer	492,200	25,894,642	1,375,615	–	–	855,855	518,700	17,122,287
PICO Holdings	1,056,784	24,422,278	6,427,984	–	–	–	1,319,011	26,314,270
Preformed Line Products	349,478	25,567,810	182,411	–	–	211,487	352,478	18,596,739
Stanley Furniture [1]	962,235	3,694,982	–	14,879,061	(12,329,138)	–
STRATTEC SECURITY	150,000	6,700,500	7,020,206	–	–	59,886	244,150	19,861,603
Weyco Group	590,500	17,378,415	–	–	–	330,680	590,500	14,827,455
		201,959,430			(11,868,339)	1,457,908		157,573,821
Royce Micro-Cap Fund
Key Technology	370,814	5,313,765	–	–	–	–	370,814	4,857,663
Lincoln Educational Services [1]	1,295,222	6,450,206	–	3,674,211	(2,595,828)	189,187
Truett-Hurst Cl. A	191,900	800,223	–	–	–	–	191,900	1,065,045
		12,564,194			(2,595,828)	189,187		5,922,708
Royce Premier Fund
Acacia Research	3,152,289	45,834,282	9,171,957	1,040,846	284,722	1,363,007	3,674,551	56,882,049
Benchmark Electronics	2,843,900	65,637,212	–	2,841,662	649,351	–	2,702,100	60,013,641
Cabot Microelectronics	1,720,272	78,616,431	–	11,179,821	4,837,707	–	1,340,574	55,566,792
Cal-Maine Foods	1,721,686	103,697,148	–	12,002,460	20,501,232	2,317,647	1,316,686	117,619,560
Cirrus Logic	4,420,181	90,304,298	29,305,907	2,096,171	857,449	–	5,840,000	121,764,000
Fair Isaac [1]	1,732,600	108,876,584	–	3,711,047	3,154,563	101,550
Fairchild Semiconductor International [1]	6,833,112	91,222,045	–	52,311,378	(2,834,181)	–
Globe Specialty Metals	5,532,472	99,639,821	3,870,526	1,356,046	914,924	1,262,281	5,615,472	102,145,436
Kennedy-Wilson Holdings	3,073,344	68,381,904	55,729,986	2,015,600	855,970	1,389,181	5,318,014	127,419,615
Medicines Company (The)	2,753,525	106,341,135	31,672,063	1,891,416	95,286	–	3,777,388	84,311,300
MKS Instruments	3,071,910	91,972,985	9,053,800	1,311,666	948,149	1,584,183	3,298,410	110,100,926
Myriad Genetics	6,343,965	133,096,386	–	9,682,900	4,351,628	–	5,969,565	230,246,122
Pan American Silver	8,194,097	95,870,935	6,059,630	3,059,507	188,726	2,722,847	8,400,597	92,238,555
Sanderson Farms [1]	1,329,008	96,127,148	–	10,134,891	12,092,196	1,533,639
Schnitzer Steel Industries Cl. A	2,008,038	65,602,602	–	6,676,441	(3,509,606)	1,129,521	1,893,538	45,539,589
Semperit AG Holding	1,917,496	94,951,140	1,948,267	1,488,893	632,621	2,753,011	1,912,596	88,173,243
Silver Standard Resources [1]	4,115,069	28,640,880	–	38,007,080	(25,241,025)	–
Simpson Manufacturing	2,705,933	99,388,919	–	926,432	1,561,206	1,082,603	2,630,933	76,691,697
Strayer Education	1,018,485	35,107,178	–	51,266,567	(30,925,390)	–	675,203	40,431,156
Thor Industries	4,216,757	232,891,489	–	3,348,312	4,418,376	1,928,208	4,081,457	210,195,035
Trican Well Service	8,077,100	98,696,878	6,725,525	768,458	1,786,808	1,029,053	8,450,100	98,840,404
Unit Corporation	2,810,073	145,055,968	–	9,710,900	4,871,679	–	2,586,073	151,673,181
Woodward	3,806,024	173,592,755	–	2,947,917	15,836,660	913,446	3,443,724	163,990,137
		2,249,546,123			16,329,051	21,110,177		2,033,842,438
Royce Low-Priced Stock Fund
Gladstone Land	501,200	8,119,440	–	–	–	135,324	501,200	6,019,412
Seabridge Gold [1]	2,476,592	18,079,122	–	7,987,763	(1,875,369)	–
Universal Technical Institute	1,468,679	20,429,325	–	3,612,222	(1,132,343)	393,745	1,279,151	11,960,062
WaterFurnace Renewable Energy [1]	814,500	18,394,780	–	18,639,052	5,662,635	346,163
		65,022,667			2,654,923	875,232		17,979,474
Royce Total Return Fund
Barry (R.G.) [1]	1,045,808	20,184,094	–	11,439,507	8,450,294	104,581
Chase Corporation	773,974	27,321,282	–	–	–	–	773,974	24,086,071
Houston Wire & Cable	1,216,073	16,271,057	2,633,615	499,136	(68,392)	472,251	1,382,825	16,566,244
Mueller (Paul) Company	116,700	3,571,020	–	–	–	–	116,700	5,777,817
Peapack-Gladstone Financial [1]	604,692	11,549,617	–	–	–	90,704
Starrett (L.S.) Company (The) Cl. A	529,400	7,713,358	–	–	–	158,820	529,400	7,326,896
Village Super Market Cl. A [1]	732,024	22,700,064	16,337	1,480,048	(284,587)	519,182
		109,310,492			8,097,315	1,345,538		53,757,028
Royce Opportunity Fund
BTU International	723,141	2,111,572	175,861	–	–	–	776,179	2,522,582
CTPartners Executive Search	483,837	2,709,487	391,356	872,105	171,594	–	461,420	7,193,538
Dixie Group	802,653	10,595,020	628,264	720,637	45,387	–	818,135	7,093,230
Hardinge [1]	629,571	9,109,892	165,052	146,461	(31,280)	38,274
Interphase Corporation [1]	384,001	1,488,004	154,213	44,383	(5,685)	–
Kid Brands [1]	1,202,959	1,227,018	–	3,981,741	(3,784,318)	–
LMI Aerospace	651,335	9,600,678	749,103	404,781	(169,217)	–	687,735	8,803,008
Magnetek	166,017	3,971,127	409,939	14,464	15,575	–	186,163	5,825,040
Pericom Semiconductor	1,380,517	12,231,381	665,380	–	–	–	1,458,499	14,205,780
Planar Systems	1,625,599	4,129,021	–	3,083,947	(1,917,252)	–	1,364,699	5,172,209
SigmaTron International	354,872	3,140,617	–	195,671	(34,313)	–	341,372	2,481,774
Spire Corporation	660,120	316,924	5,807	12,156	(5,294)	–	653,600	269,022
TRC Companies	1,712,926	12,230,292	117,717	–	–	–	1,735,430	11,332,358
		72,861,033			(5,714,803)	38,274		64,898,541
Royce Special Equity Fund
Arden Group Cl. A [1]	243,000	30,741,930	–	17,835,615	12,903,784	–
Atrion Corporation	167,000	49,473,750	–	4,156,449	2,690,882	307,414	145,000	44,226,450
AVX Corporation	9,298,500	129,528,105	16,890,942	507,847	(20,552)	2,918,949	10,550,000	140,104,000
Bowl America Cl. A	343,047	4,912,433	14	–	–	171,524	343,048	4,720,340
Children’s Place	2,100,000	119,637,000	3,703,448	–	–	861,250	2,170,000	103,422,200
CSS Industries	974,000	27,934,320	–	–	–	438,300	974,000	23,619,500
EnerSys [1]	2,391,000	167,585,190	570,479	44,185,439	31,852,323	786,018
Finish Line (The) Cl. A	4,958,000	139,666,860	–	2,317,610	716,701	1,189,920	4,860,000	121,645,800
Foster (L.B.) Company	1,000,000	47,290,000	–	–	–	90,000	1,000,000	45,940,000
Frisch’s Restaurants	505,100	12,945,713	–	–	–	282,856	505,100	14,294,330
Hawkins	989,000	36,780,910	2,716,215	7,865,488	(631,261)	662,192	866,596	31,162,792
Hurco Companies	471,000	11,779,710	490,313	305,806	75,039	99,296	476,519	17,945,706
LeapFrog Enterprises Cl. A	4,100,000	32,554,000	16,685,452	–	–	–	6,400,000	38,336,000
Meredith Corporation	1,544,000	79,979,200	47,614,554	456,747	275,241	2,448,135	2,570,000	109,996,000
Minerals Technologies	3,075,000	184,715,250	417,912	36,948,602	26,646,550	419,985	2,075,000	128,048,250
National Presto Industries	656,500	52,848,250	–	–	–	3,315,325	656,500	39,856,115
Neenah Paper			51,739,519	–	–	488,142	1,058,000	56,581,840
Park Electrochemical	2,011,000	57,755,920	–	17,139,117	(410,342)	5,411,728	1,448,182	34,104,686
Plantronics [1]	2,215,000	102,886,750	3,182,875	1,822,499	206,039	911,000
ScanSource	930,000	39,459,900	58,377,810	–	–	–	2,470,000	85,437,300
Scholastic Corporation	2,910,000	98,969,100	94,668	–	–	1,309,500	2,913,000	94,148,160
Schulman (A.) [1]	1,487,000	52,431,620	–	30,694,230	25,394,028	590,945
Schweitzer-Mauduit International	2,638,557	135,806,529	2,118,151	–	–	2,873,956	2,688,913	111,078,996
Standard Motor Products	2,250,000	82,800,000	625,137	–	–	882,180	2,268,000	78,087,240
UniFirst Corporation	1,481,570	158,527,990	5,827,556	–	–	171,436	1,542,278	148,968,632
Universal Corporation	1,296,000	70,761,600	35,984,208	176,421	5,695	2,107,333	2,003,000	88,913,170
Weis Markets	1,144,500	60,154,920	15,704,763	–	–	1,196,859	1,486,100	58,002,483
		1,987,926,950			99,704,127	29,934,243		1,618,639,990
Royce Value Plus Fund
Numerex Corporation Cl. A [1]	1,030,200	13,341,090	–	1,058,076	(54,807)	–
		13,341,090			(54,807)	–

1Not an Affiliated Company at September 30, 2014.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 26, 2014

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: November 26, 2014